UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09877

Calvert Responsible Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert US Large-Cap Core Responsible Index Fund
Calvert US Large-Cap Growth Responsible Index Fund
Calvert US Large-Cap Value Responsible Index Fund
Calvert US Mid-Cap Core Responsible Index Fund
Calvert International Responsible Index Fund

Calvert US Large-Cap Core Responsible Index Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
39	Board of Directors’ Contract Approval
42	Officers and Directors
43	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	5.84%	13.13%	13.11%	9.24%
Class A with 4.75% Maximum Sales Charge	—	—	0.80	7.75	12.02	8.71
Class C at NAV	06/30/2000	06/30/2000	5.44	12.30	12.22	8.28
Class C with 1% Maximum Sales Charge	—	—	4.44	11.30	12.22	8.28
Class I at NAV	06/30/2000	06/30/2000	6.02	13.57	13.60	9.78
Class R6 at NAV	10/03/2017	06/30/2000	5.97	13.52	13.59	9.77

Calvert US Large-Cap Core Responsible Index	—	—	6.16%	13.79%	13.94%	10.33%
Russell 1000® Index	—	—	5.85	13.98	13.16	9.60

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			0.70%	1.50%	0.35%	0.35%
Net			0.54	1.29	0.19	0.19

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	26.6%	Apple, Inc.	3.6%
Financials	16.4%	Alphabet, Inc., Class A	3.1%
Health Care	13.9%	Microsoft Corp.	3.0%
Consumer Discretionary	13.6%	Amazon.com, Inc.	3.0%
Industrials	11.4%	Facebook, Inc., Class A	1.9%
Consumer Staples	7.9%	Bank of America Corp.	1.8%
Materials	3.4%	Johnson & Johnson	1.7%
Utilities	3.1%	Procter & Gamble Co. (The)	1.2%
Telecommunication Services	1.9%	Visa, Inc., Class A	1.1%
Energy	1.2%	Coca-Cola Co. (The)	1.1%
Time Deposit	0.5%	Total	21.5%
Real Estate	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Calvert US Large-Cap Core Responsible Index is composed of common stocks of large companies domiciled in the United States that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Russell 1000® Index is an unmanaged index of U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Important Notice to Shareholders
Effective February 1, 2018, the Fund is managed by Thomas C. Seto, Christopher Madden and Jade Huang.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018) for Class A, Class C and Class I and (October 3, 2017 to March 31, 2018) for Class R6. The Hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual*
Class A	$1,000.00	$1,058.40	$2.77**	0.54%
Class C	$1,000.00	$1,054.40	$6.61**	1.29%
Class I	$1,000.00	$1,060.20	$0.98**	0.19%
Class R6	$1,000.00	$1,052.50	$0.96**	0.19%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,022.24	$2.72**	0.54%
Class C	$1,000.00	$1,018.50	$6.49**	1.29%
Class I	$1,000.00	$1,023.98	$0.96**	0.19%
Class R6	$1,000.00	$1,023.98	$0.96**	0.19%

* Class R6 had not commenced operations on October 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 180/365 for Class R6 (to reflect the period from the commencement of operations on October 3, 2017 to March 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (October 3, 2017 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (October 3, 2017 for Class R6).

4 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.4%
Harris Corp.	8,456	1,363,784
HEICO Corp. (a)	6,216	539,611
Hexcel Corp.	7,879	508,904
Rockwell Collins, Inc.	12,408	1,673,219
		4,085,518

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (a)	11,090	1,039,244
Expeditors International of Washington, Inc.	13,674	865,564
United Parcel Service, Inc., Class B	66,768	6,987,939
		8,892,747

Airlines - 1.0%
Alaska Air Group, Inc.	10,757	666,504
American Airlines Group, Inc. (a)	35,429	1,840,891
Delta Air Lines, Inc.	53,945	2,956,726
JetBlue Airways Corp. (b)	25,578	519,745
Southwest Airlines Co.	45,180	2,587,910
Spirit Airlines, Inc. (a)(b)	6,073	229,438
United Continental Holdings, Inc. (b)	22,126	1,537,093
		10,338,307

Auto Components - 0.3%
Aptiv plc	13,886	1,179,894
BorgWarner, Inc.	10,587	531,785
Gentex Corp.	14,355	330,452
Goodyear Tire & Rubber Co. (The)	12,692	337,353
LCI Industries	1,261	131,333
Tenneco, Inc.	4,437	243,458
Visteon Corp. (b)	1,681	185,314
		2,939,589

Automobiles - 0.4%
Ford Motor Co.	210,469	2,331,997
Harley-Davidson, Inc.	8,308	356,247
Tesla, Inc. (b)	6,742	1,794,248
Thor Industries, Inc.	2,585	297,714
		4,780,206

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Banks - 6.0%
Associated Banc-Corp.	8,126	201,931
Bank of America Corp.	637,211	19,109,958
Bank of Hawaii Corp. (a)	2,336	194,122
Bank of the Ozarks, Inc.	7,271	350,971
BankUnited, Inc.	7,529	301,009
BB&T Corp.	48,141	2,505,258
BOK Financial Corp.	1,110	109,879
Cathay General Bancorp	3,198	127,856
Chemical Financial Corp.	4,623	252,786
CIT Group, Inc.	8,792	452,788
Citigroup, Inc.	162,846	10,992,105
Citizens Financial Group, Inc.	30,963	1,299,827
Comerica, Inc.	10,914	1,046,980
Commerce Bancshares, Inc.	11,191	670,453
Cullen/Frost Bankers, Inc.	3,329	353,107
East West Bancorp, Inc.	8,465	529,401
Fifth Third Bancorp	44,798	1,422,336
First Citizens BancShares, Inc., Class A	451	186,371
First Hawaiian, Inc.	6,742	187,630
First Horizon National Corp.	17,155	323,029
First Republic Bank	9,289	860,254
FNB Corp.	20,148	270,991
Fulton Financial Corp.	9,397	166,797
Hancock Holding Co.	4,887	252,658
Home BancShares, Inc.	6,923	157,914
Huntington Bancshares, Inc.	71,194	1,075,029
IBERIABANK Corp.	3,586	279,708
Investors Bancorp, Inc.	12,350	168,454
KeyCorp	69,252	1,353,877
M&T Bank Corp.	8,950	1,650,022
MB Financial, Inc.	3,577	144,797
PacWest Bancorp	7,891	390,841
People's United Financial, Inc.	20,715	386,542
Pinnacle Financial Partners, Inc.	4,773	306,427
PNC Financial Services Group, Inc. (The)	29,184	4,413,788
Popular, Inc.	5,339	222,209
Prosperity Bancshares, Inc.	3,886	282,240
Regions Financial Corp.	73,832	1,371,799
Signature Bank (b)	3,535	501,793
Sterling Bancorp	12,805	288,753
SVB Financial Group (b)	3,653	876,756
Synovus Financial Corp.	6,505	324,860
Texas Capital Bancshares, Inc. (b)	3,496	314,290
U.S. Bancorp	99,084	5,003,742
UMB Financial Corp.	2,437	176,414
Umpqua Holdings Corp.	15,457	330,934

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Bankshares, Inc. (a)	6,728	237,162
Valley National Bancorp	16,350	203,721
Webster Financial Corp.	5,017	277,942
Western Alliance Bancorp (b)	5,224	303,567
Wintrust Financial Corp.	4,286	368,810
Zions Bancorporation	12,098	637,927
		64,218,815

Beverages - 2.1%
Coca-Cola Co. (The)	261,277	11,347,260
Dr Pepper Snapple Group, Inc.	11,682	1,382,915
PepsiCo, Inc.	92,011	10,043,001
		22,773,176

Biotechnology - 3.5%
AbbVie, Inc.	86,125	8,151,731
ACADIA Pharmaceuticals, Inc. (a)(b)	5,094	114,462
Alexion Pharmaceuticals, Inc. (b)	12,362	1,377,868
Alkermes plc (a)(b)	8,182	474,229
Alnylam Pharmaceuticals, Inc. (b)	4,873	580,374
Amgen, Inc.	38,600	6,580,528
Biogen, Inc. (b)	11,247	3,079,654
BioMarin Pharmaceutical, Inc. (a)(b)	9,916	803,890
Bluebird Bio, Inc. (a)(b)	2,593	442,755
Celgene Corp. (b)	40,807	3,640,392
Exelixis, Inc. (b)	14,324	317,277
FibroGen, Inc. (b)	3,655	168,861
Gilead Sciences, Inc.	70,577	5,320,800
Incyte Corp. (a)(b)	10,754	896,131
Ionis Pharmaceuticals, Inc. (a)(b)	6,894	303,888
Portola Pharmaceuticals, Inc. (a)(b)	3,321	108,464
Puma Biotechnology, Inc. (a)(b)	1,571	106,907
Regeneron Pharmaceuticals, Inc. (b)	4,328	1,490,390
Sage Therapeutics, Inc. (b)	2,237	360,314
Sarepta Therapeutics, Inc. (a)(b)	3,110	230,420
Seattle Genetics, Inc. (a)(b)	8,960	468,966
TESARO, Inc. (a)(b)	2,459	140,507
United Therapeutics Corp. (b)	2,286	256,855
Vertex Pharmaceuticals, Inc. (b)	13,727	2,237,226
		37,652,889

Building Products - 0.6%
Allegion plc	7,322	624,493
Fortune Brands Home & Security, Inc.	12,468	734,241
Johnson Controls International plc	72,977	2,571,709
Masco Corp.	29,318	1,185,620

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Owens Corning	7,726	621,170
Trex Co., Inc. (b)	2,276	247,561
USG Corp. (b)	5,785	233,830
		6,218,624

Capital Markets - 5.1%
Affiliated Managers Group, Inc.	3,442	652,534
Ameriprise Financial, Inc.	10,103	1,494,638
Bank of New York Mellon Corp. (The)	64,066	3,301,321
BGC Partners, Inc., Class A	16,912	227,466
BlackRock, Inc.	9,595	5,197,803
Cboe Global Markets, Inc.	7,045	803,834
Charles Schwab Corp. (The)	76,218	3,980,104
CME Group, Inc.	21,593	3,492,452
E*Trade Financial Corp. (b)	16,588	919,141
Evercore, Inc., Class A	2,768	241,370
Federated Investors, Inc., Class B (a)	5,949	198,697
Franklin Resources, Inc.	19,600	679,728
Goldman Sachs Group, Inc. (The)	21,986	5,537,394
Interactive Brokers Group, Inc., Class A	23,753	1,597,152
Intercontinental Exchange, Inc.	37,082	2,689,187
Invesco Ltd.	27,069	866,479
Legg Mason, Inc.	5,350	217,477
LPL Financial Holdings, Inc.	5,529	337,656
MarketAxess Holdings, Inc.	2,226	484,021
Moody's Corp.	12,301	1,984,151
Morgan Stanley	87,127	4,701,373
Morningstar, Inc.	1,011	96,571
MSCI, Inc.	5,534	827,167
Nasdaq, Inc.	7,521	648,461
Northern Trust Corp.	13,496	1,391,842
Raymond James Financial, Inc.	8,088	723,148
S&P Global, Inc.	16,637	3,178,665
SEI Investments Co.	8,571	642,054
State Street Corp.	23,367	2,330,391
Stifel Financial Corp.	5,385	318,953
T. Rowe Price Group, Inc.	15,108	1,631,211
TD Ameritrade Holding Corp.	31,559	1,869,240
Thomson Reuters Corp.	16,683	644,798
		53,906,479

Chemicals - 2.3%
Air Products & Chemicals, Inc.	23,530	3,741,976
Axalta Coating Systems Ltd. (b)	24,242	731,866
Eastman Chemical Co.	16,356	1,726,866
Ecolab, Inc.	29,580	4,054,531
International Flavors & Fragrances, Inc.	8,979	1,229,315

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mosaic Co. (The)	38,061	924,121
PPG Industries, Inc.	27,794	3,101,810
Praxair, Inc.	31,248	4,509,086
Sensient Technologies Corp.	5,710	403,012
Sherwin-Williams Co. (The)	9,441	3,702,005
		24,124,588

Commercial Services & Supplies - 0.8%
ASGN, Inc. (b)	3,863	316,302
Cintas Corp.	6,417	1,094,612
Copart, Inc. (b)	19,152	975,411
Deluxe Corp.	3,061	226,545
Healthcare Services Group, Inc.	6,570	285,664
KAR Auction Services, Inc.	11,569	627,040
MSA Safety, Inc.	2,985	248,471
Republic Services, Inc.	24,139	1,598,726
UniFirst Corp.	1,332	215,318
Waste Management, Inc.	32,594	2,741,807
		8,329,896

Communications Equipment - 1.3%
Arista Networks, Inc. (b)	2,158	550,937
ARRIS International plc (b)	8,066	214,314
Ciena Corp. (b)	5,637	145,998
Cisco Systems, Inc.	219,795	9,427,008
CommScope Holding Co., Inc. (b)	8,040	321,359
EchoStar Corp., Class A (b)	4,037	213,033
F5 Networks, Inc. (b)	2,499	361,380
Juniper Networks, Inc.	15,174	369,183
Lumentum Holdings, Inc. (a)(b)	2,188	139,594
Motorola Solutions, Inc.	7,663	806,914
NetScout Systems, Inc. (b)	3,994	105,242
Palo Alto Networks, Inc. (b)	3,996	725,354
Ubiquiti Networks, Inc. (a)(b)	1,817	125,010
		13,505,326

Construction & Engineering - 0.1%
Dycom Industries, Inc. (b)	2,863	308,145
EMCOR Group, Inc.	5,221	406,872
Quanta Services, Inc. (b)	10,480	359,988
Valmont Industries, Inc.	1,443	211,111
		1,286,116

Consumer Finance - 1.2%
Ally Financial, Inc.	32,447	880,936
American Express Co.	51,406	4,795,152
Capital One Financial Corp.	29,779	2,853,424

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Credit Acceptance Corp. (a)(b)	692	228,644
Discover Financial Services	22,772	1,637,990
OneMain Holdings, Inc. (b)	4,441	132,963
SLM Corp. (b)	23,908	268,009
Synchrony Financial	46,321	1,553,143
		12,350,261

Containers & Packaging - 0.8%
AptarGroup, Inc.	6,210	557,844
Avery Dennison Corp.	9,140	971,125
Ball Corp. (a)	38,609	1,533,163
Berry Global Group, Inc. (b)	14,938	818,752
Crown Holdings, Inc. (b)	15,041	763,331
Greif, Inc., Class A	5,962	311,515
Owens-Illinois, Inc. (a)(b)	15,985	346,235
Sealed Air Corp. (a)	20,563	879,891
Sonoco Products Co.	9,502	460,847
WestRock Co.	26,906	1,726,558
		8,369,261

Distributors - 0.2%
Genuine Parts Co.	7,843	704,615
LKQ Corp. (b)	16,721	634,562
Pool Corp.	1,824	266,705
		1,605,882

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (b)	2,219	221,279
Graham Holdings Co., Class B	191	115,030
Grand Canyon Education, Inc. (b)	2,982	312,871
H&R Block, Inc.	10,067	255,803
Service Corp. International	10,014	377,928
ServiceMaster Global Holdings, Inc. (b)	6,779	344,712
		1,627,623

Diversified Financial Services - 0.1%
Voya Financial, Inc.	11,073	559,186

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	262,207	9,347,679
CenturyLink, Inc.	48,700	800,141
Verizon Communications, Inc.	182,010	8,703,718
Zayo Group Holdings, Inc. (b)	14,711	502,528
		19,354,066

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electric Utilities - 0.9%
Alliant Energy Corp.	40,904	1,671,337
Eversource Energy	54,530	3,212,908
Portland General Electric Co.	14,826	600,601
Xcel Energy, Inc.	85,035	3,867,392
		9,352,238

Electrical Equipment - 1.0%
Acuity Brands, Inc. (a)	3,186	443,459
AMETEK, Inc.	16,350	1,242,110
Eaton Corp. plc	33,494	2,676,506
Emerson Electric Co.	49,188	3,359,540
EnerSys	3,662	254,033
Hubbell, Inc.	4,480	545,574
Regal-Beloit Corp.	2,818	206,700
Rockwell Automation, Inc.	10,236	1,783,111
Sensata Technologies Holding plc (a)(b)	12,777	662,232
		11,173,265

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. (b)	4,356	335,499
Avnet, Inc.	7,157	298,876
CDW Corp.	7,308	513,825
Coherent, Inc. (b)	1,065	199,581
Corning, Inc.	40,234	1,121,724
Dolby Laboratories, Inc., Class A	4,336	275,596
FLIR Systems, Inc.	5,903	295,209
IPG Photonics Corp. (b)	1,577	368,040
Jabil, Inc.	8,312	238,804
Keysight Technologies, Inc. (b)	9,141	478,897
National Instruments Corp.	4,287	216,794
SYNNEX Corp.	1,489	176,298
TE Connectivity Ltd.	16,142	1,612,586
Tech Data Corp. (b)	1,374	116,969
Trimble, Inc. (b)	10,917	391,702
Universal Display Corp.	1,805	182,305
Zebra Technologies Corp., Class A (b)	2,084	290,072
		7,112,777

Energy Equipment & Services - 1.2%
Baker Hughes a GE Co.	259,437	7,204,566
Core Laboratories NV (a)	10,914	1,181,113
National Oilwell Varco, Inc.	80,430	2,960,628
US Silica Holdings, Inc. (a)	20,308	518,260
Weatherford International plc (a)(b)	248,293	568,591
		12,433,158

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	2,371	260,265
Costco Wholesale Corp.	27,635	5,207,263
CVS Health Corp.	64,230	3,995,748
Kroger Co. (The)	56,564	1,354,142
Performance Food Group Co. (b)	4,785	142,832
PriceSmart, Inc. (a)	1,950	162,923
Sprouts Farmers Market, Inc. (b)	9,622	225,828
Sysco Corp.	31,817	1,907,747
US Foods Holding Corp. (b)	8,862	290,408
Walgreens Boots Alliance, Inc.	53,784	3,521,239
		17,068,395

Food Products - 1.8%
B&G Foods, Inc. (a)	3,720	88,164
Blue Buffalo Pet Products, Inc. (b)	10,386	413,467
Bunge Ltd.	8,789	649,859
Campbell Soup Co. (a)	12,363	535,441
Conagra Brands, Inc.	26,544	978,943
Flowers Foods, Inc.	11,379	248,745
General Mills, Inc.	37,882	1,706,963
Hain Celestial Group, Inc. (The) (a)(b)	5,337	171,157
Hershey Co. (The)	12,402	1,227,302
Hormel Foods Corp. (a)	18,266	626,889
Ingredion, Inc.	5,003	644,987
J. M. Smucker Co. (The)	7,591	941,360
Kellogg Co. (a)	17,444	1,134,034
Kraft Heinz Co. (The)	58,627	3,651,876
Lamb Weston Holdings, Inc.	8,900	518,158
Lancaster Colony Corp.	1,222	150,477
McCormick & Co., Inc.	7,866	836,864
Mondelez International, Inc., Class A	98,856	4,125,261
Pinnacle Foods, Inc.	7,373	398,879
Post Holdings, Inc. (a)(b)	3,769	285,539
TreeHouse Foods, Inc. (b)	3,541	135,514
		19,469,879

Gas Utilities - 0.5%
Atmos Energy Corp.	17,117	1,441,936
New Jersey Resources Corp.	13,723	550,292
ONE Gas, Inc.	9,309	614,580
Southwest Gas Holdings, Inc.	10,099	682,996
Spire, Inc.	8,313	601,030
UGI Corp.	28,550	1,268,191
WGL Holdings, Inc.	8,285	693,040
		5,852,065

12 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	93,866	5,624,451
ABIOMED, Inc. (b)	2,156	627,374
Align Technology, Inc. (b)	4,234	1,063,284
Becton Dickinson and Co.	12,881	2,791,313
Boston Scientific Corp. (b)	74,992	2,048,782
Cantel Medical Corp.	2,040	227,276
Cooper Cos., Inc. (The)	2,497	571,339
Danaher Corp.	33,535	3,283,412
DENTSPLY SIRONA, Inc.	12,155	611,518
DexCom, Inc. (b)	4,395	325,933
Edwards Lifesciences Corp. (b)	11,022	1,537,789
Globus Medical, Inc., Class A (b)	5,233	260,708
Hill-Rom Holdings, Inc.	3,014	262,218
Hologic, Inc. (b)	16,092	601,197
ICU Medical, Inc. (b)	985	248,614
IDEXX Laboratories, Inc. (b)	4,921	941,830
Insulet Corp. (b)	3,733	323,576
Masimo Corp. (b)	2,151	189,181
Neogen Corp. (b)	2,626	175,916
NuVasive, Inc. (b)	2,566	133,971
Penumbra, Inc. (a)(b)	1,603	185,387
ResMed, Inc.	7,849	772,891
STERIS plc	5,307	495,462
Teleflex, Inc.	2,439	621,896
Varian Medical Systems, Inc. (b)	5,322	652,743
West Pharmaceutical Services, Inc.	3,790	334,619
		24,912,680

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)(b)	3,557	139,363
AmerisourceBergen Corp.	9,192	792,442
Anthem, Inc.	13,854	3,043,724
Cardinal Health, Inc.	17,247	1,081,042
Centene Corp. (b)	8,657	925,174
Chemed Corp.	1,269	346,259
DaVita, Inc. (b)	8,617	568,205
Encompass Health Corp.	4,461	255,035
Envision Healthcare Corp. (b)	5,480	210,596
Express Scripts Holding Co. (b)	29,697	2,051,469
HCA Healthcare, Inc.	14,919	1,447,143
Henry Schein, Inc. (b)	7,734	519,802
Humana, Inc.	7,341	1,973,481
Laboratory Corp. of America Holdings (b)	5,277	853,555
Mednax, Inc. (b)	6,296	350,247
Molina Healthcare, Inc. (a)(b)	2,921	237,127
Patterson Cos., Inc. (a)	4,995	111,039

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Premier, Inc., Class A (a)(b)	6,888	215,663
Quest Diagnostics, Inc.	7,943	796,683
WellCare Health Plans, Inc. (b)	2,206	427,148
		16,345,197

Health Care Technology - 0.2%
athenahealth, Inc. (b)	2,274	325,250
Cerner Corp. (b)	16,989	985,362
Cotiviti Holdings, Inc. (b)	2,345	80,762
Medidata Solutions, Inc. (b)	2,930	184,033
Veeva Systems, Inc., Class A (b)	7,335	535,602
		2,111,009

Hotels, Restaurants & Leisure - 1.6%
Aramark	14,012	554,315
Chipotle Mexican Grill, Inc. (a)(b)	1,283	414,550
Choice Hotels International, Inc.	3,056	244,939
Cracker Barrel Old Country Store, Inc. (a)	1,217	193,746
Darden Restaurants, Inc.	6,913	589,333
Domino's Pizza, Inc.	2,182	509,628
Dunkin' Brands Group, Inc. (a)	4,512	269,321
Hilton Grand Vacations, Inc. (b)	2,827	121,618
Hilton Worldwide Holdings, Inc.	14,520	1,143,595
Hyatt Hotels Corp., Class A	6,843	521,847
ILG, Inc.	8,136	253,111
Jack in the Box, Inc.	1,661	141,733
Marriott International, Inc., Class A	16,981	2,309,076
Marriott Vacations Worldwide Corp.	1,092	145,454
Royal Caribbean Cruises Ltd.	9,323	1,097,690
Six Flags Entertainment Corp.	4,832	300,840
Starbucks Corp.	73,017	4,226,954
Texas Roadhouse, Inc.	4,128	238,516
Vail Resorts, Inc.	2,205	488,849
Wendy's Co. (The)	15,807	277,413
Wyndham Worldwide Corp.	4,999	572,036
Yum China Holdings, Inc.	19,911	826,307
Yum! Brands, Inc.	17,532	1,492,499
		16,933,370

Household Durables - 0.4%
Garmin Ltd.	5,317	313,331
Leggett & Platt, Inc.	10,024	444,665
Lennar Corp., Class A	16,391	966,086
Lennar Corp., Class B	6,099	290,861
Mohawk Industries, Inc. (b)	3,859	896,137
Newell Brands, Inc.	26,176	666,964
Tempur Sealy International, Inc. (a)(b)	2,289	103,669

14 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Toll Brothers, Inc.	8,529	368,879
Tupperware Brands Corp.	2,531	122,450
Whirlpool Corp.	3,612	553,033
		4,726,075

Household Products - 2.0%
Church & Dwight Co., Inc.	14,911	750,918
Clorox Co. (The)	9,786	1,302,615
Colgate-Palmolive Co.	56,649	4,060,600
Kimberly-Clark Corp.	22,341	2,460,414
Procter & Gamble Co. (The)	159,041	12,608,771
		21,183,318

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class C	21,715	369,155
Ormat Technologies, Inc. (a)	7,075	398,888
		768,043

Industrial Conglomerates - 1.2%
3M Co.	46,752	10,262,999
Carlisle Cos., Inc.	5,000	522,050
Roper Technologies, Inc.	7,666	2,151,770
		12,936,819

Insurance - 3.9%
Aflac, Inc.	47,064	2,059,521
Alleghany Corp.	902	554,225
Allstate Corp. (The)	22,053	2,090,624
American Financial Group, Inc.	4,747	532,708
American International Group, Inc.	57,551	3,131,925
Aon plc	15,180	2,130,209
Arch Capital Group Ltd. (b)	7,133	610,513
Arthur J. Gallagher & Co.	11,987	823,867
Assurant, Inc.	3,367	307,777
Assured Guaranty Ltd.	7,299	264,224
Axis Capital Holdings Ltd.	5,009	288,368
Brown & Brown, Inc.	15,338	390,199
Chubb Ltd.	28,898	3,952,379
Cincinnati Financial Corp.	8,790	652,745
CNO Financial Group, Inc.	9,886	214,230
Enstar Group Ltd. (b)	907	190,697
Everest Re Group Ltd.	2,612	670,814
First American Financial Corp.	6,015	352,960
Hanover Insurance Group, Inc. (The)	2,959	348,837
Hartford Financial Services Group, Inc. (The)	21,282	1,096,449
Kemper Corp.	2,495	142,215
Lincoln National Corp.	14,031	1,025,105

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Loews Corp.	18,076	898,920
Marsh & McLennan Cos., Inc.	33,039	2,728,691
Mercury General Corp.	1,968	90,272
MetLife, Inc.	52,394	2,404,361
Old Republic International Corp.	18,018	386,486
Primerica, Inc.	3,557	343,606
Principal Financial Group, Inc.	17,164	1,045,459
Progressive Corp. (The)	36,213	2,206,458
Prudential Financial, Inc.	26,069	2,699,445
Reinsurance Group of America, Inc.	3,604	555,016
RenaissanceRe Holdings Ltd.	2,586	358,187
RLI Corp.	2,205	139,775
Torchmark Corp.	7,142	601,142
Travelers Cos., Inc. (The)	16,576	2,301,743
Unum Group	14,368	684,060
Validus Holdings Ltd.	5,128	345,884
White Mountains Insurance Group Ltd.	252	207,275
Willis Towers Watson plc	8,231	1,252,676
XL Group Ltd.	15,375	849,623
		41,929,670

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	21,759	31,492,671
Booking Holdings, Inc. (b)	2,595	5,398,612
Expedia Group, Inc.	6,924	764,479
TripAdvisor, Inc. (a)(b)	5,656	231,274
Wayfair, Inc., Class A (a)(b)	4,037	272,618
		38,159,654

Internet Software & Services - 5.6%
2U, Inc. (a)(b)	2,783	233,856
Akamai Technologies, Inc. (b)	8,014	568,834
Alphabet, Inc., Class A (b)	31,415	32,581,753
eBay, Inc. (b)	43,597	1,754,343
Facebook, Inc., Class A (b)	129,121	20,632,245
GoDaddy, Inc., Class A (b)	6,330	388,789
GrubHub, Inc. (b)	3,712	376,657
IAC/InterActiveCorp (b)	3,374	527,626
j2 Global, Inc.	1,495	117,985
LogMeIn, Inc.	2,037	235,375
Match Group, Inc. (a)(b)	9,267	411,825
Nutanix, Inc., Class A (b)	7,347	360,811
Twitter, Inc. (b)	31,122	902,849
VeriSign, Inc. (a)(b)	3,561	422,192
Yelp, Inc. (b)	2,421	101,077
Zillow Group, Inc., Class C (b)	7,905	425,289
		60,041,506

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IT Services - 5.1%
Accenture plc, Class A	29,642	4,550,047
Alliance Data Systems Corp.	2,644	562,802
Amdocs Ltd.	7,267	484,854
Automatic Data Processing, Inc.	20,342	2,308,410
Black Knight, Inc. (b)	4,328	203,849
Booz Allen Hamilton Holding Corp.	7,580	293,498
Broadridge Financial Solutions, Inc.	5,426	595,178
Cognizant Technology Solutions Corp., Class A	27,545	2,217,372
Conduent, Inc. (b)	8,020	149,493
CoreLogic, Inc. (b)	6,007	271,697
CSRA, Inc.	6,321	260,615
DST Systems, Inc.	2,858	239,072
DXC Technology Co.	13,602	1,367,409
EPAM Systems, Inc. (b)	2,766	316,762
Euronet Worldwide, Inc. (b)	2,859	225,632
Fidelity National Information Services, Inc.	15,748	1,516,532
First Data Corp., Class A (b)	40,629	650,064
Fiserv, Inc. (b)	18,428	1,314,101
FleetCor Technologies, Inc. (b)	3,995	808,987
Gartner, Inc. (a)(b)	3,608	424,373
Genpact Ltd.	6,201	198,370
International Business Machines Corp.	41,471	6,362,896
Jack Henry & Associates, Inc.	3,670	443,886
Leidos Holdings, Inc.	6,496	424,838
MasterCard, Inc., Class A	43,375	7,597,565
MAXIMUS, Inc.	2,843	189,742
Paychex, Inc.	14,490	892,439
PayPal Holdings, Inc. (b)	53,160	4,033,249
Sabre Corp. (a)	7,738	165,980
Science Applications International Corp.	1,701	134,039
Square, Inc., Class A (a)(b)	18,010	886,092
Teradata Corp. (b)	5,573	221,081
Total System Services, Inc.	7,668	661,442
Visa, Inc., Class A	100,341	12,002,790
WEX, Inc. (b)	1,937	303,373
Worldplay, Inc., Class A (b)	13,537	1,113,283
		54,391,812

Leisure Products - 0.1%
Brunswick Corp.	8,350	495,906
Hasbro, Inc.	6,097	513,977
Mattel, Inc. (a)	16,419	215,910
Polaris Industries, Inc. (a)	2,940	336,689
		1,562,482

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	16,870	1,128,603
Bio-Rad Laboratories, Inc., Class A (b)	1,450	362,616
Bio-Techne Corp.	1,816	274,289
Bruker Corp.	4,874	145,830
Charles River Laboratories International, Inc. (b)	2,344	250,199
Illumina, Inc. (b)	8,018	1,895,616
IQVIA Holdings, Inc. (b)	8,773	860,719
Mettler-Toledo International, Inc. (b)	1,438	826,893
PerkinElmer, Inc.	6,045	457,727
PRA Health Sciences, Inc. (b)	3,208	266,136
Syneos Health, Inc. (b)	2,354	83,567
Thermo Fisher Scientific, Inc.	21,764	4,493,395
Waters Corp. (b)	3,991	792,812
		11,838,402

Machinery - 3.0%
AGCO Corp.	4,119	267,117
Allison Transmission Holdings, Inc.	10,692	417,630
Barnes Group, Inc.	4,796	287,232
Colfax Corp. (b)	7,886	251,563
Crane Co.	4,291	397,947
Cummins, Inc.	12,218	1,980,416
Deere & Co.	25,485	3,958,330
Donaldson Co., Inc.	10,568	476,088
Dover Corp.	11,645	1,143,772
Flowserve Corp. (a)	10,839	469,654
Fortive Corp.	23,083	1,789,394
Gardner Denver Holdings, Inc. (b)	5,033	154,412
Graco, Inc.	13,752	628,742
IDEX Corp.	5,405	770,267
Illinois Tool Works, Inc.	25,542	4,001,410
Ingersoll-Rand plc	18,851	1,611,949
ITT, Inc.	6,104	298,974
John Bean Technologies Corp.	2,318	262,861
Kennametal, Inc.	7,202	289,232
Lincoln Electric Holdings, Inc.	5,140	462,343
Middleby Corp. (The) (b)	4,371	541,086
Navistar International Corp. (b)	6,180	216,115
Nordson Corp.	4,216	574,810
Oshkosh Corp.	5,856	452,493
PACCAR, Inc.	28,361	1,876,647
Parker-Hannifin Corp.	10,440	1,785,553
Pentair plc	12,859	876,084
RBC Bearings, Inc. (b)	1,854	230,267
Snap-on, Inc.	4,675	689,750
Stanley Black & Decker, Inc.	11,471	1,757,357

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Terex Corp.	6,602	246,981
Timken Co. (The)	4,905	223,668
Toro Co. (The)	7,220	450,889
WABCO Holdings, Inc. (b)	4,126	552,348
Wabtec Corp. (a)	6,063	493,528
Woodward, Inc.	5,864	420,214
Xylem, Inc.	14,849	1,142,185
		32,449,308

Media - 2.6%
Altice USA, Inc., Class A (a)(b)	17,013	314,400
AMC Networks, Inc., Class A (b)	2,657	137,367
Cable One, Inc.	241	165,593
CBS Corp., Class B	20,949	1,076,569
Cinemark Holdings, Inc. (a)	4,148	156,255
Comcast Corp., Class A	251,047	8,578,276
Discovery Communications, Inc., Class A (a)(b)	20,116	431,086
DISH Network Corp., Class A (b)	20,621	781,330
Interpublic Group of Cos., Inc. (The)	22,986	529,367
John Wiley & Sons, Inc., Class A	1,833	116,762
Liberty Broadband Corp., Class C (b)	8,429	722,281
Lions Gate Entertainment Corp., Class A (a)	6,878	177,659
Live Nation Entertainment, Inc. (b)	7,066	297,761
Madison Square Garden Co. (The), Class A (b)	1,136	279,229
Omnicom Group, Inc.	11,946	868,116
Sinclair Broadcast Group, Inc., Class A (a)	4,249	132,994
Sirius XM Holdings, Inc. (a)	87,579	546,493
TEGNA, Inc.	12,266	139,710
Time Warner, Inc.	41,690	3,943,040
Tribune Media Co., Class A	3,927	159,083
Viacom, Inc., Class B	20,777	645,334
Walt Disney Co. (The)	79,687	8,003,762
		28,202,467

Metals & Mining - 0.4%
Nucor Corp.	34,553	2,110,843
Reliance Steel & Aluminum Co.	7,327	628,217
Steel Dynamics, Inc.	25,765	1,139,328
Worthington Industries, Inc.	4,053	173,955
		4,052,343

Multi-Utilities - 1.3%
Avista Corp.	12,139	622,124
CenterPoint Energy, Inc.	73,526	2,014,612
CMS Energy Corp.	47,719	2,161,194

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Consolidated Edison, Inc.	54,428	4,242,118
Sempra Energy	44,308	4,927,936
		13,967,984

Multiline Retail - 0.4%
Dollar General Corp.	14,270	1,334,958
Kohl's Corp.	8,583	562,272
Macy's, Inc.	16,474	489,937
Nordstrom, Inc.	6,565	317,812
Target Corp.	29,439	2,043,950
		4,748,929

Personal Products - 0.4%
Coty, Inc., Class A	27,266	498,968
Edgewell Personal Care Co. (b)	2,303	112,432
Estee Lauder Cos., Inc. (The), Class A	21,280	3,186,042
		3,797,442

Pharmaceuticals - 5.2%
Akorn, Inc. (b)	3,995	74,746
Allergan plc	17,908	3,013,737
Bristol-Myers Squibb Co.	88,351	5,588,201
Catalent, Inc. (b)	6,497	266,767
Eli Lilly & Co.	52,650	4,073,531
Jazz Pharmaceuticals plc (b)	3,031	457,651
Johnson & Johnson	144,092	18,465,390
Merck & Co., Inc.	144,499	7,870,861
Nektar Therapeutics (b)	9,198	977,379
Perrigo Co. plc (a)	8,029	669,137
Pfizer, Inc.	319,456	11,337,493
Zoetis, Inc.	26,765	2,235,145
		55,030,038

Professional Services - 0.5%
CoStar Group, Inc. (b)	2,857	1,036,177
Dun & Bradstreet Corp. (The)	2,474	289,458
Manpowergroup, Inc.	4,645	534,639
Nielsen Holdings plc	29,009	922,196
Robert Half International, Inc.	8,862	513,021
TransUnion (b)	14,733	836,540
Verisk Analytics, Inc. (b)	12,591	1,309,464
		5,441,495

20 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (b)	14,520	685,634
Jones Lang LaSalle, Inc.	2,050	358,012
Realogy Holdings Corp. (a)	7,718	210,547
		1,254,193

Road & Rail - 1.4%
AMERCO	548	189,115
Genesee & Wyoming, Inc., Class A (b)	3,527	249,676
Kansas City Southern	8,478	931,308
Knight-Swift Transportation Holdings, Inc.	9,078	417,679
Landstar System, Inc.	3,238	355,047
Norfolk Southern Corp.	22,461	3,049,755
Old Dominion Freight Line, Inc.	5,001	734,997
Ryder System, Inc.	5,142	374,286
Schneider National, Inc., Class B (a)	3,803	99,106
Union Pacific Corp.	62,210	8,362,890
		14,763,859

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (b)	2,042	130,484
Advanced Micro Devices, Inc. (a)(b)	40,970	411,748
Analog Devices, Inc.	16,921	1,542,011
Applied Materials, Inc.	47,197	2,624,625
Cavium, Inc. (b)	2,926	232,266
Cirrus Logic, Inc. (b)	5,233	212,617
Cree, Inc. (a)(b)	4,080	164,465
Cypress Semiconductor Corp. (a)	13,659	231,657
Entegris, Inc.	6,480	225,504
First Solar, Inc. (b)	4,336	307,769
Integrated Device Technology, Inc. (b)	5,776	176,515
Intel Corp.	211,922	11,036,898
KLA-Tencor Corp.	6,508	709,437
Lam Research Corp.	7,193	1,461,330
Marvell Technology Group Ltd.	18,420	386,820
Maxim Integrated Products, Inc.	13,553	816,162
Microchip Technology, Inc. (a)	10,946	1,000,026
Micron Technology, Inc. (b)	50,796	2,648,503
MKS Instruments, Inc.	2,525	292,016
Monolithic Power Systems, Inc.	1,728	200,051
NVIDIA Corp.	24,795	5,742,274
ON Semiconductor Corp. (b)	19,571	478,707
Qorvo, Inc. (b)	6,352	447,498
Silicon Laboratories, Inc. (b)	1,510	135,749
Skyworks Solutions, Inc.	7,923	794,360
Teradyne, Inc.	10,778	492,662
Texas Instruments, Inc.	44,180	4,589,860

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Versum Materials, Inc.	7,050	265,291
Xilinx, Inc.	11,669	842,969
		38,600,274

Software - 6.2%
Adobe Systems, Inc. (b)	22,816	4,930,081
ANSYS, Inc. (b)	4,004	627,387
Aspen Technology, Inc. (b)	3,411	269,094
Autodesk, Inc. (b)	10,368	1,302,013
Blackbaud, Inc.	1,922	195,679
CA, Inc.	15,639	530,162
Cadence Design Systems, Inc. (b)	12,635	464,589
CDK Global, Inc.	5,746	363,952
Citrix Systems, Inc. (b)	6,654	617,491
Electronic Arts, Inc. (b)	13,955	1,691,904
Ellie Mae, Inc. (a)(b)	1,252	115,109
Fair Isaac Corp.	1,341	227,125
Fortinet, Inc. (b)	8,020	429,712
Guidewire Software, Inc. (a)(b)	3,097	250,331
Intuit, Inc.	10,994	1,905,810
Manhattan Associates, Inc. (b)	3,106	130,079
Microsoft Corp.	345,306	31,516,079
Nuance Communications, Inc. (b)	8,836	139,167
Oracle Corp.	138,371	6,330,473
Paycom Software, Inc. (a)(b)	2,251	241,735
Pegasystems, Inc.	2,109	127,911
Proofpoint, Inc. (b)	2,004	227,755
PTC, Inc. (b)	4,914	383,341
RealPage, Inc. (b)	2,318	119,377
Red Hat, Inc. (b)	8,036	1,201,462
RingCentral, Inc., Class A (b)	2,147	136,335
Salesforce.com, Inc. (b)	31,772	3,695,084
ServiceNow, Inc. (a)(b)	8,101	1,340,310
Snap, Inc., Class A (a)(b)	24,389	387,053
Splunk, Inc. (a)(b)	6,592	648,587
SS&C Technologies Holdings, Inc.	6,916	370,974
Symantec Corp.	27,649	714,727
Synopsys, Inc. (b)	7,026	584,844
Tableau Software, Inc., Class A (a)(b)	3,318	268,161
Take-Two Interactive Software, Inc. (b)	4,862	475,406
Ultimate Software Group, Inc. (The) (a)(b)	1,208	294,390
VMware, Inc., Class A (a)(b)	11,892	1,442,143
Workday, Inc., Class A (a)(b)	8,067	1,025,396
Zendesk, Inc. (b)	3,681	176,209
		65,897,437

22 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	4,371	518,182
AutoNation, Inc. (a)(b)	4,233	198,020
AutoZone, Inc. (b)	1,539	998,334
Bed Bath & Beyond, Inc.	6,976	146,426
Best Buy Co., Inc.	14,253	997,567
Burlington Stores, Inc. (b)	3,569	475,212
Camping World Holdings, Inc., Class A	2,280	73,530
CarMax, Inc. (a)(b)	9,739	603,234
Dick's Sporting Goods, Inc. (a)	8,130	284,956
Floor & Decor Holdings, Inc., Class A (a)(b)	2,325	121,179
Foot Locker, Inc.	6,074	276,610
Gap, Inc. (The)	11,620	362,544
Home Depot, Inc. (The)	62,253	11,095,975
L Brands, Inc.	13,226	505,365
Lowe's Cos., Inc.	44,518	3,906,454
Michaels Cos., Inc. (The) (b)	7,184	141,597
Murphy USA, Inc. (b)	2,606	189,717
O'Reilly Automotive, Inc. (b)	4,302	1,064,229
Penske Automotive Group, Inc.	1,934	85,734
Ross Stores, Inc.	19,613	1,529,422
Tiffany & Co.	5,843	570,627
TJX Cos., Inc. (The)	33,792	2,756,076
Tractor Supply Co.	6,176	389,212
Ulta Salon Cosmetics & Fragrance, Inc. (b)	3,032	619,347
Urban Outfitters, Inc. (b)	3,519	130,062
Williams-Sonoma, Inc.	4,520	238,475
		28,278,086

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	229,943	38,579,837
Hewlett Packard Enterprise Co.	74,577	1,308,081
HP, Inc.	77,085	1,689,703
NCR Corp. (b)	5,197	163,809
NetApp, Inc.	13,023	803,389
Pure Storage, Inc., Class A (b)	6,106	121,815
Seagate Technology plc	12,258	717,338
Western Digital Corp.	12,981	1,197,757
Xerox Corp.	8,803	253,350
		44,835,079

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	3,075	320,108
Columbia Sportswear Co.	2,163	165,318
Hanesbrands, Inc. (a)	19,270	354,953
lululemon athletica, inc. (b)	5,145	458,522
Michael Kors Holdings Ltd. (b)	7,562	469,449

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NIKE, Inc., Class B	85,001	5,647,466
PVH Corp.	4,753	719,747
Ralph Lauren Corp.	4,220	471,796
Skechers U.S.A., Inc., Class A (b)	8,642	336,087
Tapestry, Inc.	14,986	788,414
Under Armour, Inc., Class A (a)(b)	22,867	373,876
VF Corp.	19,845	1,470,911
		11,576,647

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (b)	5,885	250,465
LendingTree, Inc. (a)(b)	457	149,964
MGIC Investment Corp. (b)	25,406	330,278
New York Community Bancorp, Inc.	25,326	329,998
Radian Group, Inc.	11,843	225,491
TFS Financial Corp.	9,601	141,039
Washington Federal, Inc.	6,113	211,510
		1,638,745

Trading Companies & Distributors - 0.5%
Air Lease Corp.	6,021	256,615
Beacon Roofing Supply, Inc. (b)	4,857	257,761
Fastenal Co.	20,984	1,145,517
HD Supply Holdings, Inc. (b)	16,687	633,105
MSC Industrial Direct Co., Inc., Class A	4,072	373,443
Triton International Ltd.	3,871	118,453
United Rentals, Inc. (b)	6,706	1,158,327
Univar, Inc. (b)	10,042	278,665
W.W. Grainger, Inc.	3,584	1,011,656
WESCO International, Inc. (b)	5,119	317,634
		5,551,176

Transportation Infrastructure - 0.0% (c)
Macquarie Infrastructure Corp. (a)	6,247	230,702

Water Utilities - 0.3%
American Water Works Co., Inc.	31,478	2,585,288
Aqua America, Inc.	29,330	998,980
		3,584,268

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (b)	10,374	633,229
Telephone & Data Systems, Inc.	9,219	258,408
United States Cellular Corp. (b)	2,698	108,433
		1,000,070

Total Common Stocks (Cost $784,515,454)		1,062,120,911

24 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
RIGHTS - 0.0% (c)
Biotechnology - 0.0% (c)
Dyax Corp. CVR, Exp. 12/31/19 (b)(d)(e)	4,124	4,578

Food & Staples Retailing - 0.0% (c)
Safeway PDC LLC CVR (b)(d)	7,013	0

Total Rights (Cost $4,809)		4,578

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	5,187,996	5,187,996

Total Time Deposit (Cost $5,187,996)		5,187,996

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio	6,333,808	6,333,808

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,333,808)		6,333,808

TOTAL INVESTMENTS (Cost $796,042,067) - 100.6%		1,073,647,293
Other assets and liabilities, net - (0.6%)		(6,410,383)
NET ASSETS - 100.0%		1,067,236,910

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $33,993,355.
(b) Non-income producing security.
(c) Amount is less than 0.05%.
(d) For fair value measurement purposes, security is categorized as Level 3 (see Note 1A).
(e) Restricted security, acquired on January 25, 2016 with an acquisition cost of $4,578. Total market value of the restricted security amounts to $4,578, which represents less than 0.05% of the net assets of the Fund as of March 31, 2018.

Abbreviations:
CVR:	Contingent Value Rights

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $796,042,067) - including $33,993,355 of securities on loan	$1,073,647,293
Cash	315,011
Receivable for capital shares sold	1,947,539
Dividends and interest receivable	850,665
Securities lending income receivable	12,675
Receivable from affiliate	156,659
Directors' deferred compensation plan	432,657
Other assets	11,225
Total assets	1,077,373,724

LIABILITIES
Payable for investments purchased	2,585,521
Payable for capital shares redeemed	307,955
Deposits for securities loaned	6,333,808
Payable to affiliates:
Investment advisory fee	138,394
Administrative fee	110,715
Distribution and service fees	106,986
Sub-transfer agency fee	17,162
Directors' deferred compensation plan	432,657
Accrued expenses	103,616
Total liabilities	10,136,814
NET ASSETS	$1,067,236,910

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$797,835,863
Accumulated undistributed net investment income	3,607,667
Accumulated net realized loss	(11,811,846)
Net unrealized appreciation	277,605,226
Total	$1,067,236,910

NET ASSET VALUE PER SHARE
Class A (based on net assets of $277,816,662 and 12,525,180 shares outstanding)	$22.18
Class C (based on net assets of $54,103,689 and 2,587,594 shares outstanding)	$20.91
Class I (based on net assets of $631,293,627 and 27,795,600 shares outstanding)	$22.71
Class R6 (based on net assets of $104,022,932 and 4,582,098 shares outstanding)	$22.70

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$23.29
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

26 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $3,897)	$8,802,368
Interest income	2,682
Securities lending income, net	56,055
Total investment income	8,861,105

EXPENSES
Investment advisory fee	777,775
Administrative fee	621,879
Distribution and service fees:
Class A	346,718
Class C	270,536
Directors' fees and expenses	12,516
Custodian fees	61,258
Transfer agency fees and expenses	272,580
Accounting fees	93,093
Professional fees	45,602
Registration fees	57,204
Reports to shareholders	33,571
Miscellaneous	44,847
Total expenses	2,637,579
Waiver and/or reimbursement of expenses by affiliate	(830,481)
Reimbursement of expenses-other	(11,225)
Net expenses	1,795,873
Net investment income	7,065,232

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities	705,505

Net change in unrealized appreciation (depreciation) on investment securities	49,132,029

Net realized and unrealized gain	49,837,534

Net increase in net assets resulting from operations	$56,902,766

See notes to financial statements.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$7,065,232	$14,644,615
Net realized gain	705,505	3,559,434
Net change in unrealized appreciation (depreciation)	49,132,029	125,206,981
Net increase in net assets resulting from operations	56,902,766	143,411,030

Distributions to shareholders from:
Net investment income:
Class A shares	(3,114,351)	(3,720,741)
Class C shares	(310,361)	(144,890)
Class I shares	(8,347,505)	(7,056,349)
Class R6 shares	(1,426,165)	—
Class Y shares	—	(746,260)
Net realized gain:
Class A shares	(2,788,862)	(7,031,592)
Class C shares	(575,911)	(1,057,085)
Class I shares	(5,851,272)	(9,076,731)
Class R6 shares	(1,003,417)	—
Class Y shares	—	(1,017,673)
Total distributions to shareholders	(23,417,844)	(29,851,321)

Capital share transactions:
Class A shares	3,323,753	(92,117,279)
Class C shares	890,744	1,422,650
Class I shares	70,704,058	96,441,971
Class R6 shares (a)	103,136,127	—
Class Y shares (b)	(98,789,579)	38,918,371
Net increase in net assets from capital share transactions	79,265,103	44,665,713

TOTAL INCREASE IN NET ASSETS	112,750,025	158,225,422

NET ASSETS
Beginning of period	954,486,885	796,261,463
End of period (including accumulated undistributed net investment income of $3,607,667 and $9,740,817, respectively)	$1,067,236,910	$954,486,885

(a) For the period from the commencement of operations, October 3, 2017 to March 31, 2018.
(b) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

28 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$21.41		$18.80	$17.90	$18.30	$15.90	$13.27
Income from investment operations:
Net investment income (a)	0.13		0.30	0.26	0.23	0.18	0.17
Net realized and unrealized gain (loss)	1.12		2.95	1.94	(0.01)	2.73	2.61
Total from investment operations	1.25		3.25	2.20	0.22	2.91	2.78
Distributions from:
Net investment income	(0.25)		(0.22)	(0.18)	(0.13)	(0.14)	(0.15)
Net realized gain	(0.23)		(0.42)	(1.12)	(0.49)	(0.37)	—
Total distributions	(0.48)		(0.64)	(1.30)	(0.62)	(0.51)	(0.15)
Total increase (decrease) in net asset value	0.77		2.61	0.90	(0.40)	2.40	2.63
Net asset value, ending	$22.18		$21.41	$18.80	$17.90	$18.30	$15.90
Total return (b)	5.84%	(c)	17.71%	12.68%	1.06%	18.65%	21.16%
Ratios to average net assets: (d)
Total expenses	0.64%	(e)	0.70%	0.71%	0.77%	0.87%	1.02%
Net expenses	0.54%	(e)	0.54%	0.54%	0.68%	0.75%	0.75%
Net investment income	1.16%	(e)	1.51%	1.46%	1.21%	1.02%	1.15%
Portfolio turnover	8%	(c)	31%	27%	33%	8%	14%
Net assets, ending (in thousands)	$277,817		$264,814	$319,773	$269,684	$214,427	$149,738

(a) Computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016	2015		2014	2013
Net asset value, beginning	$20.16		$17.71	$16.97	$17.41		$15.15	$12.65
Income from investment operations:
Net investment income (a)	0.04		0.15	0.12	0.08		0.03	0.03
Net realized and unrealized gain	1.06		2.78	1.82	—	(b)	2.62	2.50
Total from investment operations	1.10		2.93	1.94	0.08		2.65	2.53
Distributions from:
Net investment income	(0.12)		(0.06)	(0.08)	(0.03)		(0.02)	(0.03)
Net realized gain	(0.23)		(0.42)	(1.12)	(0.49)		(0.37)	—
Total distributions	(0.35)		(0.48)	(1.20)	(0.52)		(0.39)	(0.03)
Total increase (decrease) in net asset value	0.75		2.45	0.74	(0.44)		2.26	2.50
Net asset value, ending	$20.91		$20.16	$17.71	$16.97		$17.41	$15.15
Total return (c)	5.44%	(d)	16.85%	11.78%	0.30%		17.75%	20.02%
Ratios to average net assets: (e)
Total expenses	1.39%	(f)	1.50%	1.53%	1.57%		1.61%	1.77%
Net expenses	1.29%	(f)	1.29%	1.29%	1.44%		1.57%	1.65%
Net investment income	0.41%	(f)	0.77%	0.70%	0.45%		0.19%	0.25%
Portfolio turnover	8%	(d)	31%	27%	33%		8%	14%
Net assets, ending (in thousands)	$54,104		$51,301	$43,579	$36,398		$25,864	$15,259

(a) Computed using average shares outstanding.
(b) Amount is less than $0.005.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

30 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016	2015	2014	2013
Net asset value, beginning	$21.94		$19.26	$18.33	$18.69	$16.20	$13.48
Income from investment operations:
Net investment income (a)	0.17		0.38	0.33	0.33	0.27	0.25
Net realized and unrealized gain (loss)	1.15		3.03	1.98	(0.01)	2.81	2.64
Total from investment operations	1.32		3.41	2.31	0.32	3.08	2.89
Distributions from:
Net investment income	(0.32)		(0.31)	(0.26)	(0.19)	(0.22)	(0.17)
Net realized gain	(0.23)		(0.42)	(1.12)	(0.49)	(0.37)	—
Total distributions	(0.55)		(0.73)	(1.38)	(0.68)	(0.59)	(0.17)
Total increase (decrease) in net asset value	0.77		2.68	0.93	(0.36)	2.49	2.72
Net asset value, ending	$22.71		$21.94	$19.26	$18.33	$18.69	$16.20
Total return (b)	6.02%	(c)	18.17%	13.00%	1.54%	19.39%	21.76%
Ratios to average net assets: (d)
Total expenses	0.40%	(e)	0.35%	0.36%	0.36%	0.37%	0.46%
Net expenses	0.19%	(e)	0.19%	0.19%	0.20%	0.21%	0.21%
Net investment income	1.49%	(e)	1.87%	1.80%	1.69%	1.56%	1.70%
Portfolio turnover	8%	(c)	31%	27%	33%	8%	14%
Net assets, ending (in thousands)	$631,294		$544,751	$387,043	$186,257	$122,405	$66,818

(a) Computed using average shares outstanding.
(b) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(c) Not annualized.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2018 (a) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$22.09
Income from investment operations:
Net investment income (b)	0.19
Net realized and unrealized gain	0.97
Total from investment operations	1.16
Distributions from:
Net investment income	(0.32)
Net realized gain	(0.23)
Total distributions	(0.55)
Total increase in net asset value	0.61
Net asset value, ending	$22.70
Total return (c)	5.25%	(d)
Ratios to average net assets: (e)
Total expenses	0.35%	(f)
Net expenses	0.19%	(f)
Net investment income	1.64%	(f)
Portfolio turnover	8%	(d)
Net assets, ending (in thousands)	$104,023

(a) For the period from the commencement of operations, October 3, 2017 to March 31, 2018.
(b) Computed using average shares outstanding.
(c) Return is historical and is calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.

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Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$1,062,120,911	(2)	$—	$—	$1,062,120,911
Rights	—		—	4,578	4,578
Time Deposit	—		5,187,996	—	5,187,996
Short Term Investment of Cash Collateral for Securities Loaned	6,333,808		—	—	6,333,808
Total Investments	$1,068,454,719		$5,187,996	$4,578	$1,073,647,293

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping

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and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares.
D. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $777,775.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.54%, 1.29%, 0.19% and 0.19% for Class A, Class C, Class I and Class R6, respectively, and prior to the close of business on December 8, 2017, 0.29% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $792,527.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6, (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee on Class I through January 31, 2018. For the six months ended March 31, 2018, CRM was paid administrative fees of $621,879, of which $37,954 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts

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equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $346,718 and $270,536 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $42,784 as its portion of the sales charge on sales of Class A shares and $2,431 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $154,596 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds' former investment adviser, and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $11,225, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $150,044,975 and $85,109,383, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$808,055,985
Gross unrealized appreciation	$280,190,181
Gross unrealized depreciation	(14,598,873)
Net unrealized appreciation (depreciation)	$265,591,308
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as

36 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan was $33,993,355 and the total value of collateral received was $34,354,818, comprised of cash of $6,333,808 and U.S. Government and/or agencies securities of $28,021,010.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions

	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$34,354,818	$—	$—	$—	$34,354,818
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,375,641	$30,872,712	3,803,838	$75,308,365
Reinvestment of distributions	247,751	5,487,695	532,295	10,164,996
Shares redeemed	(1,468,090)	(33,036,654)	(8,979,714)	(177,590,640)
Net increase (decrease)	155,302	$3,323,753	(4,643,581)	($92,117,279)

Class C
Shares sold	234,685	$4,961,392	645,389	$12,006,782
Reinvestment of distributions	34,884	730,119	51,019	916,136
Shares redeemed	(227,098)	(4,800,767)	(612,405)	(11,500,268)
Net increase	42,471	$890,744	84,003	$1,422,650

Class I
Shares sold	4,909,746	$113,332,927	10,362,382	$209,219,521
Reinvestment of distributions	611,981	13,867,487	813,618	15,914,834
Shares redeemed	(7,050,093)	(160,320,560)	(6,434,731)	(128,692,384)
Conversion from Class Y	4,490,414	103,824,204	—	—
Net increase	2,962,048	$70,704,058	4,741,269	$96,441,971

Class R6 (1)
Shares sold	4,496,247	$101,197,811	—	$—
Reinvestment of distributions	107,266	2,429,582	—	—
Shares redeemed	(21,415)	(491,266)	—	—
Net increase	4,582,098	$103,136,127	—	$—

Class Y (2)
Shares sold	380,358	$8,368,551	2,736,290	$54,691,471
Reinvestment of distributions	—	—	78,679	1,504,827
Shares redeemed	(151,902)	(3,333,926)	(882,540)	(17,277,927)
Conversion to Class I	(4,594,764)	(103,824,204)	—	—
Net increase (decrease)	(4,366,308)	($98,789,579)	1,932,429	$38,918,371

(1) For the period from the commencement of operations, October 3, 2017 to March 31, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2017, underperformed its Lipper benchmark index for the one-year period ended September 30, 2017 and outperformed its Lipper benchmark index for the three- and five-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 41

OFFICERS AND DIRECTORS

Officers of Calvert US Large-Cap Core Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert US Large-Cap Core Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

42 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24188 3.31.2018

Calvert US Large-Cap Growth Responsible Index Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
32	Board of Directors’ Contract Approval
35	Officers and Directors
36	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	8.10%	18.78%	—%	10.77%
Class A with 4.75% Maximum Sales Charge	—	—	2.98	13.11	—	8.84
Class I at NAV	06/19/2015	06/19/2015	8.28	19.20	—	11.16

Calvert US Large-Cap Growth Responsible Index	—	—	8.50%	19.53%	—%	11.42%
Russell 1000® Growth Index	—	—	9.39	21.25	15.52	13.01

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.53%	0.58%
Net					0.57	0.22

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	39.2%	Apple, Inc.	6.8%
Consumer Discretionary	17.3%	Amazon.com, Inc.	6.2%
Health Care	15.6%	Alphabet, Inc., Class A	5.7%
Industrials	11.7%	Facebook, Inc., Class A	3.6%
Financials	6.8%	Microsoft Corp.	3.0%
Consumer Staples	5.7%	Home Depot, Inc. (The)	2.2%
Materials	2.6%	Visa, Inc., Class A	2.1%
Utilities	0.5%	3M Co.	1.8%
Time Deposit	0.2%	Johnson & Johnson	1.7%
Telecommunication Services	0.2%	MasterCard, Inc., Class A	1.3%
Energy	0.1%	Total	34.4%
Real Estate	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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Endnotes and Additional Disclosures

[1]
Calvert US Large-Cap Growth Responsible Index (the “Index”) is composed of common stocks of large companies domiciled in the United States that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Index constituents are scored and ranked for growth factors to determine weight in the Index. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Important Notice to Shareholders
Effective February 1, 2018, the Fund is managed by Thomas C. Seto, Christopher Madden and Jade Huang.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,081.00	$2.96**	0.57%
Class I	$1,000.00	$1,082.80	$1.14**	0.22%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.09	$2.87**	0.57%
Class I	$1,000.00	$1,023.84	$1.11**	0.22%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.4%
Harris Corp.	339	54,674
HEICO Corp.	713	61,895
Hexcel Corp.	417	26,934
Rockwell Collins, Inc.	661	89,136
		232,639

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (a)	521	48,823
Expeditors International of Washington, Inc.	876	55,451
United Parcel Service, Inc., Class B	3,481	364,321
		468,595

Airlines - 0.3%
Southwest Airlines Co.	2,675	153,224

Auto Components - 0.2%
Aptiv plc	831	70,610
Gentex Corp.	635	14,618
LCI Industries	134	13,956
Visteon Corp. (b)	142	15,654
		114,838

Automobiles - 0.4%
Tesla, Inc. (b)	814	216,630
Thor Industries, Inc.	318	36,624
		253,254

Banks - 1.0%
Bank of Hawaii Corp. (a)	117	9,723
BOK Financial Corp.	133	13,166
Comerica, Inc.	496	47,581
Commerce Bancshares, Inc.	316	18,931
Cullen/Frost Bankers, Inc.	117	12,410
East West Bancorp, Inc.	216	13,509
First Citizens BancShares, Inc., Class A	18	7,438
First Republic Bank	460	42,601
Hancock Holding Co.	230	11,891
M&T Bank Corp.	352	64,895
Pinnacle Financial Partners, Inc.	168	10,786
PNC Financial Services Group, Inc. (The)	1,100	166,364
Signature Bank (b)	152	21,576

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sterling Bancorp	451	10,170
SVB Financial Group (b)	288	69,123
Synovus Financial Corp.	259	12,934
Texas Capital Bancshares, Inc. (b)	128	11,507
UMB Financial Corp.	147	10,641
Webster Financial Corp.	222	12,299
Western Alliance Bancorp (b)	269	15,632
Wintrust Financial Corp.	147	12,649
		595,826

Beverages - 1.7%
Coca-Cola Co. (The)	9,411	408,720
Dr Pepper Snapple Group, Inc.	536	63,452
PepsiCo, Inc.	4,891	533,852
		1,006,024

Biotechnology - 4.8%
AbbVie, Inc.	6,031	570,834
ACADIA Pharmaceuticals, Inc. (a)(b)	399	8,966
Alexion Pharmaceuticals, Inc. (b)	1,346	150,025
Alkermes plc (a)(b)	928	53,787
Alnylam Pharmaceuticals, Inc. (b)	521	62,051
Amgen, Inc.	2,688	458,250
Biogen, Inc. (b)	1,284	351,585
BioMarin Pharmaceutical, Inc. (a)(b)	1,052	85,286
Bluebird Bio, Inc. (a)(b)	185	31,589
Celgene Corp. (b)	4,557	406,530
Exelixis, Inc. (b)	1,802	39,914
FibroGen, Inc. (b)	414	19,127
Incyte Corp. (a)(b)	868	72,330
Ionis Pharmaceuticals, Inc. (a)(b)	755	33,280
Portola Pharmaceuticals, Inc. (a)(b)	516	16,853
Puma Biotechnology, Inc. (a)(b)	167	11,364
Regeneron Pharmaceuticals, Inc. (b)	482	165,981
Sage Therapeutics, Inc. (b)	260	41,878
Sarepta Therapeutics, Inc. (a)(b)	406	30,081
Seattle Genetics, Inc. (a)(b)	605	31,666
TESARO, Inc. (a)(b)	219	12,514
United Therapeutics Corp. (b)	100	11,236
Vertex Pharmaceuticals, Inc. (b)	1,541	251,152
		2,916,279

Building Products - 0.4%
Allegion plc	864	73,691
Fortune Brands Home & Security, Inc.	740	43,579
Masco Corp.	1,626	65,755

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Owens Corning	516	41,486
Trex Co., Inc. (b)	215	23,385
USG Corp. (b)	480	19,402
		267,298

Capital Markets - 4.1%
Affiliated Managers Group, Inc.	307	58,201
Ameriprise Financial, Inc.	953	140,987
BGC Partners, Inc., Class A	1,166	15,683
BlackRock, Inc.	930	503,799
Cboe Global Markets, Inc.	478	54,540
Charles Schwab Corp. (The)	4,250	221,935
CME Group, Inc.	947	153,168
E*Trade Financial Corp. (b)	658	36,460
Evercore, Inc., Class A	169	14,737
Interactive Brokers Group, Inc., Class A	1,334	89,698
Intercontinental Exchange, Inc.	1,937	140,471
LPL Financial Holdings, Inc.	240	14,657
MarketAxess Holdings, Inc.	244	53,055
Moody's Corp.	739	119,201
Morningstar, Inc.	90	8,597
MSCI, Inc.	544	81,312
Nasdaq, Inc.	212	18,279
Northern Trust Corp.	567	58,475
Raymond James Financial, Inc.	313	27,985
S&P Global, Inc.	1,558	297,671
SEI Investments Co.	816	61,126
State Street Corp.	780	77,789
T. Rowe Price Group, Inc.	902	97,389
TD Ameritrade Holding Corp.	1,681	99,566
Thomson Reuters Corp.	715	27,635
		2,472,416

Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,014	161,256
Axalta Coating Systems Ltd. (b)	1,310	39,549
Ecolab, Inc.	1,786	244,807
International Flavors & Fragrances, Inc.	558	76,396
PPG Industries, Inc.	1,345	150,102
Praxair, Inc.	1,547	223,232
Sensient Technologies Corp.	266	18,774
Sherwin-Williams Co. (The)	931	365,064
		1,279,180

Commercial Services & Supplies - 0.9%
ASGN, Inc. (b)	253	20,716
Cintas Corp.	727	124,012

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Copart, Inc. (b)	1,725	87,854
Deluxe Corp.	180	13,322
Healthcare Services Group, Inc.	618	26,871
KAR Auction Services, Inc.	653	35,393
MSA Safety, Inc.	148	12,319
Republic Services, Inc.	928	61,461
UniFirst Corp.	79	12,770
Waste Management, Inc.	1,913	160,921
		555,639

Communications Equipment - 1.0%
Arista Networks, Inc. (b)	247	63,059
ARRIS International plc (b)	562	14,932
Ciena Corp. (b)	586	15,178
Cisco Systems, Inc.	7,080	303,661
CommScope Holding Co., Inc. (b)	408	16,308
F5 Networks, Inc. (b)	261	37,743
Lumentum Holdings, Inc. (a)(b)	243	15,504
Motorola Solutions, Inc.	430	45,279
NetScout Systems, Inc. (b)	258	6,798
Palo Alto Networks, Inc. (b)	414	75,149
Ubiquiti Networks, Inc. (b)	171	11,765
		605,376

Construction & Engineering - 0.1%
Dycom Industries, Inc. (b)	226	24,324
EMCOR Group, Inc.	327	25,483
Quanta Services, Inc. (b)	304	10,443
Valmont Industries, Inc.	106	15,508
		75,758

Consumer Finance - 0.4%
American Express Co.	2,477	231,055
Credit Acceptance Corp. (b)	83	27,424
		258,479

Containers & Packaging - 0.5%
AptarGroup, Inc.	281	25,242
Avery Dennison Corp.	592	62,900
Ball Corp. (a)	1,536	60,995
Berry Global Group, Inc. (b)	1,024	56,125
Crown Holdings, Inc. (b)	326	16,545
Sealed Air Corp. (a)	1,234	52,803
		274,610

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Distributors - 0.1%
LKQ Corp. (b)	990	37,571
Pool Corp.	306	44,743
		82,314

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (b)	351	35,002
Grand Canyon Education, Inc. (b)	306	32,105
H&R Block, Inc.	417	10,596
Service Corp. International	350	13,209
ServiceMaster Global Holdings, Inc. (b)	569	28,934
		119,846

Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (b)	975	33,306

Electric Utilities - 0.1%
Alliant Energy Corp.	1,414	57,776

Electrical Equipment - 0.5%
Acuity Brands, Inc. (a)	301	41,896
AMETEK, Inc.	1,207	91,696
Hubbell, Inc.	179	21,798
Rockwell Automation, Inc.	684	119,153
Sensata Technologies Holding plc (b)	800	41,464
		316,007

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	694	48,795
Coherent, Inc. (b)	105	19,677
Corning, Inc.	1,507	42,015
Dolby Laboratories, Inc., Class A	295	18,750
FLIR Systems, Inc.	328	16,403
IPG Photonics Corp. (b)	177	41,308
Keysight Technologies, Inc. (b)	461	24,152
National Instruments Corp.	251	12,693
SYNNEX Corp.	91	10,775
TE Connectivity Ltd.	877	87,612
Trimble, Inc. (b)	1,336	47,936
Universal Display Corp.	227	22,927
Zebra Technologies Corp., Class A (b)	239	33,267
		426,310

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Energy Equipment & Services - 0.1%
Core Laboratories NV (a)	314	33,981
US Silica Holdings, Inc. (a)	1,280	32,666
Weatherford International plc (a)(b)	8,921	20,429
		87,076

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	1,358	255,888
PriceSmart, Inc. (a)	111	9,274
Sprouts Farmers Market, Inc. (b)	497	11,664
Sysco Corp.	1,484	88,981
Walgreens Boots Alliance, Inc.	2,040	133,559
		499,366

Food Products - 0.7%
Blue Buffalo Pet Products, Inc. (b)	1,198	47,692
General Mills, Inc.	1,304	58,758
Hain Celestial Group, Inc. (The) (a)(b)	260	8,338
Hershey Co. (The)	605	59,871
Hormel Foods Corp. (a)	813	27,902
Ingredion, Inc.	230	29,652
J. M. Smucker Co. (The)	317	39,311
Lamb Weston Holdings, Inc.	769	44,771
Lancaster Colony Corp.	96	11,822
McCormick & Co., Inc.	491	52,238
Pinnacle Foods, Inc.	410	22,181
Post Holdings, Inc. (a)(b)	465	35,228
		437,764

Gas Utilities - 0.1%
ONE Gas, Inc.	354	23,371
Southwest Gas Holdings, Inc.	401	27,120
		50,491

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	4,864	291,451
ABIOMED, Inc. (b)	270	78,567
Align Technology, Inc. (b)	447	112,255
Becton Dickinson and Co.	990	214,533
Boston Scientific Corp. (b)	5,144	140,534
Cantel Medical Corp.	240	26,738
Cooper Cos., Inc. (The)	298	68,185
Danaher Corp.	1,826	178,784
DexCom, Inc. (b)	571	42,345
Edwards Lifesciences Corp. (b)	1,282	178,865
Globus Medical, Inc., Class A (b)	347	17,288
Hill-Rom Holdings, Inc.	299	26,013

10 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hologic, Inc. (b)	1,672	62,466
ICU Medical, Inc. (b)	67	16,911
IDEXX Laboratories, Inc. (b)	527	100,863
Insulet Corp. (b)	328	28,431
Masimo Corp. (b)	269	23,659
Neogen Corp. (b)	280	18,757
NuVasive, Inc. (b)	215	11,225
Penumbra, Inc. (a)(b)	163	18,851
ResMed, Inc.	495	48,743
STERIS plc	184	17,178
Teleflex, Inc.	291	74,199
Varian Medical Systems, Inc. (b)	279	34,219
West Pharmaceutical Services, Inc.	448	39,554
		1,870,614

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	327	28,191
Anthem, Inc.	1,530	336,141
Centene Corp. (b)	663	70,855
Chemed Corp.	123	33,562
Express Scripts Holding Co. (b)	1,070	73,915
HCA Healthcare, Inc.	965	93,605
Henry Schein, Inc. (b)	532	35,756
Humana, Inc.	825	221,785
Laboratory Corp. of America Holdings (b)	427	69,067
Molina Healthcare, Inc. (a)(b)	239	19,402
Premier, Inc., Class A (a)(b)	385	12,054
Quest Diagnostics, Inc.	305	30,591
WellCare Health Plans, Inc. (b)	257	49,763
		1,074,687

Health Care Technology - 0.4%
athenahealth, Inc. (b)	233	33,326
Cerner Corp. (b)	1,867	108,286
Cotiviti Holdings, Inc. (b)	301	10,366
Medidata Solutions, Inc. (b)	354	22,235
Veeva Systems, Inc., Class A (b)	859	62,724
		236,937

Hotels, Restaurants & Leisure - 2.2%
Aramark	593	23,459
Chipotle Mexican Grill, Inc. (a)(b)	177	57,190
Choice Hotels International, Inc.	277	22,202
Cracker Barrel Old Country Store, Inc. (a)	62	9,870
Darden Restaurants, Inc.	398	33,930
Domino's Pizza, Inc.	269	62,828
Dunkin' Brands Group, Inc. (a)	266	15,878

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hilton Grand Vacations, Inc. (b)	435	18,714
Hilton Worldwide Holdings, Inc.	866	68,206
Hyatt Hotels Corp., Class A	309	23,564
Jack in the Box, Inc.	129	11,008
Marriott International, Inc., Class A	1,309	177,998
Marriott Vacations Worldwide Corp.	121	16,117
Royal Caribbean Cruises Ltd.	780	91,837
Six Flags Entertainment Corp.	535	33,309
Starbucks Corp.	6,145	355,734
Texas Roadhouse, Inc.	231	13,347
Vail Resorts, Inc.	250	55,425
Wendy's Co. (The)	708	12,425
Wyndham Worldwide Corp.	362	41,424
Yum China Holdings, Inc.	2,209	91,673
Yum! Brands, Inc.	798	67,934
		1,304,072

Household Durables - 0.3%
Garmin Ltd.	252	14,850
Leggett & Platt, Inc.	265	11,755
Lennar Corp., Class A	445	26,228
Mohawk Industries, Inc. (b)	390	90,566
Tempur Sealy International, Inc. (a)(b)	216	9,783
Toll Brothers, Inc.	708	30,621
		183,803

Household Products - 1.8%
Church & Dwight Co., Inc.	948	47,741
Clorox Co. (The)	579	77,071
Colgate-Palmolive Co.	3,468	248,586
Kimberly-Clark Corp.	1,121	123,456
Procter & Gamble Co. (The)	7,496	594,283
		1,091,137

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc. (a)	548	30,896

Industrial Conglomerates - 2.2%
3M Co.	4,876	1,070,379
Carlisle Cos., Inc.	226	23,597
Roper Technologies, Inc.	812	227,920
		1,321,896

Insurance - 1.3%
Alleghany Corp.	40	24,578
Allstate Corp. (The)	796	75,461
Aon plc	1,015	142,435

12 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Arch Capital Group Ltd. (b)	304	26,019
Arthur J. Gallagher & Co.	356	24,468
Brown & Brown, Inc.	512	13,025
Enstar Group Ltd. (b)	57	11,984
Kemper Corp.	378	21,546
Marsh & McLennan Cos., Inc.	1,860	153,617
Primerica, Inc.	125	12,075
Progressive Corp. (The)	1,631	99,377
Reinsurance Group of America, Inc.	103	15,862
RenaissanceRe Holdings Ltd.	131	18,145
Torchmark Corp.	263	22,137
Willis Towers Watson plc	401	61,028
XL Group Ltd.	760	41,998
		763,755

Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc. (b)	2,587	3,744,268
Expedia Group, Inc.	829	91,530
TripAdvisor, Inc. (a)(b)	412	16,847
Wayfair, Inc., Class A (a)(b)	507	34,238
		3,886,883

Internet Software & Services - 10.5%
2U, Inc. (a)(b)	226	18,991
Akamai Technologies, Inc. (b)	512	36,342
Alphabet, Inc., Class A (b)	3,326	3,449,528
eBay, Inc. (b)	4,794	192,911
Facebook, Inc., Class A (b)	13,742	2,195,834
GoDaddy, Inc., Class A (b)	632	38,817
GrubHub, Inc. (b)	420	42,617
IAC/InterActiveCorp (b)	400	62,552
j2 Global, Inc.	171	13,495
LogMeIn, Inc.	239	27,616
Match Group, Inc. (a)(b)	962	42,751
Nutanix, Inc., Class A (b)	668	32,806
Twitter, Inc. (b)	3,225	93,557
VeriSign, Inc. (a)(b)	377	44,697
Yelp, Inc. (b)	337	14,070
Zillow Group, Inc., Class C (b)	856	46,053
		6,352,637

IT Services - 7.3%
Accenture plc, Class A	3,041	466,793
Alliance Data Systems Corp.	241	51,299
Amdocs Ltd.	306	20,416
Automatic Data Processing, Inc.	1,400	158,872
Black Knight, Inc. (b)	487	22,938

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Booz Allen Hamilton Holding Corp.	355	13,746
Broadridge Financial Solutions, Inc.	436	47,825
Cognizant Technology Solutions Corp., Class A	2,016	162,288
CoreLogic, Inc. (b)	247	11,172
DST Systems, Inc.	204	17,065
DXC Technology Co.	1,385	139,234
EPAM Systems, Inc. (b)	230	26,340
Euronet Worldwide, Inc. (b)	216	17,047
Fidelity National Information Services, Inc.	946	91,100
First Data Corp., Class A (b)	1,419	22,704
Fiserv, Inc. (b)	1,930	137,628
FleetCor Technologies, Inc. (b)	425	86,062
Gartner, Inc. (a)(b)	431	50,694
Genpact Ltd.	418	13,372
Jack Henry & Associates, Inc.	376	45,477
MasterCard, Inc., Class A	4,572	800,831
MAXIMUS, Inc.	241	16,084
Paychex, Inc.	805	49,580
PayPal Holdings, Inc. (b)	5,611	425,707
Sabre Corp.	462	9,910
Science Applications International Corp.	168	13,238
Square, Inc., Class A (a)(b)	1,798	88,462
Teradata Corp. (b)	290	11,504
Total System Services, Inc.	879	75,823
Visa, Inc., Class A	10,722	1,282,566
WEX, Inc. (b)	128	20,047
		4,395,824

Leisure Products - 0.1%
Hasbro, Inc.	393	33,130
Polaris Industries, Inc. (a)	386	44,205
		77,335

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	1,375	91,987
Bio-Rad Laboratories, Inc., Class A (b)	138	34,511
Bio-Techne Corp.	141	21,297
Bruker Corp.	358	10,711
Charles River Laboratories International, Inc. (b)	217	23,163
Illumina, Inc. (b)	891	210,650
IQVIA Holdings, Inc. (b)	499	48,957
Mettler-Toledo International, Inc. (b)	159	91,430
PerkinElmer, Inc.	394	29,834
PRA Health Sciences, Inc. (b)	282	23,395
Thermo Fisher Scientific, Inc.	2,433	502,317
Waters Corp. (b)	465	92,372
		1,180,624

14 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Machinery - 3.6%
Allison Transmission Holdings, Inc.	1,118	43,669
Barnes Group, Inc.	192	11,499
Crane Co.	138	12,798
Cummins, Inc.	839	135,993
Deere & Co.	1,243	193,063
Donaldson Co., Inc.	544	24,507
Dover Corp.	659	64,727
Fortive Corp.	2,499	193,722
Gardner Denver Holdings, Inc. (b)	354	10,861
Graco, Inc.	912	41,697
IDEX Corp.	401	57,146
Illinois Tool Works, Inc.	2,718	425,802
Ingersoll-Rand plc	893	76,360
ITT, Inc.	269	13,176
John Bean Technologies Corp.	233	26,422
Kennametal, Inc.	241	9,679
Lincoln Electric Holdings, Inc.	279	25,096
Middleby Corp. (The) (a)(b)	478	59,172
Navistar International Corp. (b)	761	26,612
Nordson Corp.	404	55,081
Oshkosh Corp.	392	30,290
Parker-Hannifin Corp.	1,104	188,817
Pentair plc	468	31,885
RBC Bearings, Inc. (b)	123	15,277
Snap-on, Inc.	301	44,409
Stanley Black & Decker, Inc.	853	130,680
Timken Co. (The)	248	11,309
Toro Co. (The)	918	57,329
WABCO Holdings, Inc. (b)	217	29,050
Wabtec Corp. (a)	239	19,455
Woodward, Inc.	337	24,149
Xylem, Inc.	1,052	80,920
		2,170,652

Media - 1.8%
Altice USA, Inc., Class A (a)(b)	1,059	19,570
AMC Networks, Inc., Class A (b)	207	10,702
Cable One, Inc.	26	17,865
Comcast Corp., Class A	10,400	355,368
DISH Network Corp., Class A (b)	838	31,752
John Wiley & Sons, Inc., Class A	175	11,147
Liberty Broadband Corp., Class C (b)	601	51,500
Live Nation Entertainment, Inc. (b)	816	34,386

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Madison Square Garden Co. (The), Class A (b)	102	25,072
Sirius XM Holdings, Inc. (a)	9,283	57,926
Walt Disney Co. (The)	4,629	464,937
		1,080,225

Multiline Retail - 0.1%
Dollar General Corp.	791	73,998

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The), Class A	2,486	372,204

Pharmaceuticals - 3.5%
Akorn, Inc. (b)	653	12,218
Allergan plc	665	111,913
Bristol-Myers Squibb Co.	5,201	328,963
Catalent, Inc. (b)	752	30,877
Eli Lilly & Co.	3,026	234,122
Jazz Pharmaceuticals plc (b)	336	50,733
Johnson & Johnson	8,164	1,046,216
Nektar Therapeutics (b)	484	51,430
Zoetis, Inc.	2,952	246,521
		2,112,993

Professional Services - 0.6%
CoStar Group, Inc. (b)	317	114,970
Dun & Bradstreet Corp. (The)	94	10,998
Manpowergroup, Inc.	180	20,718
Nielsen Holdings plc	796	25,305
Robert Half International, Inc.	523	30,276
TransUnion (b)	1,438	81,650
Verisk Analytics, Inc. (b)	847	88,088
		372,005

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (b)	891	42,073
Jones Lang LaSalle, Inc.	171	29,863
		71,936

Road & Rail - 1.3%
AMERCO	57	19,671
Kansas City Southern	454	49,872
Landstar System, Inc.	331	36,294
Norfolk Southern Corp.	993	134,829
Old Dominion Freight Line, Inc.	542	79,658
Union Pacific Corp.	3,440	462,439
		782,763

16 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries, Inc. (b)	143	9,138
Advanced Micro Devices, Inc. (a)(b)	4,193	42,140
Analog Devices, Inc.	1,025	93,408
Applied Materials, Inc.	5,078	282,388
Cavium, Inc. (b)	323	25,640
Cirrus Logic, Inc. (b)	324	13,164
Cree, Inc. (a)(b)	183	7,377
Cypress Semiconductor Corp. (a)	934	15,841
Entegris, Inc.	784	27,283
Integrated Device Technology, Inc. (b)	614	18,764
KLA-Tencor Corp.	729	79,468
Lam Research Corp.	774	157,246
Marvell Technology Group Ltd.	1,547	32,487
Maxim Integrated Products, Inc.	785	47,273
Microchip Technology, Inc. (a)	1,123	102,597
Micron Technology, Inc. (b)	5,279	275,247
MKS Instruments, Inc.	276	31,919
Monolithic Power Systems, Inc.	163	18,870
NVIDIA Corp.	2,651	613,945
ON Semiconductor Corp. (b)	1,057	25,854
Qorvo, Inc. (b)	571	40,227
Silicon Laboratories, Inc. (b)	208	18,699
Skyworks Solutions, Inc.	877	87,928
Teradyne, Inc.	961	43,927
Texas Instruments, Inc.	4,756	494,101
Versum Materials, Inc.	560	21,073
Xilinx, Inc.	791	57,142
		2,683,146

Software - 8.2%
Adobe Systems, Inc. (b)	2,392	516,863
ANSYS, Inc. (b)	436	68,317
Aspen Technology, Inc. (b)	311	24,535
Autodesk, Inc. (b)	567	71,204
Blackbaud, Inc.	229	23,314
Cadence Design Systems, Inc. (b)	1,375	50,559
CDK Global, Inc.	618	39,144
Citrix Systems, Inc. (b)	698	64,774
Electronic Arts, Inc. (b)	1,466	177,738
Ellie Mae, Inc. (a)(b)	144	13,239
Fair Isaac Corp.	117	19,816
Fortinet, Inc. (b)	678	36,327
Guidewire Software, Inc. (a)(b)	328	26,512
Intuit, Inc.	1,194	206,980
Manhattan Associates, Inc. (b)	361	15,119
Microsoft Corp.	20,106	1,835,075

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nuance Communications, Inc. (b)	676	10,647
Oracle Corp.	6,181	282,781
Paycom Software, Inc. (a)(b)	237	25,451
Pegasystems, Inc.	232	14,071
Proofpoint, Inc. (b)	191	21,707
PTC, Inc. (b)	610	47,586
RealPage, Inc. (b)	255	13,132
Red Hat, Inc. (b)	883	132,017
RingCentral, Inc., Class A (b)	293	18,605
Salesforce.com, Inc. (b)	3,339	388,326
ServiceNow, Inc. (a)(b)	848	140,302
Snap, Inc., Class A (a)(b)	2,688	42,659
Splunk, Inc. (a)(b)	681	67,004
SS&C Technologies Holdings, Inc.	494	26,498
Symantec Corp.	1,781	46,039
Synopsys, Inc. (b)	750	62,430
Tableau Software, Inc., Class A (a)(b)	350	28,287
Take-Two Interactive Software, Inc. (b)	565	55,246
Ultimate Software Group, Inc. (The) (a)(b)	142	34,605
VMware, Inc., Class A (a)(b)	1,251	151,709
Workday, Inc., Class A (a)(b)	969	123,170
Zendesk, Inc. (b)	434	20,776
		4,942,564

Specialty Retail - 4.2%
AutoZone, Inc. (b)	175	113,521
Burlington Stores, Inc. (b)	431	57,388
CarMax, Inc. (a)(b)	588	36,421
Floor & Decor Holdings, Inc., Class A (a)(b)	428	22,307
Home Depot, Inc. (The)	7,442	1,326,462
Lowe's Cos., Inc.	3,423	300,368
Michaels Cos., Inc. (The) (b)	491	9,678
O'Reilly Automotive, Inc. (b)	546	135,069
Ross Stores, Inc.	2,363	184,267
Tiffany & Co.	320	31,251
TJX Cos., Inc. (The)	2,352	191,829
Tractor Supply Co.	446	28,107
Ulta Beauty, Inc. (b)	375	76,601
Urban Outfitters, Inc. (b)	347	12,825
		2,526,094

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	24,436	4,099,872
NetApp, Inc.	689	42,504
Pure Storage, Inc., Class A (b)	965	19,252
Western Digital Corp.	618	57,023
		4,218,651

18 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	266	27,690
Columbia Sportswear Co.	151	11,541
lululemon athletica, inc. (b)	687	61,225
NIKE, Inc., Class B	6,931	460,496
PVH Corp.	250	37,857
Skechers U.S.A., Inc., Class A (b)	664	25,823
Under Armour, Inc., Class A (a)(b)	1,022	16,710
VF Corp.	981	72,712
		714,054

Thrifts & Mortgage Finance - 0.0% (c)
Essent Group Ltd. (b)	310	13,194
LendingTree, Inc. (a)(b)	44	14,438
		27,632

Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (b)	407	21,599
Fastenal Co.	1,264	69,002
HD Supply Holdings, Inc. (b)	1,519	57,631
MSC Industrial Direct Co., Inc., Class A	174	15,958
Triton International Ltd.	293	8,966
United Rentals, Inc. (b)	684	118,147
Univar, Inc. (b)	220	6,105
W.W. Grainger, Inc.	141	39,800
		337,208

Water Utilities - 0.3%
American Water Works Co., Inc.	1,656	136,007
Aqua America, Inc.	1,350	45,981
		181,988

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (b)	1,440	87,897

Total Common Stocks (Cost $46,308,055)		60,166,801

RIGHTS - 0.0% (c)
Biotechnology - 0.0% (c)
Dyax Corp. CVR, Exp. 12/31/19 (b)(d)(e)	565	627

Total Rights (Cost $627)		627

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 19

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	144,285	144,285

Total Time Deposit (Cost $144,285)		144,285

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	391,094	391,094

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $391,094)		391,094

TOTAL INVESTMENTS (Cost $46,844,061) - 100.5%		60,702,807
Other assets and liabilities, net - (0.5%)		(322,882)
NET ASSETS - 100.0%		60,379,925

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $2,039,041.
(b) Non-income producing security.
(c) Amount is less than 0.05%.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(e) Restricted security, acquired on January 25, 2016 with an acquisition cost of $627. Total market value of the restricted security amounts to $627, which represents less than 0.05% of the net assets of the Fund as of March 31, 2018.

Abbreviations:
CVR:	Contingent Value Rights
See notes to financial statements.

20 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $46,844,061) - including $2,039,041 of securities on loan	$60,702,807
Cash	10,588
Receivable for capital shares sold	76,393
Dividends and interest receivable	19,186
Securities lending income receivable	840
Receivable from affiliate	18,434
Directors' deferred compensation plan	54,213
Other assets	617
Total assets	60,883,078

LIABILITIES
Payable for capital shares redeemed	45
Deposits for securities loaned	391,094
Payable to affiliates:
Investment advisory fee	7,858
Administrative fee	6,287
Distribution and service fees	2,102
Sub-transfer agency fee	830
Directors' deferred compensation plan	54,213
Accrued expenses	40,724
Total liabilities	503,153
NET ASSETS	$60,379,925

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$46,294,514
Accumulated undistributed net investment income	117,107
Accumulated undistributed net realized gain	109,558
Net unrealized appreciation	13,858,746
Total	$60,379,925

NET ASSET VALUE PER SHARE
Class A (based on net assets of $9,744,814 and 377,813 shares outstanding)	$25.79
Class I (based on net assets of $50,635,111 and 1,954,198 shares outstanding)	$25.91

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$27.08
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $141)	$320,223
Interest income	208
Securities lending income, net	3,160
Total investment income	323,591

EXPENSES
Investment advisory fee	42,989
Administrative fee	34,373
Distribution and service fees:
Class A	10,504
Class C	2,762
Directors' fees and expenses	674
Custodian fees	24,165
Transfer agency fees and expenses	9,187
Accounting fees	6,167
Professional fees	13,286
Registration fees	29,503
Reports to shareholders	5,058
Miscellaneous	6,200
Total expenses	184,868
Waiver and/or reimbursement of expenses by affiliate	(102,169)
Reimbursement of expenses-other	(617)
Net expenses	82,082
Net investment income	241,509

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities	582,622

Net change in unrealized appreciation (depreciation) on investment securities	3,423,062

Net realized and unrealized gain	4,005,684

Net increase in net assets resulting from operations	$4,247,193
See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$241,509	$599,543
Net realized gain	582,622	962,050
Net change in unrealized appreciation (depreciation)	3,423,062	7,203,810
Net increase in net assets resulting from operations	4,247,193	8,765,403

Distributions to shareholders from:
Net investment income:
Class A shares	(64,928)	(37,111)
Class C shares	—	(731)
Class I shares	(407,309)	(422,097)
Class Y shares	—	(25,744)
Net realized gain:
Class A shares	(114,576)	—
Class I shares	(617,752)	—
Total distributions to shareholders	(1,204,565)	(485,683)

Capital share transactions:
Class A shares	3,162,211	975,904
Class C shares (a)	(1,384,780)	431,146
Class I shares	7,419,859	(4,700,836)
Class Y shares (a)	(3,565,268)	834,816
Net increase (decrease) in net assets from capital share transactions	5,632,022	(2,458,970)

TOTAL INCREASE IN NET ASSETS	8,674,650	5,820,750

NET ASSETS
Beginning of period	51,705,275	45,884,525
End of period (including accumulated undistributed net investment income of $117,107 and $347,835, respectively)	$60,379,925	$51,705,275

(a) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,			Period Ended September 30,
CLASS A SHARES			2017	2016		2015 (a)
Net asset value, beginning	$24.35		$20.66	$18.55		$20.00
Income from investment operations:
Net investment income (b)	0.07		0.21	0.15		0.03
Net realized and unrealized gain (loss)	1.90		3.64	2.00		(1.48)
Total from investment operations	1.97		3.85	2.15		(1.45)
Distributions from:
Net investment income	(0.19)		(0.16)	(0.04)		—
Net realized gain	(0.34)		—	—	(c)	—
Total distributions	(0.53)		(0.16)	(0.04)		—
Total increase (decrease) in net asset value	1.44		3.69	2.11		(1.45)
Net asset value, ending	$25.79		$24.35	$20.66		$18.55
Total return (d)	8.10%	(e)	18.76%	11.63%		(7.25%)	(e)
Ratios to average net assets: (f)
Total expenses	0.84%	(g)	1.53%	1.45%		7.70%	(g)
Net expenses	0.57%	(g)	0.57%	0.57%		0.57%	(g)
Net investment income	0.54%	(g)	0.92%	0.77%		0.60%	(g)
Portfolio turnover	17%	(e)	75%	43%		3%	(e)
Net assets, ending (in thousands)	$9,745		$6,214	$4,403		$2,100

(a) From June 19, 2015 inception.
(b) Computed using average shares outstanding.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,			Period Ended September 30,
CLASS I SHARES			2017	2016		2015 (a)
Net asset value, beginning	$24.45		$20.74	$18.57		$20.00
Income from investment operations:
Net investment income (b)	0.12		0.28	0.22		0.05
Net realized and unrealized gain (loss)	1.90		3.66	2.01		(1.48)
Total from investment operations	2.02		3.94	2.23		(1.43)
Distributions from:
Net investment income	(0.22)		(0.23)	(0.06)		—
Net realized gain	(0.34)		—	—	(c)	—
Total distributions	(0.56)		(0.23)	(0.06)		—
Total increase (decrease) in net asset value	1.46		3.71	2.17		(1.43)
Net asset value, ending	$25.91		$24.45	$20.74		$18.57
Total return (d)	8.28%	(e)	19.20%	12.02%		(7.15%)	(e)
Ratios to average net assets: (f)
Total expenses	0.60%	(g)	0.58%	0.61%		7.16%	(g)
Net expenses	0.22%	(g)	0.22%	0.22%		0.22%	(g)
Net investment income	0.90%	(g)	1.26%	1.12%		0.95%	(g)
Portfolio turnover	17%	(e)	75%	43%		3%	(e)
Net assets, ending (in thousands)	$50,635		$40,821	$38,646		$1,964

(a) From June 19, 2015 inception.
(b) Computed using average shares outstanding.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class C and Class Y shares. At the close of business on December 8, 2017, Class C shares were converted to Class A shares and Class Y shares converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable

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bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$60,166,801	(2)	$—	$—	$60,166,801
Rights	—		—	627	627
Time Deposit	—		144,285	—	144,285
Short Term Investment of Cash Collateral for Securities Loaned	391,094		—	—	391,094
Total Investments	$60,557,895		$144,285	$627	$60,702,807

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt

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from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of Fund's average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $42,989.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57% and 0.22% for Class A and Class I, respectively, and prior to the close of business on December 8, 2017, 1.32% and 0.32% for Class C and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $79,636.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class C and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived the administrative fee through January 31, 2018. For the six months ended March 31, 2018, CRM was paid administrative fees of $34,373, of which $22,533 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $10,504 and $2,762 for Class A shares and Class C shares, respectively.

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The Fund was informed that EVD received $3,595 as its portion of the sales charge on sales of Class A shares and $116 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $1,406 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds' former investment adviser, and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $617, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $14,352,349 and $9,889,382, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$47,195,735
Gross unrealized appreciation	$14,138,211
Gross unrealized depreciation	(631,139)
Net unrealized appreciation (depreciation)	$13,507,072
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan was $2,039,041 and the total value of collateral received was $2,057,613, comprised of cash of $391,094 and U.S. Government and/or agencies securities of $1,666,519.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,057,613	$—	$—	$—	$2,057,613
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	86,090	$2,232,702	232,814	$5,276,796
Reinvestment of distributions	6,567	168,039	1,696	35,153
Shares redeemed	(30,189)	(786,895)	(192,452)	(4,336,045)
Conversion from Class C	60,153	1,548,365	—	—
Net increase	122,621	$3,162,211	42,058	$975,904

Class C (1)
Shares sold	6,771	$168,219	27,569	$610,708
Reinvestment of distributions	—	—	25	520
Shares redeemed	(188)	(4,634)	(8,390)	(180,082)
Conversion to Class A	(60,884)	(1,548,365)	—	—
Net increase (decrease)	(54,301)	($1,384,780)	19,204	$431,146

Class I
Shares sold	146,631	$3,855,155	627,565	$13,840,045
Reinvestment of distributions	39,836	1,022,977	20,284	421,090
Shares redeemed	(55,187)	(1,416,512)	(841,420)	(18,961,971)
Conversion from Class Y	153,064	3,958,239	—	—
Net increase (decrease)	284,344	$7,419,859	(193,571)	($4,700,836)

Class Y (1)
Shares sold	20,856	$526,772	104,325	$2,336,543
Reinvestment of distributions	—	—	1,241	25,744
Shares redeemed	(5,271)	(133,801)	(70,065)	(1,527,471)
Conversion to Class I	(153,307)	(3,958,239)	—	—
Net increase (decrease)	(137,722)	($3,565,268)	35,501	$834,816

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At March 31, 2018, Calvert Aggressive Allocation Fund, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in aggregate 69.4% of the value of the outstanding shares of the Fund.

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 31

BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

32 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Growth Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 33

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-year period ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and its Lipper benchmark index for the one-year period ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

34 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert US Large-Cap Growth Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert US Large-Cap Growth Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 35

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

36 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24190 3.31.2018

Calvert US Large-Cap Value Responsible Index Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
32	Board of Directors’ Contract Approval
35	Officers and Directors
36	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	3.65%	7.87%	—%	7.49%
Class A with 4.75% Maximum Sales Charge	—	—	-1.28	2.76	—	5.62
Class I at NAV	06/19/2015	06/19/2015	3.85	8.30	—	7.87

Calvert US Large-Cap Value Responsible Index	—	—	3.65%	8.23%	—%	8.19%
Russell 1000® Value Index	—	—	2.34	6.95	10.78	7.60

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.84%	0.46%
Net					0.57	0.22

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	27.3%	Bank of America Corp.	4.0%
Information Technology	12.4%	Microsoft Corp.	2.9%
Health Care	11.9%	Intel Corp.	2.3%
Industrials	11.2%	Citigroup, Inc.	2.3%
Consumer Staples	10.4%	Pfizer, Inc.	2.1%
Consumer Discretionary	9.4%	AT&T, Inc.	1.9%
Utilities	6.1%	Verizon Communications, Inc.	1.7%
Materials	4.5%	Johnson & Johnson	1.7%
Telecommunication Services	3.9%	Baker Hughes a GE Co.	1.6%
Energy	2.5%	Coca-Cola Co. (The)	1.5%
Time Deposit	0.3%	Total	22.0%
Real Estate	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Calvert US Large-Cap Value Responsible Index (the “Index”) is composed of common stocks of large companies domiciled in the United States that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Index constituents are scored and ranked for value factors to determine weight in the Index. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Important Notice to Shareholders
Effective February 1, 2018, the Fund is managed by Thomas C. Seto, Christopher Madden and Jade Huang.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,036.50	$2.89**	0.57%
Class I	$1,000.00	$1,038.50	$1.12**	0.22%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.09	$2.87**	0.57%
Class I	$1,000.00	$1,023.84	$1.11**	0.22%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.4%
Harris Corp.	2,127	343,043
Hexcel Corp.	1,745	112,709
Rockwell Collins, Inc.	2,818	380,007
		835,759

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (a)	2,903	272,040
Expeditors International of Washington, Inc.	2,569	162,618
United Parcel Service, Inc., Class B	14,537	1,521,442
		1,956,100

Airlines - 1.8%
Alaska Air Group, Inc.	4,433	274,669
American Airlines Group, Inc. (a)	16,171	840,245
Delta Air Lines, Inc.	23,763	1,302,450
JetBlue Airways Corp. (b)	11,142	226,405
Southwest Airlines Co.	9,104	521,477
Spirit Airlines, Inc. (a)(b)	2,557	96,604
United Continental Holdings, Inc. (b)	10,046	697,896
		3,959,746

Auto Components - 0.4%
Aptiv plc	2,820	239,615
BorgWarner, Inc.	4,299	215,939
Gentex Corp.	5,394	124,170
Goodyear Tire & Rubber Co. (The)	4,806	127,744
Tenneco, Inc.	881	48,340
Visteon Corp. (b)	201	22,158
		777,966

Automobiles - 0.5%
Ford Motor Co.	83,775	928,227
Harley-Davidson, Inc.	3,428	146,993
		1,075,220

Banks - 12.1%
Associated Banc-Corp.	4,827	119,951
Bank of America Corp.	288,640	8,656,314
Bank of Hawaii Corp. (a)	667	55,428
Bank of the Ozarks, Inc. (a)	3,479	167,931
BankUnited, Inc.	3,190	127,536

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
BB&T Corp.	22,001	1,144,932
BOK Financial Corp.	410	40,586
Cathay General Bancorp	2,062	82,439
Chemical Financial Corp.	1,961	107,228
CIT Group, Inc.	3,668	188,902
Citigroup, Inc.	72,485	4,892,738
Citizens Financial Group, Inc.	13,508	567,066
Comerica, Inc.	2,789	267,549
Commerce Bancshares, Inc.	2,968	177,813
Cullen/Frost Bankers, Inc.	1,127	119,541
East West Bancorp, Inc.	2,397	149,908
Fifth Third Bancorp	18,962	602,044
First Citizens BancShares, Inc., Class A	71	29,340
First Hawaiian, Inc.	1,770	49,259
First Horizon National Corp.	8,399	158,153
First Republic Bank	2,227	206,242
FNB Corp.	9,193	123,646
Fulton Financial Corp.	4,682	83,106
Hancock Holding Co.	1,589	82,151
Home BancShares, Inc.	4,638	105,793
Huntington Bancshares, Inc.	30,656	462,906
IBERIABANK Corp.	1,520	118,560
Investors Bancorp, Inc.	6,702	91,415
KeyCorp	30,484	595,962
M&T Bank Corp.	2,288	421,816
MB Financial, Inc.	2,250	91,080
PacWest Bancorp	3,274	162,161
People's United Financial, Inc.	8,805	164,301
Pinnacle Financial Partners, Inc.	1,276	81,919
PNC Financial Services Group, Inc. (The)	8,075	1,221,263
Popular, Inc.	2,576	107,213
Prosperity Bancshares, Inc.	1,748	126,957
Regions Financial Corp.	31,135	578,488
Signature Bank (b)	830	117,819
Sterling Bancorp	3,982	89,794
Synovus Financial Corp.	2,017	100,729
Texas Capital Bancshares, Inc. (b)	566	50,883
U.S. Bancorp	46,190	2,332,595
UMB Financial Corp.	717	51,904
Umpqua Holdings Corp.	6,307	135,033
United Bankshares, Inc. (a)	2,885	101,696
Valley National Bancorp (a)	8,364	104,215
Webster Financial Corp.	1,627	90,136
Western Alliance Bancorp (b)	1,283	74,555
Wintrust Financial Corp.	903	77,703
Zions Bancorporation	5,436	286,640
		26,143,339

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Beverages - 2.7%
Coca-Cola Co. (The)	75,609	3,283,699
Dr Pepper Snapple Group, Inc.	2,698	319,389
PepsiCo, Inc.	20,285	2,214,108
		5,817,196

Biotechnology - 2.2%
AbbVie, Inc.	12,788	1,210,384
ACADIA Pharmaceuticals, Inc. (b)	639	14,358
Amgen, Inc.	6,012	1,024,926
Bluebird Bio, Inc. (a)(b)	360	61,470
Gilead Sciences, Inc.	28,307	2,134,065
Incyte Corp. (a)(b)	1,769	147,411
Seattle Genetics, Inc. (a)(b)	1,092	57,155
United Therapeutics Corp. (b)	623	70,000
		4,719,769

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	1,965	115,719
Johnson Controls International plc	31,336	1,104,281
Masco Corp.	4,018	162,488
Owens Corning	2,367	190,307
USG Corp. (b)	1,230	49,716
		1,622,511

Capital Markets - 5.8%
Bank of New York Mellon Corp. (The)	28,411	1,464,019
BGC Partners, Inc., Class A	4,554	61,251
Cboe Global Markets, Inc.	1,041	118,778
Charles Schwab Corp. (The)	13,795	720,375
CME Group, Inc.	5,286	854,958
E*Trade Financial Corp. (b)	4,117	228,123
Evercore, Inc., Class A	303	26,422
Federated Investors, Inc., Class B (a)	2,694	89,980
Franklin Resources, Inc.	9,053	313,958
Goldman Sachs Group, Inc. (The)	9,966	2,510,037
Interactive Brokers Group, Inc., Class A	4,536	305,001
Intercontinental Exchange, Inc.	7,781	564,278
Invesco Ltd.	11,403	365,010
Legg Mason, Inc.	2,292	93,170
LPL Financial Holdings, Inc.	1,646	100,521
Moody's Corp.	1,910	308,083
Morgan Stanley	38,019	2,051,505
Nasdaq, Inc.	2,142	184,683
Northern Trust Corp.	3,611	372,402
Raymond James Financial, Inc.	1,713	153,159
State Street Corp.	6,826	680,757

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Stifel Financial Corp.	1,808	107,088
T. Rowe Price Group, Inc.	2,630	283,961
TD Ameritrade Holding Corp.	6,300	373,149
Thomson Reuters Corp.	4,626	178,795
		12,509,463

Chemicals - 2.4%
Air Products & Chemicals, Inc.	5,923	941,935
Axalta Coating Systems Ltd. (b)	5,998	181,080
Eastman Chemical Co.	7,701	813,072
Ecolab, Inc.	5,433	744,701
International Flavors & Fragrances, Inc.	1,590	217,687
Mosaic Co. (The)	17,687	429,440
PPG Industries, Inc.	6,400	714,240
Praxair, Inc.	7,035	1,015,150
Sensient Technologies Corp.	1,973	139,254
		5,196,559

Commercial Services & Supplies - 0.6%
ASGN, Inc. (b)	551	45,116
Deluxe Corp.	1,182	87,480
KAR Auction Services, Inc.	2,421	131,218
MSA Safety, Inc.	499	41,537
Republic Services, Inc.	6,857	454,139
UniFirst Corp.	328	53,021
Waste Management, Inc.	6,481	545,182
		1,357,693

Communications Equipment - 1.6%
ARRIS International plc (b)	2,366	62,864
Ciena Corp. (b)	1,523	39,446
Cisco Systems, Inc.	67,281	2,885,682
CommScope Holding Co., Inc. (b)	2,678	107,040
EchoStar Corp., Class A (b)	1,088	57,414
Juniper Networks, Inc.	7,297	177,536
Motorola Solutions, Inc.	1,091	114,882
NetScout Systems, Inc. (b)	740	19,499
		3,464,363

Construction & Engineering - 0.1%
EMCOR Group, Inc.	810	63,123
Quanta Services, Inc. (b)	3,287	112,909
Valmont Industries, Inc.	460	67,298
		243,330

8 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Consumer Finance - 2.1%
Ally Financial, Inc.	12,305	334,081
American Express Co.	12,613	1,176,541
Capital One Financial Corp.	13,731	1,315,704
Discover Financial Services	10,215	734,765
OneMain Holdings, Inc. (b)	1,870	55,988
SLM Corp. (b)	11,906	133,466
Synchrony Financial	21,062	706,209
		4,456,754

Containers & Packaging - 1.2%
AptarGroup, Inc.	1,521	136,632
Avery Dennison Corp.	1,332	141,525
Ball Corp. (a)	10,744	426,644
Berry Global Group, Inc. (b)	2,784	152,591
Crown Holdings, Inc. (b)	4,257	216,043
Greif, Inc., Class A	1,981	103,507
Owens-Illinois, Inc. (a)(b)	8,523	184,608
Sealed Air Corp. (a)	3,994	170,903
Sonoco Products Co.	4,949	240,027
WestRock Co.	13,113	841,461
		2,613,941

Distributors - 0.2%
Genuine Parts Co.	2,957	265,657
LKQ Corp. (b)	3,833	145,462
		411,119

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	104	62,634
H&R Block, Inc. (a)	3,226	81,973
Service Corp. International	2,307	87,066
ServiceMaster Global Holdings, Inc. (b)	1,407	71,546
		303,219

Diversified Financial Services - 0.1%
Voya Financial, Inc.	4,851	244,976

Diversified Telecommunication Services - 3.8%
AT&T, Inc.	116,335	4,147,343
CenturyLink, Inc.	22,135	363,678
Verizon Communications, Inc.	78,682	3,762,573
		8,273,594

Electric Utilities - 1.8%
Alliant Energy Corp.	11,155	455,793
Eversource Energy	23,364	1,376,607

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Portland General Electric Co.	6,526	264,368
Xcel Energy, Inc.	37,870	1,722,328
		3,819,096

Electrical Equipment - 1.7%
AMETEK, Inc.	3,160	240,065
Eaton Corp. plc	14,940	1,193,856
Emerson Electric Co.	21,676	1,480,471
EnerSys	1,247	86,504
Hubbell, Inc.	1,011	123,120
Regal-Beloit Corp.	1,563	114,646
Rockwell Automation, Inc.	1,619	282,030
Sensata Technologies Holding plc (b)	2,557	132,529
		3,653,221

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. (b)	1,555	119,766
Avnet, Inc.	2,394	99,974
Corning, Inc.	12,167	339,216
Dolby Laboratories, Inc., Class A	637	40,488
FLIR Systems, Inc.	1,018	50,910
Jabil, Inc.	3,636	104,462
Keysight Technologies, Inc. (b)	1,847	96,764
National Instruments Corp.	1,155	58,408
SYNNEX Corp.	265	31,376
TE Connectivity Ltd.	3,338	333,466
Tech Data Corp. (b)	705	60,017
		1,334,847

Energy Equipment & Services - 2.5%
Baker Hughes a GE Co.	121,353	3,369,973
Core Laboratories NV (a)	3,131	338,837
National Oilwell Varco, Inc.	40,695	1,497,983
US Silica Holdings, Inc. (a)	3,173	80,975
Weatherford International plc (a)(b)	67,483	154,536
		5,442,304

Food & Staples Retailing - 2.5%
Casey's General Stores, Inc.	1,047	114,929
Costco Wholesale Corp.	6,548	1,233,840
CVS Health Corp.	26,600	1,654,786
Kroger Co. (The)	22,754	544,731
Performance Food Group Co. (b)	2,630	78,505
PriceSmart, Inc. (a)	301	25,149
Sprouts Farmers Market, Inc. (b)	1,683	39,500

10 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sysco Corp.	8,052	482,798
US Foods Holding Corp. (b)	5,929	194,293
Walgreens Boots Alliance, Inc.	14,660	959,790
		5,328,321

Food Products - 3.0%
B&G Foods, Inc. (a)	1,425	33,773
Bunge Ltd.	3,621	267,737
Campbell Soup Co. (a)	5,030	217,849
Conagra Brands, Inc.	11,175	412,134
Flowers Foods, Inc.	5,212	113,934
General Mills, Inc.	10,565	476,059
Hain Celestial Group, Inc. (The) (a)(b)	1,511	48,458
Hershey Co. (The)	2,076	205,441
Hormel Foods Corp. (a)	4,279	146,855
Ingredion, Inc.	986	127,115
J. M. Smucker Co. (The)	1,929	239,215
Kellogg Co. (a)	8,627	560,841
Kraft Heinz Co. (The)	24,251	1,510,595
Lamb Weston Holdings, Inc.	1,666	96,995
Lancaster Colony Corp.	302	37,188
McCormick & Co., Inc.	1,800	191,502
Mondelez International, Inc., Class A	39,272	1,638,821
Pinnacle Foods, Inc.	1,742	94,242
TreeHouse Foods, Inc. (a)(b)	1,360	52,047
		6,470,801

Gas Utilities - 1.1%
Atmos Energy Corp.	7,921	667,265
New Jersey Resources Corp.	7,109	285,071
ONE Gas, Inc.	2,546	168,087
Southwest Gas Holdings, Inc.	2,274	153,790
Spire, Inc.	3,529	255,147
UGI Corp.	12,291	545,966
WGL Holdings, Inc.	3,835	320,798
		2,396,124

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	20,496	1,228,120
Becton Dickinson and Co.	1,941	420,615
Boston Scientific Corp. (b)	10,647	290,876
Danaher Corp.	7,021	687,426
DENTSPLY SIRONA, Inc.	5,182	260,707
Globus Medical, Inc., Class A (b)	698	34,774
Hill-Rom Holdings, Inc.	611	53,157

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
ResMed, Inc.	1,445	142,289
STERIS plc	1,032	96,348
Varian Medical Systems, Inc. (b)	931	114,187
		3,328,499

Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (a)(b)	1,787	70,015
AmerisourceBergen Corp.	2,306	198,800
Cardinal Health, Inc.	6,819	427,415
Centene Corp. (b)	1,280	136,793
DaVita, Inc. (b)	3,772	248,726
Envision Healthcare Corp. (b)	2,648	101,763
Express Scripts Holding Co. (b)	8,433	582,552
HCA Healthcare, Inc.	2,758	267,526
Henry Schein, Inc. (b)	1,525	102,495
Laboratory Corp. of America Holdings (b)	667	107,887
Mednax, Inc. (b)	1,885	104,862
Molina Healthcare, Inc. (a)(b)	270	21,919
Patterson Cos., Inc. (a)	1,968	43,749
Quest Diagnostics, Inc.	2,027	203,308
		2,617,810

Hotels, Restaurants & Leisure - 1.0%
Aramark	3,287	130,034
Cracker Barrel Old Country Store, Inc. (a)	373	59,382
Darden Restaurants, Inc.	1,173	99,998
Dunkin' Brands Group, Inc. (a)	547	32,650
Hilton Grand Vacations, Inc. (b)	344	14,799
Hilton Worldwide Holdings, Inc.	3,283	258,569
Hyatt Hotels Corp., Class A	1,145	87,318
ILG, Inc.	2,570	79,953
Marriott International, Inc., Class A	2,065	280,799
Royal Caribbean Cruises Ltd.	1,061	124,922
Starbucks Corp.	8,835	511,458
Texas Roadhouse, Inc.	849	49,055
Wendy's Co. (The)	2,515	44,138
Wyndham Worldwide Corp.	857	98,066
Yum! Brands, Inc.	4,314	367,251
		2,238,392

Household Durables - 0.5%
Garmin Ltd.	1,306	76,963
Leggett & Platt, Inc.	1,759	78,029
Lennar Corp., Class A	4,597	270,947
Newell Brands, Inc.	10,487	267,209
Tempur Sealy International, Inc. (a)(b)	488	22,101

12 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Toll Brothers, Inc.	1,443	62,410
Tupperware Brands Corp.	978	47,316
Whirlpool Corp.	1,430	218,947
		1,043,922

Household Products - 2.2%
Church & Dwight Co., Inc.	3,034	152,792
Clorox Co. (The)	1,430	190,347
Colgate-Palmolive Co.	10,515	753,715
Kimberly-Clark Corp.	4,806	529,285
Procter & Gamble Co. (The)	38,689	3,067,264
		4,693,403

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class C	13,197	224,349
Ormat Technologies, Inc. (a)	1,321	74,478
		298,827

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	1,086	113,389

Insurance - 7.0%
Aflac, Inc.	21,199	927,668
Alleghany Corp.	205	125,960
Allstate Corp. (The)	6,231	590,699
American Financial Group, Inc.	2,176	244,191
American International Group, Inc.	25,111	1,366,541
Aon plc	2,215	310,831
Arch Capital Group Ltd. (b)	2,240	191,722
Arthur J. Gallagher & Co.	3,266	224,472
Assurant, Inc.	1,483	135,561
Assured Guaranty Ltd.	3,084	111,641
Axis Capital Holdings Ltd.	2,203	126,827
Brown & Brown, Inc.	3,354	85,326
Chubb Ltd.	13,025	1,781,429
Cincinnati Financial Corp.	4,188	311,001
CNO Financial Group, Inc.	4,351	94,286
Enstar Group Ltd. (b)	214	44,993
Everest Re Group Ltd.	1,101	282,759
First American Financial Corp.	2,787	163,541
Hanover Insurance Group, Inc. (The)	1,244	146,655
Hartford Financial Services Group, Inc. (The)	9,649	497,116
Lincoln National Corp.	5,987	437,410
Loews Corp.	7,785	387,148
Marsh & McLennan Cos., Inc.	5,920	488,933
Mercury General Corp.	709	32,522
MetLife, Inc.	25,486	1,169,553

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Old Republic International Corp.	7,435	159,481
Primerica, Inc.	505	48,783
Principal Financial Group, Inc.	8,175	497,939
Progressive Corp. (The)	8,280	504,500
Prudential Financial, Inc.	11,705	1,212,053
Reinsurance Group of America, Inc.	1,123	172,942
RenaissanceRe Holdings Ltd.	565	78,258
RLI Corp.	1,484	94,071
Torchmark Corp.	2,027	170,613
Travelers Cos., Inc. (The)	7,576	1,052,003
Unum Group	6,691	318,558
Validus Holdings Ltd.	2,259	152,370
White Mountains Insurance Group Ltd.	99	81,429
Willis Towers Watson plc	1,934	294,335
XL Group Ltd.	2,941	162,520
		15,278,640

Internet & Direct Marketing Retail - 0.0% (c)
TripAdvisor, Inc. (a)(b)	1,080	44,161

Internet Software & Services - 0.1%
Akamai Technologies, Inc. (b)	1,280	90,854
j2 Global, Inc.	516	40,723
		131,577

IT Services - 2.4%
Amdocs Ltd.	1,625	108,420
Automatic Data Processing, Inc.	3,213	364,611
Booz Allen Hamilton Holding Corp.	1,777	68,806
Broadridge Financial Solutions, Inc.	723	79,306
Cognizant Technology Solutions Corp., Class A	3,536	284,648
Conduent, Inc. (b)	4,005	74,653
CoreLogic, Inc. (b)	2,160	97,697
CSRA, Inc.	2,949	121,587
DST Systems, Inc.	451	37,726
Fidelity National Information Services, Inc.	2,856	275,033
First Data Corp., Class A (a)(b)	9,744	155,904
Genpact Ltd.	971	31,062
International Business Machines Corp.	18,663	2,863,464
Leidos Holdings, Inc.	3,073	200,974
MAXIMUS, Inc.	431	28,765
Paychex, Inc.	2,768	170,481
Sabre Corp. (a)	2,194	47,061
Science Applications International Corp.	385	30,338
Teradata Corp. (b)	1,644	65,218
WEX, Inc. (b)	356	55,757
		5,161,511

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leisure Products - 0.1%
Brunswick Corp.	1,727	102,567
Hasbro, Inc.	1,075	90,622
Mattel, Inc. (a)	9,489	124,780
		317,969

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,360	157,884
Bio-Techne Corp.	391	59,057
Bruker Corp.	799	23,906
Charles River Laboratories International, Inc. (b)	271	28,927
IQVIA Holdings, Inc. (b)	1,738	170,515
PerkinElmer, Inc.	706	53,458
		493,747

Machinery - 2.4%
AGCO Corp.	2,331	151,165
Barnes Group, Inc.	1,055	63,184
Colfax Corp. (b)	2,891	92,223
Crane Co.	1,109	102,849
Cummins, Inc.	1,963	318,183
Deere & Co.	6,002	932,231
Donaldson Co., Inc.	1,849	83,298
Dover Corp.	2,538	249,282
Flowserve Corp.	4,220	182,853
Gardner Denver Holdings, Inc. (b)	1,308	40,129
Graco, Inc.	1,957	89,474
IDEX Corp.	787	112,155
Ingersoll-Rand plc	4,924	421,051
ITT, Inc.	2,197	107,609
Kennametal, Inc.	1,448	58,152
Lincoln Electric Holdings, Inc.	757	68,092
Oshkosh Corp.	921	71,166
PACCAR, Inc.	12,076	799,069
Pentair plc	3,716	253,171
RBC Bearings, Inc. (b)	232	28,814
Snap-on, Inc.	745	109,917
Stanley Black & Decker, Inc.	1,572	240,830
Terex Corp.	2,539	94,984
Timken Co. (The)	1,394	63,566
WABCO Holdings, Inc. (b)	698	93,441
Wabtec Corp. (a)	1,818	147,985
Woodward, Inc.	966	69,224
Xylem, Inc.	2,641	203,146
		5,247,243

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Media - 3.5%
Altice USA, Inc., Class A (a)(b)	3,132	57,879
AMC Networks, Inc., Class A (b)	743	38,413
CBS Corp., Class B	7,716	396,525
Cinemark Holdings, Inc. (a)	2,173	81,857
Comcast Corp., Class A	62,991	2,152,402
Discovery Communications, Inc., Class A (a)(b)	9,286	198,999
DISH Network Corp., Class A (b)	6,130	232,266
Interpublic Group of Cos., Inc. (The)	7,698	177,285
John Wiley & Sons, Inc., Class A	1,000	63,700
Liberty Broadband Corp., Class C (b)	1,692	144,987
Lions Gate Entertainment Corp., Class A (a)	3,319	85,730
Omnicom Group, Inc.	4,848	352,304
Sinclair Broadcast Group, Inc., Class A (a)	1,845	57,749
TEGNA, Inc.	4,184	47,656
Time Warner, Inc.	16,460	1,556,787
Tribune Media Co., Class A	1,740	70,487
Viacom, Inc., Class B	8,367	259,879
Walt Disney Co. (The)	15,631	1,569,978
		7,544,883

Metals & Mining - 0.9%
Nucor Corp.	15,860	968,887
Reliance Steel & Aluminum Co.	3,485	298,804
Steel Dynamics, Inc.	11,017	487,172
Worthington Industries, Inc.	2,242	96,227
		1,851,090

Multi-Utilities - 2.7%
Avista Corp.	5,049	258,761
CenterPoint Energy, Inc.	30,619	838,961
CMS Energy Corp.	20,771	940,718
Consolidated Edison, Inc.	22,715	1,770,407
Sempra Energy	19,204	2,135,869
		5,944,716

Multiline Retail - 0.7%
Dollar General Corp.	2,554	238,927
Kohl's Corp.	3,873	253,720
Macy's, Inc. (a)	6,636	197,355
Nordstrom, Inc.	2,280	110,375
Target Corp.	11,294	784,142
		1,584,519

16 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Personal Products - 0.1%
Coty, Inc., Class A	11,384	208,327
Edgewell Personal Care Co. (b)	1,619	79,040
		287,367

Pharmaceuticals - 6.8%
Allergan plc	4,859	817,721
Bristol-Myers Squibb Co.	16,863	1,066,585
Eli Lilly & Co.	10,324	798,768
Johnson & Johnson	29,114	3,730,959
Merck & Co., Inc.	59,006	3,214,057
Nektar Therapeutics (b)	1,555	165,234
Perrigo Co. plc (a)	2,999	249,937
Pfizer, Inc.	130,799	4,642,056
		14,685,317

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	689	80,613
Manpowergroup, Inc.	1,284	147,788
Nielsen Holdings plc	7,777	247,231
Robert Half International, Inc.	2,026	117,285
Verisk Analytics, Inc. (b)	1,778	184,912
		777,829

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (b)	2,754	130,044
Jones Lang LaSalle, Inc.	236	41,215
Realogy Holdings Corp. (a)	2,711	73,956
		245,215

Road & Rail - 1.5%
AMERCO	123	42,447
Genesee & Wyoming, Inc., Class A (b)	2,190	155,030
Kansas City Southern	1,543	169,499
Knight-Swift Transportation Holdings, Inc.	4,331	199,270
Norfolk Southern Corp.	5,549	753,443
Ryder System, Inc.	1,728	125,781
Schneider National, Inc., Class B (a)	4,067	105,986
Union Pacific Corp.	12,633	1,698,254
		3,249,710

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	3,226	293,985
Cree, Inc. (a)(b)	1,002	40,391
Cypress Semiconductor Corp. (a)	2,092	35,480
First Solar, Inc. (b)	1,655	117,472
Intel Corp.	94,850	4,939,788

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Marvell Technology Group Ltd.	3,178	66,738
Maxim Integrated Products, Inc.	2,074	124,896
ON Semiconductor Corp. (b)	4,471	109,361
Xilinx, Inc.	1,975	142,674
		5,870,785

Software - 4.0%
Autodesk, Inc. (b)	1,975	248,021
CA, Inc.	5,963	202,146
Microsoft Corp.	68,831	6,282,205
Nuance Communications, Inc. (b)	2,881	45,376
Oracle Corp.	34,879	1,595,714
SS&C Technologies Holdings, Inc.	1,364	73,165
Symantec Corp.	4,625	119,556
		8,566,183

Specialty Retail - 1.3%
Advance Auto Parts, Inc.	1,598	189,443
AutoNation, Inc. (b)	1,100	51,458
Bed Bath & Beyond, Inc.	3,148	66,076
Best Buy Co., Inc.	5,364	375,426
Camping World Holdings, Inc., Class A	962	31,024
CarMax, Inc. (b)	1,754	108,643
Dick's Sporting Goods, Inc. (a)	2,191	76,794
Foot Locker, Inc.	2,727	124,188
Gap, Inc. (The)	4,814	150,197
L Brands, Inc.	5,096	194,718
Lowe's Cos., Inc.	6,337	556,072
Michaels Cos., Inc. (The) (b)	1,132	22,312
Murphy USA, Inc. (b)	570	41,496
Penske Automotive Group, Inc.	729	32,317
Tiffany & Co.	1,401	136,822
TJX Cos., Inc. (The)	4,955	404,130
Tractor Supply Co.	1,199	75,561
Urban Outfitters, Inc. (b)	1,104	40,804
Williams-Sonoma, Inc.	1,753	92,488
		2,769,969

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	31,986	561,034
HP, Inc.	33,592	736,337
NCR Corp. (b)	2,306	72,685
NetApp, Inc.	2,074	127,945
Seagate Technology plc	5,726	335,086
Western Digital Corp.	3,354	309,474
Xerox Corp.	4,539	130,632
		2,273,193

18 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	197	15,057
Hanesbrands, Inc. (a)	8,204	151,118
Michael Kors Holdings Ltd. (b)	3,300	204,864
NIKE, Inc., Class B	10,423	692,504
PVH Corp.	939	142,193
Ralph Lauren Corp.	1,781	199,116
Skechers U.S.A., Inc., Class A (b)	970	37,723
Tapestry, Inc.	5,887	309,715
Under Armour, Inc., Class A (a)(b)	5,050	82,567
VF Corp.	4,473	331,539
		2,166,396

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (b)	1,063	45,241
MGIC Investment Corp. (b)	9,868	128,284
New York Community Bancorp, Inc.	13,923	181,417
Radian Group, Inc.	5,779	110,032
TFS Financial Corp.	2,077	30,511
Washington Federal, Inc.	2,352	81,379
		576,864

Trading Companies & Distributors - 0.5%
Air Lease Corp.	3,512	149,682
Beacon Roofing Supply, Inc. (b)	617	32,744
Fastenal Co.	4,836	263,997
MSC Industrial Direct Co., Inc., Class A	969	88,867
Triton International Ltd.	977	29,896
Univar, Inc. (b)	2,780	77,145
W.W. Grainger, Inc.	1,130	318,965
WESCO International, Inc. (b)	1,523	94,502
		1,055,798

Transportation Infrastructure - 0.0% (c)
Macquarie Infrastructure Corp. (a)	2,556	94,393

Water Utilities - 0.4%
American Water Works Co., Inc.	7,244	594,949
Aqua America, Inc.	7,629	259,844
		854,793

Wireless Telecommunication Services - 0.0% (c)
Telephone & Data Systems, Inc.	1,877	52,613
United States Cellular Corp. (b)	549	22,064
		74,677

Total Common Stocks (Cost $199,681,544)		215,910,118

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	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	743,981	743,981

Total Time Deposit (Cost $743,981)		743,981

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio	1,037,000	1,037,000

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,037,000)		1,037,000

TOTAL INVESTMENTS (Cost $201,462,525) - 100.4%		217,691,099
Other assets and liabilities, net - (0.4%)		(902,657)
NET ASSETS - 100.0%		216,788,442

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $5,431,185.
(b) Non-income producing security.
(c) Amount is less than 0.05%.
See notes to financial statements.

20 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $201,462,525) - including $5,431,185 of securities on loan	$217,691,099
Cash	91,075
Receivable for capital shares sold	1,340,035
Dividends and interest receivable	283,758
Securities lending income receivable	1,544
Receivable from affiliate	41,280
Directors' deferred compensation plan	59,491
Other assets	1,569
Total assets	219,509,851

LIABILITIES
Payable for investments purchased	1,450,311
Payable for capital shares redeemed	67,894
Deposits for securities loaned	1,037,000
Payable to affiliates:
Investment advisory fee	27,370
Administrative fee	21,896
Distribution and service fees	9,031
Sub-transfer agency fee	1,557
Directors' deferred compensation plan	59,491
Accrued expenses	46,859
Total liabilities	2,721,409
NET ASSETS	$216,788,442

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$200,370,708
Accumulated undistributed net investment income	979,960
Accumulated net realized loss	(790,800)
Net unrealized appreciation	16,228,574
Total	$216,788,442

NET ASSET VALUE PER SHARE
Class A (based on net assets of $42,708,831 and 1,908,147 shares outstanding)	$22.38
Class I (based on net assets of $174,079,611 and 7,745,033 shares outstanding)	$22.48

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$23.50
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $862)	$1,927,753
Interest income	660
Securities lending income, net	6,537
Total investment income	1,934,950

EXPENSES
Investment advisory fee	121,127
Administrative fee	96,843
Distribution and service fees:
Class A	44,327
Class C	2,120
Directors' fees and expenses	1,752
Custodian fees	31,404
Transfer agency fees and expenses	26,201
Accounting fees	19,284
Professional fees	15,760
Registration fees	32,227
Reports to shareholders	11,433
Miscellaneous	9,338
Total expenses	411,816
Waiver and/or reimbursement of expenses by affiliate	(161,803)
Reimbursement of expenses-other	(1,569)
Net expenses	248,444
Net investment income	1,686,506

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities	450,698

Net change in unrealized appreciation (depreciation) on investment securities	1,288,079

Net realized and unrealized gain	1,738,777

Net increase in net assets resulting from operations	$3,425,283

See notes to financial statements.

22 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$1,686,506	$2,583,858
Net realized gain	450,698	7,378,397
Net change in unrealized appreciation (depreciation)	1,288,079	7,938,874
Net increase in net assets resulting from operations	3,425,283	17,901,129

Distributions to shareholders from:
Net investment income:
Class A shares	(504,738)	(411,874)
Class C shares	—	(7,433)
Class I shares	(1,783,698)	(1,611,803)
Class Y shares	—	(123,770)
Net realized gain:
Class A shares	(1,693,304)	(63,107)
Class C shares	—	(1,357)
Class I shares	(5,247,955)	(208,717)
Class Y shares	—	(16,172)
Total distributions to shareholders	(9,229,695)	(2,444,233)

Capital share transactions:
Class A shares	10,655,488	7,289,279
Class C shares (a)	(1,096,243)	577,018
Class I shares	94,275,721	7,846,089
Class Y shares (a)	(15,194,355)	(882,919)
Net increase in net assets from capital share transactions	88,640,611	14,829,467

TOTAL INCREASE IN NET ASSETS	82,836,199	30,286,363

NET ASSETS
Beginning of period	133,952,243	103,665,880
End of period (including accumulated undistributed net investment income of $979,960 and $1,581,890, respectively)	$216,788,442	$133,952,243

(a) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

See notes to financial statements.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,			Period Ended September 30,
CLASS A SHARES			2017	2016		2015 (a)
Net asset value, beginning	$23.02		$20.10	$17.85		$20.00
Income from investment operations:
Net investment income (b)	0.21		0.46	0.38		0.09
Net realized and unrealized gain (loss)	0.66		2.87	1.98		(2.24)
Total from investment operations	0.87		3.33	2.36		(2.15)
Distributions from:
Net investment income	(0.35)		(0.35)	(0.11)		—
Net realized gain	(1.16)		(0.06)	—	(c)	—
Total distributions	(1.51)		(0.41)	(0.11)		—
Total increase (decrease) in net asset value	(0.64)		2.92	2.25		(2.15)
Net asset value, ending	$22.38		$23.02	$20.10		$17.85
Total return (d)	3.65%	(e)	16.72%	13.24%		(10.75%)	(e)
Ratios to average net assets: (f)
Total expenses	0.70%	(g)	0.84%	0.85%		7.30%	(g)
Net expenses	0.57%	(g)	0.57%	0.57%		0.57%	(g)
Net investment income	1.79%	(g)	2.09%	2.04%		1.79%	(g)
Portfolio turnover	17%	(e)	73%	53%		3%	(e)
Net assets, ending (in thousands)	$42,709		$33,233	$22,309		$3,547

(a) From June 19, 2015 inception.
(b) Computed using average shares outstanding.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

24 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,			Period Ended September 30,
CLASS I SHARES			2017	2016		2015 (a)
Net asset value, beginning	$23.12		$20.18	$17.87		$20.00
Income from investment operations:
Net investment income (b)	0.25		0.53	0.45		0.11
Net realized and unrealized gain (loss)	0.66		2.89	1.97		(2.24)
Total from investment operations	0.91		3.42	2.42		(2.13)
Distributions from:
Net investment income	(0.39)		(0.42)	(0.11)		—
Net realized gain	(1.16)		(0.06)	—	(c)	—
Total distributions	(1.55)		(0.48)	(0.11)		—
Total increase (decrease) in net asset value	(0.64)		2.94	2.31		(2.13)
Net asset value, ending	$22.48		$23.12	$20.18		$17.87
Total return (d)	3.85%	(e)	17.15%	13.60%		(10.65%)	(e)
Ratios to average net assets: (f)
Total expenses	0.45%	(g)	0.46%	0.47%		6.88%	(g)
Net expenses	0.22%	(g)	0.22%	0.22%		0.22%	(g)
Net investment income	2.17%	(g)	2.43%	2.38%		2.09%	(g)
Portfolio turnover	17%	(e)	73%	53%		3%	(e)
Net assets, ending (in thousands)	$174,080		$85,240	$67,315		$2,144

(a) From June 19, 2015 inception.
(b) Computed using average shares outstanding.
(c) Amount is less than $0.005.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class C and Class Y shares. At the close of business on December 8, 2017, Class C shares were converted to Class A shares and Class Y shares converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.

26 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$215,910,118	(1)	$—	$—	$215,910,118
Time Deposit	—		743,981	—	743,981
Short Term Investment of Cash Collateral for Securities Loaned	1,037,000		—	—	1,037,000
Total Investments	$216,947,118		$743,981	$—	$217,691,099

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

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E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $121,127.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57% and 0.22% for Class A and Class I, respectively, and prior to the close of business on December 8, 2017, 1.32% and 0.32% for Class C and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $104,438.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class C and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived the administrative fee through January 31, 2018. For the six months ended March 31, 2018, CRM was paid administrative fees of $96,843, of which $57,365 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $44,327 and $2,120 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,350 as its portion of the sales charge on sales of Class A shares and $102 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $2,261 and are included in transfer agency fees and expenses on the Statement of Operations.

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Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser, and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,569, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $108,939,223 and $27,290,245, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$202,625,523
Gross unrealized appreciation	$19,261,071
Gross unrealized depreciation	(4,195,495)
Net unrealized appreciation (depreciation)	$15,065,576
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan was $5,431,185 and the total value of collateral received was $5,496,767, comprised of cash of $1,037,000 and U.S. Government and/or agencies securities of $4,459,767.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,496,767	$—	$—	$—	$5,496,767
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	634,046	$14,558,008	759,716	$16,617,916
Reinvestment of distributions	95,047	2,163,267	21,348	459,370
Shares redeemed	(312,668)	(7,224,555)	(447,464)	(9,788,007)
Conversion from Class C	47,995	1,158,768	—	—
Net increase	464,420	$10,655,488	333,600	$7,289,279

Class C (1)
Shares sold	4,467	$103,068	34,615	$741,602
Reinvestment of distributions	—	—	393	8,404
Shares redeemed	(1,744)	(40,543)	(7,952)	(172,988)
Conversion to Class A	(48,587)	(1,158,768)	—	—
Net increase (decrease)	(45,864)	($1,096,243)	27,056	$577,018

Class I
Shares sold	3,513,031	$81,093,341	2,003,087	$43,908,877
Reinvestment of distributions	288,601	6,588,758	84,223	1,815,332
Shares redeemed	(424,305)	(9,906,423)	(1,735,885)	(37,878,120)
Conversion from Class Y	680,109	16,500,045	—	—
Net increase	4,057,436	$94,275,721	351,425	$7,846,089

Class Y (1)
Shares sold	87,105	$2,042,976	547,783	$11,927,658
Reinvestment of distributions	—	—	6,427	138,442
Shares redeemed	(31,240)	(737,286)	(607,131)	(12,949,019)
Conversion to Class I	(681,029)	(16,500,045)	—	—
Net decrease	(625,164)	($15,194,355)	(52,921)	($882,919)

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At March 31, 2018, Calvert Moderate Allocation Fund owned 12.4% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Value Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-year period ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe and its Lipper benchmark index for the one-year period ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert US Large-Cap Value Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert US Large-Cap Value Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

36 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24192 3.31.2018

Calvert US Mid-Cap Core Responsible Index Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
34	Board of Directors’ Contract Approval
37	Officers and Directors
38	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	6.26%	11.94%	—%	12.37%
Class A with 4.75% Maximum Sales Charge	—	—	1.21	6.61	—	10.13
Class I at NAV	10/30/2015	10/30/2015	6.46	12.31	—	12.77

Calvert US Mid-Cap Core Responsible Index	—	—	6.71%	12.77%	—%	13.25%
Russell Midcap® Index	—	—	5.58	12.20	12.08	11.80

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.53%	0.87%
Net					0.57	0.22

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	20.0%	National Oilwell Varco, Inc.	1.1%
Industrials	16.8%	Consolidated Edison, Inc.	0.9%
Consumer Discretionary	15.7%	Xcel Energy, Inc.	0.8%
Financials	15.2%	Nucor Corp.	0.8%
Health Care	11.4%	WestRock Co.	0.7%
Materials	6.4%	Eversource Energy	0.6%
Utilities	5.9%	Eastman Chemical Co.	0.6%
Consumer Staples	5.4%	Ball Corp.	0.6%
Energy	1.8%	Roper Technologies, Inc.	0.5%
Time Deposit	0.5%	American Water Works Co., Inc.	0.5%
Real Estate	0.5%	Total	7.1%
Telecommunication Services	0.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Calvert US Mid-Cap Core Responsible Index is composed of common stocks of mid-sized companies domiciled in the United States that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Important Notice to Shareholders
Effective February 1, 2018, the Fund is managed by Thomas C. Seto, Christopher Madden and Jade Huang.

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,062.60	$2.93**	0.57%
Class I	$1,000.00	$1,064.60	$1.13**	0.22%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.09	$2.87**	0.57%
Class I	$1,000.00	$1,023.84	$1.11**	0.22%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.7%
Aerospace & Defense - 1.0%
Harris Corp.	1,305	210,470
HEICO Corp.	905	78,563
Hexcel Corp.	1,113	71,889
Rockwell Collins, Inc.	1,889	254,732
		615,654

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,697	159,026
Expeditors International of Washington, Inc.	1,973	124,891
		283,917

Airlines - 1.2%
Alaska Air Group, Inc.	1,507	93,374
American Airlines Group, Inc.	5,335	277,207
JetBlue Airways Corp. (a)	3,832	77,866
Spirit Airlines, Inc. (a)(b)	821	31,017
United Continental Holdings, Inc. (a)	3,297	229,043
		708,507

Auto Components - 1.0%
Aptiv plc	2,885	245,139
BorgWarner, Inc.	2,179	109,451
Gentex Corp.	3,297	75,897
Goodyear Tire & Rubber Co. (The)	2,495	66,317
LCI Industries	268	27,912
Tenneco, Inc.	606	33,251
Visteon Corp. (a)	341	37,592
		595,559

Automobiles - 0.2%
Harley-Davidson, Inc.	1,770	75,898
Thor Industries, Inc.	531	61,155
		137,053

Banks - 5.7%
Associated Banc-Corp.	1,551	38,542
Bank of Hawaii Corp.	455	37,810
Bank of the Ozarks, Inc. (b)	1,157	55,848
BankUnited, Inc.	1,016	40,620
BOK Financial Corp.	234	23,164
Cathay General Bancorp	763	30,505

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Chemical Financial Corp.	744	40,682
CIT Group, Inc.	1,257	64,735
Citizens Financial Group, Inc.	4,765	200,035
Comerica, Inc.	1,676	160,779
Commerce Bancshares, Inc.	1,047	62,726
Cullen/Frost Bankers, Inc.	571	60,566
East West Bancorp, Inc.	1,458	91,183
Fifth Third Bancorp	6,812	216,281
First Citizens BancShares, Inc., Class A	66	27,274
First Hawaiian, Inc.	566	15,752
First Horizon National Corp.	3,211	60,463
First Republic Bank	1,547	143,268
FNB Corp.	3,257	43,807
Fulton Financial Corp.	1,683	29,873
Hancock Holding Co.	886	45,806
Home BancShares, Inc.	1,577	35,971
Huntington Bancshares, Inc.	10,978	165,768
IBERIABANK Corp.	507	39,546
Investors Bancorp, Inc.	2,620	35,737
KeyCorp	10,475	204,786
M&T Bank Corp.	1,386	255,523
MB Financial, Inc.	801	32,424
PacWest Bancorp	1,211	59,981
People's United Financial, Inc.	3,201	59,731
Pinnacle Financial Partners, Inc.	784	50,333
Popular, Inc.	1,045	43,493
Prosperity Bancshares, Inc.	627	45,539
Regions Financial Corp.	11,102	206,275
Signature Bank (a)	520	73,814
Sterling Bancorp	2,073	46,746
SVB Financial Group (a)	523	125,525
Synovus Financial Corp.	1,076	53,735
Texas Capital Bancshares, Inc. (a)	519	46,658
UMB Financial Corp.	433	31,345
Umpqua Holdings Corp.	2,214	47,402
United Bankshares, Inc.	941	33,170
Valley National Bancorp (b)	2,964	36,931
Webster Financial Corp.	824	45,650
Western Alliance Bancorp (a)	1,002	58,226
Wintrust Financial Corp.	572	49,221
Zions Bancorporation	1,900	100,187
		3,473,436

Beverages - 0.4%
Dr Pepper Snapple Group, Inc.	2,226	263,514

6 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,387	31,166
Alexion Pharmaceuticals, Inc. (a)	2,276	253,683
Alkermes plc (a)	1,579	91,519
Alnylam Pharmaceuticals, Inc. (a)	907	108,024
BioMarin Pharmaceutical, Inc. (a)	1,822	147,709
Bluebird Bio, Inc. (a)(b)	519	88,619
Exelixis, Inc. (a)	3,020	66,893
FibroGen, Inc. (a)	784	36,221
Incyte Corp. (a)	2,132	177,660
Ionis Pharmaceuticals, Inc. (a)(b)	1,292	56,951
Portola Pharmaceuticals, Inc. (a)(b)	686	22,405
Puma Biotechnology, Inc. (a)(b)	311	21,164
Sage Therapeutics, Inc. (a)	463	74,575
Sarepta Therapeutics, Inc. (a)(b)	637	47,195
Seattle Genetics, Inc. (a)(b)	1,540	80,604
TESARO, Inc. (a)(b)	374	21,370
United Therapeutics Corp. (a)	449	50,450
		1,376,208

Building Products - 0.9%
Allegion plc	1,124	95,866
Fortune Brands Home & Security, Inc.	1,814	106,827
Masco Corp.	3,753	151,771
Owens Corning	1,288	103,555
Trex Co., Inc. (a)	340	36,982
USG Corp. (a)	1,270	51,333
		546,334

Capital Markets - 3.9%
Affiliated Managers Group, Inc.	558	105,786
Ameriprise Financial, Inc.	1,445	213,773
BGC Partners, Inc., Class A	2,301	30,948
Cboe Global Markets, Inc.	1,112	126,879
E*Trade Financial Corp. (a)	2,691	149,108
Evercore, Inc., Class A	377	32,874
Federated Investors, Inc., Class B (b)	960	32,064
Franklin Resources, Inc.	3,231	112,051
Interactive Brokers Group, Inc., Class A	3,870	260,219
Invesco Ltd.	4,097	131,145
Legg Mason, Inc.	903	36,707
LPL Financial Holdings, Inc.	894	54,597
MarketAxess Holdings, Inc.	364	79,148
Morningstar, Inc.	245	23,402
MSCI, Inc.	878	131,235
Nasdaq, Inc.	1,195	103,033
Northern Trust Corp.	2,222	229,155

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Raymond James Financial, Inc.	1,336	119,452
SEI Investments Co.	1,318	98,731
Stifel Financial Corp.	694	41,106
T. Rowe Price Group, Inc.	2,415	260,748
		2,372,161

Chemicals - 1.8%
Axalta Coating Systems Ltd. (a)	5,819	175,676
Eastman Chemical Co.	3,530	372,697
International Flavors & Fragrances, Inc.	1,924	263,415
Mosaic Co. (The)	8,603	208,881
Sensient Technologies Corp.	1,082	76,367
		1,097,036

Commercial Services & Supplies - 1.4%
ASGN, Inc. (a)	545	44,625
Cintas Corp.	1,010	172,286
Copart, Inc. (a)	2,465	125,542
Deluxe Corp.	519	38,411
Healthcare Services Group, Inc.	916	39,828
KAR Auction Services, Inc.	1,605	86,991
MSA Safety, Inc.	388	32,297
Republic Services, Inc.	3,791	251,078
UniFirst Corp.	193	31,198
		822,256

Communications Equipment - 1.5%
Arista Networks, Inc. (a)	506	129,182
ARRIS International plc (a)	1,678	44,584
Ciena Corp. (a)	1,364	35,328
CommScope Holding Co., Inc. (a)	1,940	77,542
EchoStar Corp., Class A (a)	651	34,353
F5 Networks, Inc. (a)	660	95,442
Juniper Networks, Inc.	3,714	90,362
Lumentum Holdings, Inc. (a)	661	42,172
Motorola Solutions, Inc.	1,649	173,640
NetScout Systems, Inc. (a)	717	18,893
Palo Alto Networks, Inc. (a)	903	163,912
Ubiquiti Networks, Inc. (a)(b)	205	14,104
		919,514

Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	302	32,504
EMCOR Group, Inc.	756	58,915
Quanta Services, Inc. (a)	1,629	55,956
Valmont Industries, Inc.	283	41,403
		188,778

8 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Consumer Finance - 0.8%
Ally Financial, Inc.	4,324	117,397
Credit Acceptance Corp. (a)(b)	134	44,275
Discover Financial Services	3,513	252,690
OneMain Holdings, Inc. (a)	734	21,976
SLM Corp. (a)	4,544	50,938
		487,276

Containers & Packaging - 3.1%
AptarGroup, Inc.	1,513	135,913
Avery Dennison Corp.	2,148	228,225
Ball Corp.	8,513	338,051
Berry Global Group, Inc. (a)	3,166	173,528
Crown Holdings, Inc. (a)	3,185	161,639
Greif, Inc., Class A	1,071	55,960
Owens-Illinois, Inc. (a)	3,994	86,510
Sealed Air Corp. (b)	4,154	177,750
Sonoco Products Co.	2,423	117,515
WestRock Co.	6,256	401,448
		1,876,539

Distributors - 0.5%
Genuine Parts Co.	1,532	137,635
LKQ Corp. (a)	3,273	124,210
Pool Corp.	416	60,828
		322,673

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	607	60,530
Graham Holdings Co., Class B	61	36,737
Grand Canyon Education, Inc. (a)	494	51,831
H&R Block, Inc.	2,201	55,927
Service Corp. International	2,069	78,084
ServiceMaster Global Holdings, Inc. (a)	1,502	76,377
		359,486

Diversified Financial Services - 0.2%
Voya Financial, Inc.	1,720	86,860

Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	9,760	160,357
Zayo Group Holdings, Inc. (a)	2,060	70,369
		230,726

Electric Utilities - 1.9%
Alliant Energy Corp.	5,244	214,270
Eversource Energy	6,609	389,402

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Portland General Electric Co.	1,905	77,171
Xcel Energy, Inc.	10,747	488,774
		1,169,617

Electrical Equipment - 1.3%
Acuity Brands, Inc. (b)	463	64,445
AMETEK, Inc.	2,633	200,029
EnerSys	421	29,205
Hubbell, Inc.	644	78,426
Regal-Beloit Corp.	563	41,296
Rockwell Automation, Inc.	1,464	255,029
Sensata Technologies Holding plc (a)	2,021	104,748
		773,178

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc. (a)	913	70,319
Avnet, Inc.	1,192	49,778
CDW Corp.	1,503	105,676
Coherent, Inc. (a)	246	46,100
Dolby Laboratories, Inc., Class A	1,058	67,247
FLIR Systems, Inc.	1,484	74,215
IPG Photonics Corp. (a)	372	86,817
Jabil, Inc.	1,626	46,715
Keysight Technologies, Inc. (a)	1,923	100,746
National Instruments Corp.	1,164	58,864
SYNNEX Corp.	293	34,691
Tech Data Corp. (a)	362	30,817
Trimble, Inc. (a)	2,580	92,570
Universal Display Corp.	448	45,248
Zebra Technologies Corp., Class A (a)	541	75,302
		985,105

Energy Equipment & Services - 1.8%
Core Laboratories NV (b)	2,034	220,119
National Oilwell Varco, Inc.	17,418	641,157
US Silica Holdings, Inc. (b)	3,601	91,897
Weatherford International plc (a)(b)	45,730	104,722
		1,057,895

Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	476	52,251
Kroger Co. (The)	11,032	264,106
Performance Food Group Co. (a)	1,334	39,820
PriceSmart, Inc. (b)	259	21,639
Sprouts Farmers Market, Inc. (a)	1,535	36,026
US Foods Holding Corp. (a)	2,571	84,252
		498,094

10 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Food Products - 3.3%
B&G Foods, Inc. (b)	816	19,339
Blue Buffalo Pet Products, Inc. (a)	2,187	87,064
Bunge Ltd.	1,772	131,022
Campbell Soup Co. (b)	2,292	99,267
Conagra Brands, Inc.	5,200	191,776
Flowers Foods, Inc.	2,340	51,152
Hain Celestial Group, Inc. (The) (a)	1,273	40,825
Hershey Co. (The)	2,478	245,223
Hormel Foods Corp. (b)	3,483	119,537
Ingredion, Inc.	855	110,227
J. M. Smucker Co. (The)	1,376	170,638
Kellogg Co. (b)	4,313	280,388
Lamb Weston Holdings, Inc.	1,872	108,988
Lancaster Colony Corp.	210	25,859
McCormick & Co., Inc.	1,573	167,351
Pinnacle Foods, Inc.	1,549	83,801
Post Holdings, Inc. (a)	801	60,684
TreeHouse Foods, Inc. (a)	750	28,702
		2,021,843

Gas Utilities - 1.2%
Atmos Energy Corp.	2,308	194,426
New Jersey Resources Corp.	2,103	84,330
ONE Gas, Inc.	988	65,228
Southwest Gas Holdings, Inc.	1,250	84,537
Spire, Inc.	955	69,047
UGI Corp.	3,731	165,731
WGL Holdings, Inc.	1,070	89,505
		752,804

Health Care Equipment & Supplies - 3.5%
ABIOMED, Inc. (a)	440	128,036
Align Technology, Inc. (a)	751	188,599
Cantel Medical Corp.	401	44,675
Cooper Cos., Inc. (The)	492	112,575
DENTSPLY SIRONA, Inc.	2,479	124,719
DexCom, Inc. (a)	896	66,447
Edwards Lifesciences Corp. (a)	2,150	299,968
Globus Medical, Inc., Class A (a)	1,048	52,211
Hill-Rom Holdings, Inc.	649	56,463
Hologic, Inc. (a)	2,855	106,663
ICU Medical, Inc. (a)	171	43,160
IDEXX Laboratories, Inc. (a)	894	171,103
Insulet Corp. (a)	572	49,581
Masimo Corp. (a)	463	40,721
Neogen Corp. (a)	501	33,562

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NuVasive, Inc. (a)	545	28,454
Penumbra, Inc. (a)(b)	330	38,165
ResMed, Inc.	1,471	144,849
STERIS plc	925	86,358
Teleflex, Inc.	457	116,526
Varian Medical Systems, Inc. (a)	948	116,272
West Pharmaceutical Services, Inc.	729	64,363
		2,113,470

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(b)	907	35,536
AmerisourceBergen Corp.	1,667	143,712
Cardinal Health, Inc.	3,287	206,029
Centene Corp. (a)	1,748	186,809
Chemed Corp.	179	48,842
DaVita, Inc. (a)	1,840	121,330
Encompass Health Corp.	1,009	57,684
Envision Healthcare Corp. (a)	1,179	45,309
Henry Schein, Inc. (a)	1,574	105,788
Laboratory Corp. of America Holdings (a)	1,039	168,058
Mednax, Inc. (a)	992	55,185
Molina Healthcare, Inc. (a)(b)	581	47,166
Patterson Cos., Inc. (b)	938	20,852
Premier, Inc., Class A (a)(b)	1,199	37,541
Quest Diagnostics, Inc.	1,410	141,423
WellCare Health Plans, Inc. (a)	466	90,232
		1,511,496

Health Care Technology - 0.6%
athenahealth, Inc. (a)	398	56,926
Cerner Corp. (a)	3,072	178,176
Cotiviti Holdings, Inc. (a)	409	14,086
Medidata Solutions, Inc. (a)	568	35,676
Veeva Systems, Inc., Class A (a)	1,422	103,834
		388,698

Hotels, Restaurants & Leisure - 2.9%
Aramark	2,698	106,733
Chipotle Mexican Grill, Inc. (a)(b)	291	94,025
Choice Hotels International, Inc.	494	39,594
Cracker Barrel Old Country Store, Inc. (b)	276	43,939
Darden Restaurants, Inc.	1,377	117,389
Domino's Pizza, Inc.	486	113,510
Dunkin' Brands Group, Inc. (b)	920	54,915
Hilton Grand Vacations, Inc. (a)	921	39,621
Hilton Worldwide Holdings, Inc.	3,172	249,827
Hyatt Hotels Corp., Class A	1,139	86,860

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
ILG, Inc.	1,227	38,172
Jack in the Box, Inc.	325	27,732
Marriott Vacations Worldwide Corp.	257	34,232
Royal Caribbean Cruises Ltd.	1,856	218,526
Six Flags Entertainment Corp.	814	50,680
Texas Roadhouse, Inc.	627	36,228
Vail Resorts, Inc.	441	97,770
Wendy's Co. (The)	2,110	37,031
Wyndham Worldwide Corp.	1,107	126,674
Yum China Holdings, Inc.	3,882	161,103
		1,774,561

Household Durables - 1.5%
Garmin Ltd.	1,257	74,075
Leggett & Platt, Inc.	1,459	64,721
Lennar Corp., Class A	2,963	174,639
Lennar Corp., Class B	1,575	75,112
Mohawk Industries, Inc. (a)	666	154,658
Newell Brands, Inc.	5,445	138,739
Tempur Sealy International, Inc. (a)(b)	499	22,600
Toll Brothers, Inc.	1,793	77,547
Tupperware Brands Corp.	503	24,335
Whirlpool Corp.	754	115,445
		921,871

Household Products - 0.6%
Church & Dwight Co., Inc.	3,066	154,404
Clorox Co. (The)	1,623	216,037
		370,441

Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc., Class C	3,752	63,784
Ormat Technologies, Inc.	1,024	57,733
		121,517

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	714	74,549
Roper Technologies, Inc.	1,167	327,565
		402,114

Insurance - 4.2%
Alleghany Corp.	152	93,395
American Financial Group, Inc.	733	82,257
Arch Capital Group Ltd. (a)	1,226	104,933
Arthur J. Gallagher & Co.	1,787	122,821
Assurant, Inc.	486	44,425
Assured Guaranty Ltd.	1,051	38,046

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Axis Capital Holdings Ltd.	782	45,020
Brown & Brown, Inc.	2,186	55,612
Cincinnati Financial Corp.	1,571	116,663
CNO Financial Group, Inc.	1,624	35,192
Enstar Group Ltd. (a)	120	25,230
Everest Re Group Ltd.	397	101,958
First American Financial Corp.	1,033	60,616
Hanover Insurance Group, Inc. (The)	415	48,924
Hartford Financial Services Group, Inc. (The)	3,525	181,608
Kemper Corp.	418	23,826
Lincoln National Corp.	2,220	162,193
Loews Corp.	2,583	128,453
Mercury General Corp.	322	14,770
Old Republic International Corp.	2,428	52,081
Primerica, Inc.	439	42,407
Principal Financial Group, Inc.	2,810	171,157
Reinsurance Group of America, Inc.	628	96,712
RenaissanceRe Holdings Ltd.	367	50,833
RLI Corp.	423	26,814
Torchmark Corp.	1,090	91,745
Unum Group	2,206	105,028
Validus Holdings Ltd.	821	55,376
White Mountains Insurance Group Ltd.	38	31,256
Willis Towers Watson plc	1,294	196,934
XL Group Ltd.	2,477	136,879
		2,543,164

Internet & Direct Marketing Retail - 0.5%
Expedia Group, Inc.	1,477	163,076
TripAdvisor, Inc. (a)(b)	1,188	48,577
Wayfair, Inc., Class A (a)(b)	917	61,925
		273,578

Internet Software & Services - 1.9%
2U, Inc. (a)	523	43,948
Akamai Technologies, Inc. (a)	1,664	118,111
GoDaddy, Inc., Class A (a)	1,505	92,437
GrubHub, Inc. (a)	898	91,120
IAC/InterActiveCorp (a)	816	127,606
j2 Global, Inc.	498	39,302
LogMeIn, Inc.	540	62,397
Match Group, Inc. (a)(b)	2,074	92,169
Nutanix, Inc., Class A (a)	1,448	71,111
Twitter, Inc. (a)	6,742	195,585

14 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
VeriSign, Inc. (a)(b)	935	110,854
Yelp, Inc. (a)	822	34,318
Zillow Group, Inc., Class C (a)	1,660	89,308
		1,168,266

IT Services - 4.6%
Alliance Data Systems Corp.	547	116,434
Amdocs Ltd.	1,448	96,611
Black Knight, Inc. (a)	1,165	54,872
Booz Allen Hamilton Holding Corp.	1,447	56,028
Broadridge Financial Solutions, Inc.	1,209	132,615
Conduent, Inc. (a)	2,062	38,436
CoreLogic, Inc. (a)	971	43,918
CSRA, Inc.	1,813	74,750
DST Systems, Inc.	651	54,456
DXC Technology Co.	2,891	290,632
EPAM Systems, Inc. (a)	478	54,741
Euronet Worldwide, Inc. (a)	530	41,828
First Data Corp., Class A (a)	8,435	134,960
FleetCor Technologies, Inc. (a)	911	184,477
Gartner, Inc. (a)	930	109,387
Genpact Ltd.	1,694	54,191
Jack Henry & Associates, Inc.	752	90,954
Leidos Holdings, Inc.	1,485	97,119
MAXIMUS, Inc.	693	46,251
Paychex, Inc.	3,273	201,584
Sabre Corp.	2,100	45,045
Science Applications International Corp.	489	38,533
Square, Inc., Class A (a)	3,827	188,288
Teradata Corp. (a)	1,234	48,953
Total System Services, Inc.	1,736	149,747
WEX, Inc. (a)	418	65,467
Worldplay, Inc., Class A (a)	3,162	260,043
		2,770,320

Leisure Products - 0.5%
Brunswick Corp.	941	55,886
Hasbro, Inc.	1,197	100,907
Mattel, Inc. (b)	3,829	50,352
Polaris Industries, Inc. (b)	656	75,125
		282,270

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	3,332	222,911
Bio-Rad Laboratories, Inc., Class A (a)	238	59,519
Bio-Techne Corp.	394	59,510
Bruker Corp.	1,013	30,309

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Charles River Laboratories International, Inc. (a)	466	49,741
IQVIA Holdings, Inc. (a)	1,695	166,296
Mettler-Toledo International, Inc. (a)	260	149,508
PerkinElmer, Inc.	1,152	87,229
PRA Health Sciences, Inc. (a)	522	43,305
Syneos Health, Inc. (a)	511	18,140
Waters Corp. (a)	784	155,742
		1,042,210

Machinery - 6.1%
AGCO Corp.	722	46,822
Allison Transmission Holdings, Inc.	1,565	61,129
Barnes Group, Inc.	588	35,215
Colfax Corp. (a)	1,005	32,059
Crane Co.	634	58,797
Cummins, Inc.	1,897	307,485
Donaldson Co., Inc.	1,532	69,017
Dover Corp.	1,781	174,930
Flowserve Corp.	1,540	66,728
Fortive Corp.	3,579	277,444
Gardner Denver Holdings, Inc. (a)	922	28,287
Graco, Inc.	1,902	86,959
IDEX Corp.	888	126,549
Ingersoll-Rand plc	2,920	249,689
ITT, Inc.	1,051	51,478
John Bean Technologies Corp.	342	38,783
Kennametal, Inc.	929	37,309
Lincoln Electric Holdings, Inc.	688	61,886
Middleby Corp. (The) (a)	643	79,597
Navistar International Corp. (a)	1,002	35,040
Nordson Corp.	567	77,305
Oshkosh Corp.	841	64,984
PACCAR, Inc.	4,108	271,826
Parker-Hannifin Corp.	1,532	262,018
Pentair plc	2,028	138,168
RBC Bearings, Inc. (a)	246	30,553
Snap-on, Inc.	648	95,606
Stanley Black & Decker, Inc.	1,753	268,559
Terex Corp.	956	35,764
Timken Co. (The)	763	34,793
Toro Co. (The)	1,215	75,877
WABCO Holdings, Inc. (a)	600	80,322
Wabtec Corp. (b)	1,004	81,726
Woodward, Inc.	700	50,162
Xylem, Inc.	2,181	167,762
		3,660,628

16 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Media - 2.7%
Altice USA, Inc., Class A (a)(b)	3,699	68,358
AMC Networks, Inc., Class A (a)	539	27,866
Cable One, Inc.	50	34,356
CBS Corp., Class B	4,054	208,335
Cinemark Holdings, Inc. (b)	1,101	41,475
Discovery Communications, Inc., Class A (a)(b)	4,833	103,571
DISH Network Corp., Class A (a)	4,987	188,957
Interpublic Group of Cos., Inc. (The)	4,285	98,684
John Wiley & Sons, Inc., Class A	484	30,831
Liberty Broadband Corp., Class C (a)	1,618	138,646
Lions Gate Entertainment Corp., Class A (b)	1,510	39,003
Live Nation Entertainment, Inc. (a)	1,521	64,095
Madison Square Garden Co. (The), Class A (a)	210	51,618
Omnicom Group, Inc.	2,502	181,820
Sinclair Broadcast Group, Inc., Class A (b)	1,110	34,743
Sirius XM Holdings, Inc. (b)	15,059	93,968
TEGNA, Inc.	2,620	29,842
Tribune Media Co., Class A	897	36,338
Viacom, Inc., Class B	4,373	135,825
		1,608,331

Metals & Mining - 1.5%
Nucor Corp.	7,869	480,717
Reliance Steel & Aluminum Co.	1,730	148,330
Steel Dynamics, Inc.	5,472	241,972
Worthington Industries, Inc.	1,113	47,770
		918,789

Multi-Utilities - 1.8%
Avista Corp.	1,310	67,137
CenterPoint Energy, Inc.	9,002	246,655
CMS Energy Corp.	5,885	266,532
Consolidated Edison, Inc.	6,647	518,067
		1,098,391

Multiline Retail - 0.9%
Dollar General Corp.	2,902	271,482
Kohl's Corp.	1,793	117,459
Macy's, Inc.	3,382	100,581
Nordstrom, Inc.	1,327	64,240
		553,762

Personal Products - 0.2%
Coty, Inc., Class A (b)	5,550	101,565
Edgewell Personal Care Co. (a)	648	31,635
		133,200

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pharmaceuticals - 0.8%
Akorn, Inc. (a)	1,124	21,030
Catalent, Inc. (a)	1,332	54,692
Jazz Pharmaceuticals plc (a)	624	94,218
Nektar Therapeutics (a)	1,652	175,542
Perrigo Co. plc	1,357	113,092
		458,574

Professional Services - 1.3%
CoStar Group, Inc. (a)	404	146,523
Dun & Bradstreet Corp. (The)	483	56,511
Manpowergroup, Inc.	757	87,131
Nielsen Holdings plc	4,042	128,495
Robert Half International, Inc.	1,458	84,404
TransUnion (a)	2,062	117,080
Verisk Analytics, Inc. (a)	1,832	190,528
		810,672

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (a)	3,647	172,211
Jones Lang LaSalle, Inc.	528	92,210
Realogy Holdings Corp. (b)	1,523	41,548
		305,969

Road & Rail - 0.9%
AMERCO	100	34,510
Genesee & Wyoming, Inc., Class A (a)	730	51,677
Kansas City Southern	1,226	134,676
Knight-Swift Transportation Holdings, Inc.	1,490	68,555
Landstar System, Inc.	471	51,645
Old Dominion Freight Line, Inc.	772	113,461
Ryder System, Inc.	567	41,272
Schneider National, Inc., Class B (b)	1,403	36,562
		532,358

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	434	27,733
Advanced Micro Devices, Inc. (a)(b)	8,976	90,209
Cavium, Inc. (a)	741	58,821
Cirrus Logic, Inc. (a)	667	27,100
Cree, Inc. (a)	1,001	40,350
Cypress Semiconductor Corp. (b)	3,375	57,240
Entegris, Inc.	1,422	49,486
First Solar, Inc. (a)	799	56,713
Integrated Device Technology, Inc. (a)	1,372	41,928
KLA-Tencor Corp.	1,593	173,653
Marvell Technology Group Ltd.	4,744	99,624

18 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Maxim Integrated Products, Inc.	2,849	171,567
Microchip Technology, Inc. (b)	2,399	219,173
MKS Instruments, Inc.	540	62,451
Monolithic Power Systems, Inc.	404	46,771
ON Semiconductor Corp. (a)	4,193	102,561
Qorvo, Inc. (a)	1,305	91,937
Silicon Laboratories, Inc. (a)	375	33,712
Skyworks Solutions, Inc.	1,821	182,573
Teradyne, Inc.	2,055	93,934
Versum Materials, Inc.	1,085	40,828
Xilinx, Inc.	2,569	185,585
		1,953,949

Software - 5.4%
ANSYS, Inc. (a)	881	138,044
Aspen Technology, Inc. (a)	748	59,010
Autodesk, Inc. (a)	2,210	277,532
Blackbaud, Inc.	474	48,258
CA, Inc.	3,316	112,412
Cadence Design Systems, Inc. (a)	2,853	104,905
CDK Global, Inc.	1,426	90,323
Citrix Systems, Inc. (a)	1,384	128,435
Ellie Mae, Inc. (a)(b)	363	33,374
Fair Isaac Corp. (a)	289	48,948
Fortinet, Inc. (a)	1,459	78,173
Guidewire Software, Inc. (a)	759	61,350
Manhattan Associates, Inc. (a)	703	29,442
Nuance Communications, Inc. (a)	2,890	45,517
Paycom Software, Inc. (a)(b)	462	49,614
Pegasystems, Inc.	347	21,046
Proofpoint, Inc. (a)	485	55,120
PTC, Inc. (a)	1,177	91,818
RealPage, Inc. (a)	538	27,707
Red Hat, Inc. (a)	1,804	269,716
RingCentral, Inc., Class A (a)	801	50,863
ServiceNow, Inc. (a)	1,752	289,868
Snap, Inc., Class A (a)(b)	5,794	91,951
Splunk, Inc. (a)	1,421	139,812
SS&C Technologies Holdings, Inc.	1,745	93,602
Symantec Corp.	6,099	157,659
Synopsys, Inc. (a)	1,544	128,523
Tableau Software, Inc., Class A (a)	791	63,929
Take-Two Interactive Software, Inc. (a)	1,119	109,416
Ultimate Software Group, Inc. (The) (a)	287	69,942
Workday, Inc., Class A (a)	2,121	269,600
Zendesk, Inc. (a)	1,084	51,891
		3,287,800

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	798	94,603
AutoNation, Inc. (a)	900	42,102
AutoZone, Inc. (a)	296	192,012
Bed Bath & Beyond, Inc.	1,471	30,876
Best Buy Co., Inc.	2,755	192,822
Burlington Stores, Inc. (a)	747	99,463
Camping World Holdings, Inc., Class A	756	24,381
CarMax, Inc. (a)	2,030	125,738
Dick's Sporting Goods, Inc.	958	33,578
Floor & Decor Holdings, Inc., Class A (a)(b)	757	39,455
Foot Locker, Inc.	1,296	59,020
Gap, Inc. (The)	2,326	72,571
L Brands, Inc.	2,502	95,601
Michaels Cos., Inc. (The) (a)	1,212	23,889
Murphy USA, Inc. (a)	306	22,277
O'Reilly Automotive, Inc. (a)	894	221,158
Penske Automotive Group, Inc.	348	15,427
Tiffany & Co.	1,311	128,032
Tractor Supply Co.	1,375	86,653
Ulta Salon Cosmetics & Fragrance, Inc. (a)	645	131,754
Urban Outfitters, Inc. (a)	762	28,164
Williams-Sonoma, Inc.	857	45,215
		1,804,791

Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co.	15,922	279,272
NCR Corp. (a)	1,162	36,626
NetApp, Inc.	2,682	165,453
Pure Storage, Inc., Class A (a)	1,872	37,346
Seagate Technology plc	2,897	169,532
Western Digital Corp.	2,953	272,473
Xerox Corp.	2,329	67,029
		1,027,731

Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	528	54,965
Columbia Sportswear Co.	297	22,700
Hanesbrands, Inc. (b)	3,921	72,225
lululemon athletica, inc. (a)	1,187	105,785
Michael Kors Holdings Ltd. (a)	1,606	99,700
PVH Corp.	855	129,473
Ralph Lauren Corp.	911	101,850
Skechers U.S.A., Inc., Class A (a)	1,636	63,624
Tapestry, Inc.	3,040	159,934
Under Armour, Inc., Class A (a)(b)	4,390	71,777
		882,033

20 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. (a)	875	37,240
LendingTree, Inc. (a)(b)	80	26,252
MGIC Investment Corp. (a)	3,834	49,842
New York Community Bancorp, Inc.	4,642	60,485
Radian Group, Inc.	2,243	42,707
TFS Financial Corp.	652	9,578
Washington Federal, Inc.	860	29,756
		255,860

Trading Companies & Distributors - 1.4%
Air Lease Corp.	1,114	47,479
Beacon Roofing Supply, Inc. (a)	775	41,129
Fastenal Co.	3,496	190,847
HD Supply Holdings, Inc. (a)	2,115	80,243
MSC Industrial Direct Co., Inc., Class A	582	53,375
Triton International Ltd.	547	16,738
United Rentals, Inc. (a)	1,034	178,603
Univar, Inc. (a)	1,365	37,879
W.W. Grainger, Inc.	564	159,200
WESCO International, Inc. (a)	485	30,094
		835,587

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	946	34,936

Water Utilities - 0.7%
American Water Works Co., Inc.	3,880	318,665
Aqua America, Inc.	3,837	130,688
		449,353

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	824	23,097
United States Cellular Corp. (a)	370	14,870
		37,967

Total Common Stocks (Cost $53,801,136)		60,356,680

RIGHTS - 0.0% (c)
Biotechnology - 0.0% (c)
Dyax Corp. CVR, Exp. 12/31/19 (a)(d)(e)	151	168

Total Rights (Cost $168)		168

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 21

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	306,966	306,966

Total Time Deposit (Cost $306,966)		306,966

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio	1,163,994	1,163,994

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,163,994)		1,163,994

TOTAL INVESTMENTS (Cost $55,272,264) - 102.1%		61,827,808
Other assets and liabilities, net - (2.1%)		(1,271,591)
NET ASSETS - 100.0%		60,556,217

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $3,823,583.
(c) Amount is less than 0.05%.
(d) Restricted security, acquired on January 25, 2016 with an acquisition cost of $168. Total market value of the restricted security amounts to $168, which represents less than 0.05% of the net assets of the Fund as of March 31, 2018.

(e) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).

Abbreviations:
CVR:	Contingent Value Rights
See notes to financial statements.

22 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $55,272,264) - including $3,823,583 of securities on loan	$61,827,808
Cash	20,832
Receivable for capital shares sold	105,864
Dividends and interest receivable	66,421
Securities lending income receivable	1,678
Receivable from affiliate	21,165
Directors' deferred compensation plan	18,412
Other assets	592
Total assets	62,062,772

LIABILITIES
Payable for investments purchased	264,370
Deposits for securities loaned	1,163,994
Payable to affiliates:
Investment advisory fee	7,782
Administrative fee	6,226
Distribution and service fees	4,042
Sub-transfer agency fee	638
Directors' deferred compensation plan	18,412
Accrued expenses	41,091
Total liabilities	1,506,555
NET ASSETS	$60,556,217

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$54,430,556
Accumulated undistributed net investment income	164,787
Accumulated net realized loss	(594,670)
Net unrealized appreciation	6,555,544
Total	$60,556,217

NET ASSET VALUE PER SHARE
Class A (based on net assets of $19,043,045 and 753,848 shares outstanding)	$25.26
Class I (based on net assets of $41,513,172 and 1,633,073 shares outstanding)	$25.42

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$26.52
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $402)	$399,169
Interest income	273
Securities lending income, net	6,107
Total investment income	405,549

EXPENSES
Investment advisory fee	41,514
Administrative fee	33,171
Distribution and service fees:
Class A	20,610
Class C	1,574
Directors' fees and expenses	1,286
Custodian fees	26,698
Transfer agency fees and expenses	22,583
Accounting fees	6,285
Professional fees	13,726
Registration fees	52,054
Reports to shareholders	5,983
Miscellaneous	6,710
Total expenses	232,194
Waiver and/or reimbursement of expenses by affiliate	(136,855)
Reimbursement of expenses-other	(592)
Net expenses	94,747
Net investment income	310,802

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities	66,655

Net change in unrealized appreciation (depreciation) on investment securities	2,794,515

Net realized and unrealized gain	2,861,170

Net increase in net assets resulting from operations	$3,171,972

See notes to financial statements.

24 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$310,802	$530,601
Net realized gain	66,655	565,402
Net change in unrealized appreciation (depreciation)	2,794,515	2,918,019
Net increase in net assets resulting from operations	3,171,972	4,014,022

Distributions to shareholders from:
Net investment income:
Class A shares	(150,233)	(45,214)
Class C shares	—	(1,752)
Class I shares	(375,638)	(41,532)
Class Y shares	—	(94,169)
Net realized gain:
Class A shares	(294,008)	(68,772)
Class C shares	—	(4,314)
Class I shares	(695,093)	(55,130)
Class Y shares	—	(82,385)
Total distributions to shareholders	(1,514,972)	(393,268)

Capital share transactions:
Class A shares	4,229,857	7,880,416
Class C shares (a)	(841,688)	470,016
Class I shares	19,837,688	14,896,589
Class Y shares (a)	(10,333,262)	2,782,466
Net increase in net assets from capital share transactions	12,892,595	26,029,487

TOTAL INCREASE IN NET ASSETS	14,549,595	29,650,241

NET ASSETS
Beginning of period	46,006,622	16,356,381
End of period (including accumulated undistributed net investment income of $164,787 and $379,856, respectively)	$60,556,217	$46,006,622

(a) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

See notes to financial statements.

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,	Period Ended September 30,
CLASS A SHARES			2017	2016 (a)
Net asset value, beginning	$24.44		$21.25	$20.00
Income from investment operations:
Net investment income (b)	0.11		0.38	0.23
Net realized and unrealized gain	1.42		3.22	1.08
Total from investment operations	1.53		3.60	1.31
Distributions from:
Net investment income	(0.24)		(0.16)	(0.06)
Net realized gain	(0.47)		(0.25)	—
Total distributions	(0.71)		(0.41)	(0.06)
Total increase in net asset value	0.82		3.19	1.25
Net asset value, ending	$25.26		$24.44	$21.25
Total return (c)	6.26%	(d)	17.12%	6.55%	(d)
Ratios to average net assets: (e)
Total expenses	1.00%	(f)	1.53%	3.20%	(f)
Net expenses	0.57%	(f)	0.57%	0.57%	(f)
Net investment income	0.90%	(f)	1.64%	1.26%	(f)
Portfolio turnover	16%	(d)	63%	42%	(d)
Net assets, ending (in thousands)	$19,043		$14,339	$5,442

(a) From October 30, 2015 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,	Period Ended September 30,
CLASS I SHARES			2017	2016 (a)
Net asset value, beginning	$24.56		$21.31	$20.00
Income from investment operations:
Net investment income (b)	0.16		0.52	0.29
Net realized and unrealized gain	1.42		3.17	1.09
Total from investment operations	1.58		3.69	1.38
Distributions from:
Net investment income	(0.25)		(0.19)	(0.07)
Net realized gain	(0.47)		(0.25)	—
Total distributions	(0.72)		(0.44)	(0.07)
Total increase in net asset value	0.86		3.25	1.31
Net asset value, ending	$25.42		$24.56	$21.31
Total return (c)	6.46%	(d)	17.50%	6.91%	(d)
Ratios to average net assets: (e)
Total expenses	0.76%	(f)	0.87%	2.72%	(f)
Net expenses	0.22%	(f)	0.22%	0.22%	(f)
Net investment income	1.25%	(f)	2.21%	1.62%	(f)
Portfolio turnover	16%	(d)	63%	42%	(d)
Net assets, ending (in thousands)	$41,513		$21,075	$4,791

(a) From October 30, 2015 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class C and Class Y shares. At the close of business on December 8, 2017, Class C shares were converted to Class A shares and Class Y shares converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable

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bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$60,356,680	(2)	$—	$—	$60,356,680
Rights	—		—	168	168
Time Deposit	—		306,966	—	306,966
Short Term Investment of Cash Collateral for Securities Loaned	1,163,994		—	—	1,163,994
Total Investments	$61,520,674		$306,966	$168	$61,827,808

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.

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D. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $41,514.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57% and 0.22% for Class A and Class I, respectively, and prior to the close of business on December 8, 2017, 1.32% and 0.32% for Class C and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $115,401.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class C and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived the administrative fee through January 31 2018. For the six months ended March 31, 2018, CRM was paid administrative fees of $33,171, of which $21,454 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $20,610 and $1,574 for Class A shares and Class C shares, respectively.

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The Fund was informed that EVD received $3,285 as its portion of the sales charge on sales of Class A shares and $56 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $2,060 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds' former investment adviser, and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $592, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $20,776,737 and $8,732,517, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$55,862,279
Gross unrealized appreciation	$7,453,329
Gross unrealized depreciation	(1,487,800)
Net unrealized appreciation (depreciation)	$5,965,529
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan was $3,823,583 and the total value of collateral received was $3,880,284, comprised of cash of $1,163,994 and U.S. Government and/or agencies securities of $2,716,290.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,880,284	$—	$—	$—	$3,880,284
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to this line of credit during the six months ended March 31, 2018.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	159,278	$4,023,589	474,805	$11,202,036
Reinvestment of distributions	16,987	427,720	4,970	110,513
Shares redeemed	(39,399)	(1,001,119)	(149,201)	(3,432,133)
Conversion from Class C	30,328	779,667	—	—
Net increase	167,194	$4,229,857	330,574	$7,880,416

Class C (1)
Shares sold	1,595	$39,354	26,212	$592,894
Reinvestment of distributions	—	—	274	6,066
Shares redeemed	(4,037)	(101,375)	(5,706)	(128,944)
Conversion to Class A	(30,699)	(779,667)	—	—
Net increase (decrease)	(33,141)	($841,688)	20,780	$470,016

Class I
Shares sold	438,867	$11,181,841	834,909	$19,565,148
Reinvestment of distributions	41,505	1,050,500	4,336	96,662
Shares redeemed	(141,093)	(3,659,627)	(206,075)	(4,765,221)
Conversion from Class Y	435,772	11,264,974	—	—
Net increase	775,051	$19,837,688	633,170	$14,896,589

Class Y (1)
Shares sold	41,621	$1,034,567	238,503	$5,387,393
Reinvestment of distributions	—	—	7,945	176,424
Shares redeemed	(4,148)	(102,855)	(121,036)	(2,781,351)
Conversion to Class I	(438,307)	(11,264,974)	—	—
Net increase (decrease)	(400,834)	($10,333,262)	125,412	$2,782,466

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At March 31, 2018, Calvert Aggressive Allocation Fund and Calvert Moderate Allocation Fund owned in aggregate 29.1% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Mid-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 35

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe and its Lipper benchmark index for the one-year period ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

36 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert US Mid-Cap Core Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert US Mid-Cap Core Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 37

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

38 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24194 3.31.2018

Calvert International Responsible Index Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
36	Board of Directors’ Contract Approval
39	Officers and Directors
40	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	2.46%	14.61%	—%	8.27%
Class A with 4.75% Maximum Sales Charge	—	—	-2.40	9.17	—	6.11
Class I at NAV	10/30/2015	10/30/2015	2.65	14.99	—	8.66

Calvert International Responsible Index	—	—	2.47%	14.78%	—%	8.34%
MSCI World ex USA Index	—	—	2.11	13.92	6.04	8.13

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.00%	1.43%
Net					0.62	0.27

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	23.7%	Nestle SA	2.2%
Industrials	14.0%	Samsung Electronics Co. Ltd.	1.5%
Consumer Discretionary	11.3%	Taiwan Semiconductor Manufacturing Co. Ltd.	1.4%
Information Technology	11.2%	Roche Holding AG PC	1.1%
Consumer Staples	10.0%	Novartis AG	1.0%
Health Care	9.5%	Toyota Motor Corp.	1.0%
Materials	7.4%	Royal Bank of Canada	0.9%
Telecommunication Services	4.5%	AIA Group Ltd.	0.9%
Utilities	3.2%	Unilever plc	0.9%
Energy	2.7%	Toronto-Dominion Bank (The)	0.9%
Real Estate	1.8%	Total	11.8%
Time Deposit	0.7%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures
1 Calvert International Responsible Index is composed of common stocks of large companies located in developed markets in Europe, the Pacific, Asia and Canada that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Important Notice to Shareholders
Effective February 1, 2018, the Fund is managed by Thomas C. Seto, Christopher Madden and Jade Huang.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,024.60	$3.13**	0.62%
Class I	$1,000.00	$1,026.50	$1.36**	0.27%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.84	$3.13**	0.62%
Class I	$1,000.00	$1,023.58	$1.36**	0.27%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.0%
Australia - 4.6%
Amcor Ltd.	12,111	132,620
AMP Ltd.	18,716	72,228
ASX Ltd.	1,416	61,366
Australia & New Zealand Banking Group Ltd.	19,896	414,102
Boral Ltd.	13,185	76,055
Brambles Ltd.	12,268	94,683
Challenger Ltd.	3,390	30,360
Cochlear Ltd.	327	45,926
Commonwealth Bank of Australia	11,911	666,084
Computershare Ltd.	3,449	46,253
CSL Ltd.	2,853	343,725
Insurance Australia Group Ltd.	15,367	88,974
Medibank Pvt Ltd.	20,277	45,512
National Australia Bank Ltd.	18,377	405,700
Qantas Airways Ltd.	15,458	69,740
QBE Insurance Group Ltd.	9,307	69,437
Ramsay Health Care Ltd. (a)	914	44,035
REA Group Ltd.	419	25,725
Sonic Healthcare Ltd.	2,549	45,102
Suncorp Group Ltd.	8,530	87,974
Telstra Corp. Ltd.	70,344	170,280
Westpac Banking Corp.	23,469	519,825
Woolworths Group Ltd.	12,637	256,494
		3,812,200

Austria - 0.3%
ams AG	313	32,868
Andritz AG	439	24,548
Erste Group Bank AG	1,595	80,186
Raiffeisen Bank International AG (b)	860	33,497
Voestalpine AG	958	50,254
		221,353

Belgium - 1.2%
Ageas	1,939	100,061
bpost SA	1,489	33,641
Colruyt SA	1,088	60,220
KBC Groep NV	2,976	259,147
Proximus	1,220	37,932
Sofina SA	195	33,082
Solvay SA	1,212	168,443

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Telenet Group Holding NV (b)	493	32,955
UCB SA	1,109	90,315
Umicore SA	3,563	188,751
		1,004,547

Canada - 7.6%
Alimentation Couche-Tard, Inc., Class B (a)	5,431	243,106
Bank of Montreal	4,397	332,143
Bank of Nova Scotia (The)	8,165	502,949
BCE, Inc.	5,316	228,757
Canadian Imperial Bank of Commerce (a)	3,014	266,040
Canadian National Railway Co.	5,806	424,336
Canadian Pacific Railway Ltd.	1,156	203,860
Canadian Tire Corp. Ltd., Class A	478	62,850
CGI Group, Inc., Class A (b)	1,914	110,382
CI Financial Corp. (a)	1,671	35,797
Constellation Software, Inc.	129	87,527
Dollarama, Inc.	718	87,262
Fairfax Financial Holdings Ltd.	205	103,915
George Weston Ltd.	305	24,554
Gildan Activewear, Inc.	1,537	44,392
Great-West Lifeco, Inc.	2,094	53,441
IGM Financial, Inc.	706	20,643
Intact Financial Corp.	974	73,189
Loblaw Cos. Ltd. (a)	2,021	102,105
Magna International, Inc.	2,549	143,636
Metro, Inc.	2,264	72,224
National Bank of Canada	2,417	113,763
Open Text Corp. (a)	1,507	52,427
Pembina Pipeline Corp.	15,404	480,646
Power Corp. of Canada	2,427	55,384
Power Financial Corp.	1,436	35,957
Restaurant Brands International, Inc.	1,719	97,845
Rogers Communications, Inc., Class B	2,659	118,756
Royal Bank of Canada	9,845	760,488
Saputo, Inc.	2,160	69,326
Shaw Communications, Inc., Class B	3,146	60,608
Shopify, Inc., Class A (b)	600	74,663
Sun Life Financial, Inc. (a)	4,319	177,373
TELUS Corp.	3,484	122,340
Toronto-Dominion Bank (The)	12,556	712,515
Waste Connections, Inc.	2,079	149,147
		6,304,346

China - 0.0% (c)
China Resources Pharmaceutical Group Ltd. (d)	11,000	15,473

6 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Denmark - 1.6%
Chr Hansen Holding A/S	669	57,900
Coloplast A/S, Class B	557	47,243
Danske Bank A/S	3,448	129,191
DSV A/S	956	75,475
Genmab A/S (b)	270	58,170
H Lundbeck A/S	242	13,592
ISS A/S	998	37,065
Jyske Bank A/S	377	22,414
Novo Nordisk A/S, Class B	9,452	464,905
Novozymes A/S, Class B	1,985	103,339
Orsted A/S (d)	1,474	95,901
Pandora A/S	569	61,563
Rockwool International A/S, Class B	93	27,704
TDC A/S (b)	3,408	28,241
Tryg A/S	498	11,603
Vestas Wind Systems A/S	1,130	80,854
William Demant Holding A/S (b)	561	20,897
		1,336,057

Finland - 1.3%
Elisa Oyj	646	29,218
Huhtamaki Oyj	533	23,388
Kesko Oyj, Class B	740	42,381
Kone Oyj, Class B	2,092	104,407
Metso Oyj	943	29,752
Neste Oyj (a)	3,875	269,720
Nokia Oyj	23,262	128,456
Nokian Renkaat Oyj (a)	689	31,291
Orion Oyj, Class B	751	22,990
Sampo Oyj, Class A	2,146	119,559
Stora Enso Oyj, Class R (a)	5,371	98,753
UPM-Kymmene Oyj	3,892	144,291
Wartsila Oyj Abp	2,109	46,599
		1,090,805

France - 9.5%
Accor SA	1,560	84,279
Aeroports de Paris	273	59,476
Air France-KLM (b)	3,674	40,998
Air Liquide SA	5,132	629,786
Alstom SA	1,131	51,011
Amundi SA (d)	470	37,744
Arkema SA	897	117,102
Atos SE	641	87,823
AXA SA	16,445	437,157
BioMerieux	314	25,861

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bouygues SA	1,687	84,583
Bureau Veritas SA	1,642	42,682
Capgemini SE	1,058	132,011
Carrefour SA (a)	6,110	126,721
Casino Guichard-Perrachon SA (a)	615	30,122
Cie de Saint-Gobain	4,480	236,566
Cie Generale des Etablissements Michelin SCA	1,379	204,151
Cie Plastic Omnium SA	421	20,180
CNP Assurances	872	22,013
Credit Agricole SA	8,120	132,397
Danone SA	6,426	521,034
Dassault Systemes SE	900	122,394
Edenred	1,798	62,539
Eiffage SA	774	88,152
Elis SA	1,655	40,979
Essilor International Cie Generale d'Optique SA	1,368	184,544
Eurazeo SA	214	19,704
Eutelsat Communications SA	1,001	19,840
Faurecia SA	546	44,180
Getlink SE	4,076	58,188
Hermes International	203	120,329
Iliad SA	143	29,604
Imerys SA	408	39,651
Ingenico Group	431	34,983
Ipsen SA	224	34,818
Kering SA	580	278,178
L'Oreal SA	2,488	561,936
Legrand SA	2,153	168,926
Natixis SA	5,760	47,262
Orange SA	12,880	218,932
Orpea	311	39,493
Peugeot SA	4,134	99,544
Publicis Groupe SA	1,587	110,506
Rexel SA	2,507	42,468
Rubis SCA	1,079	77,935
Sanofi SA	7,327	587,919
Sartorius Stedim Biotech	140	12,639
Schneider Electric SE	4,528	398,742
SCOR SE	1,348	55,032
SEB SA	196	37,489
Societe BIC SA	224	22,267
Societe Generale SA	5,735	311,470
Sodexo SA	682	68,642
Suez	4,578	66,335
Teleperformance	468	72,576
Ubisoft Entertainment SA (b)	431	36,476
Valeo SA	1,817	120,195

8 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Veolia Environnement SA	6,816	161,930
Vivendi SA	7,795	202,162
Wendel SA	211	32,902
Worldline SA (b)(d)	286	14,534
		7,870,092

Germany - 8.1%
adidas AG	1,112	270,547
Allianz SE	2,423	547,736
Axel Springer SE	415	34,716
Bayerische Motoren Werke AG	2,174	236,465
Beiersdorf AG	806	91,342
Brenntag AG	1,011	60,187
CECONOMY AG	986	11,336
Commerzbank AG (b)	5,979	77,621
Continental AG	649	179,261
Daimler AG	5,877	500,720
Deutsche Boerse AG	1,051	143,675
Deutsche Lufthansa AG	3,343	106,867
Deutsche Post AG	6,248	273,658
Deutsche Telekom AG	15,498	253,558
Deutsche Wohnen SE	1,818	84,828
Evonik Industries AG	1,581	55,751
Fielmann AG	148	11,965
Fraport AG Frankfurt Airport Services Worldwide	241	23,785
Freenet AG	568	17,286
Fresenius Medical Care AG & Co. KGaA	1,038	106,014
Fresenius SE & Co. KGaA	2,116	161,800
GEA Group AG	1,080	45,929
Hannover Rueck SE	302	41,202
HeidelbergCement AG	1,391	136,655
Hella GmbH & Co. KGaA	220	14,483
Hugo Boss AG	317	27,616
Infineon Technologies AG	5,975	160,687
Innogy SE (d)	1,341	63,562
K&S AG	1,932	55,800
KION Group AG	396	36,971
Lanxess AG	859	65,848
LEG Immobilien AG	301	33,846
Linde AG	182	38,458
Linde AG	1,531	307,522
MAN SE	311	36,266
Merck KGAA	2,194	210,510
METRO AG	1,110	19,636
MTU Aero Engines AG	353	59,494
Muenchener Rueckversicherungs-Gesellschaft AG	836	194,404
OSRAM Licht AG	647	47,611

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
ProSiebenSat.1 Media SE	1,453	50,327
Rational AG	21	13,210
SAP SE	5,304	556,823
Siemens AG	4,972	634,414
STADA Arzneimittel AG	138	14,206
Suedzucker AG	724	12,284
Symrise AG	1,148	92,436
Talanx AG	268	11,653
Telefonica Deutschland Holding AG (d)	2,447	11,498
ThyssenKrupp AG	4,918	128,419
TUI AG	2,845	61,007
United Internet AG	684	43,099
Vonovia SE	2,707	134,240
Wacker Chemie AG	125	20,542
Wirecard AG	621	73,614
Zalando SE (b)(d)	715	39,017
		6,742,407

Greece - 0.0% (c)
Hellenic Telecommunications Organization SA	1,516	20,550

Hong Kong - 2.9%
AIA Group Ltd.	86,600	740,315
ASM Pacific Technology Ltd.	1,300	18,315
BOC Hong Kong Holdings Ltd.	27,350	134,173
China Everbright International Ltd.	21,000	29,652
China Overseas Land & Investment Ltd.	26,000	91,177
China Taiping Insurance Holdings Co. Ltd.	11,600	38,967
Guangdong Investment Ltd.	34,000	53,865
Hang Lung Group Ltd.	7,000	22,956
Hang Lung Properties Ltd.	15,000	35,205
Hang Seng Bank Ltd.	5,279	122,655
Henderson Land Development Co. Ltd.	10,211	66,954
Hong Kong Exchanges & Clearing Ltd.	8,399	276,638
Hongkong Land Holdings Ltd.	8,500	58,727
Hysan Development Co. Ltd.	4,881	25,903
Kerry Properties Ltd.	3,500	15,827
MTR Corp. Ltd.	14,376	77,604
NWS Holdings Ltd.	9,000	16,393
Shangri-La Asia Ltd.	10,000	20,305
Sino Land Co. Ltd.	24,000	38,900
Sun Hung Kai Properties Ltd.	13,848	219,809
Swire Pacific Ltd., Class A	5,393	54,613
Techtronic Industries Co. Ltd.	11,493	67,453
WH Group Ltd. (d)	66,502	71,256

10 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wharf Holdings Ltd. (The)	6,779	23,471
Wheelock & Co. Ltd.	6,000	44,010
Yue Yuen Industrial Holdings Ltd.	6,500	26,042
		2,391,185

Ireland - 1.4%
Adient plc (a)	464	27,728
Bank of Ireland Group plc (b)	6,509	57,037
CRH plc	8,730	295,702
DCC plc	580	53,439
Glanbia plc	3,352	57,698
ICON plc (b)	469	55,408
Kerry Group plc, Class A	1,690	171,368
Kingspan Group plc	1,106	46,836
Shire plc	6,084	302,800
Smurfit Kappa Group plc	2,465	100,073
		1,168,089

Israel - 0.3%
Azrieli Group Ltd.	327	15,719
Bank Hapoalim BM	4,344	29,873
Bank Leumi Le-Israel BM	7,565	45,696
Check Point Software Technologies Ltd. (b)	557	55,333
Teva Pharmaceutical Industries Ltd. ADR	4,399	75,179
		221,800

Italy - 2.7%
A2A SpA	17,612	33,689
Assicurazioni Generali SpA	7,511	144,378
Atlantia SpA	3,105	96,213
Banca Mediolanum SpA	1,415	12,362
Banco BPM SpA (b)	8,540	29,637
Brembo SpA	923	14,268
Buzzi Unicem SpA	990	23,189
De' Longhi SpA	463	13,744
Enel SpA	83,468	510,758
FinecoBank Banca Fineco SpA	2,736	32,931
Hera SpA	7,816	28,639
Intesa Sanpaolo SpA	84,500	307,665
Luxottica Group SpA	1,062	65,976
Mediaset SpA (b)	3,710	14,204
Mediobanca Banca di Credito Finanziario SpA	4,476	52,622
Moncler SpA	1,214	46,203
Poste Italiane SpA (d)	2,950	26,946
Prysmian SpA	1,359	42,676
Salvatore Ferragamo SpA (a)	415	11,433
Snam SpA	65,018	298,875

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Telecom Italia SpA (b)	64,596	61,333
Terna Rete Elettrica Nazionale SpA	15,273	89,254
UniCredit SpA (b)	12,171	254,388
UnipolSai Assicurazioni SpA	5,520	13,125
		2,224,508

Japan - 18.2%
Acom Co. Ltd. (b)	3,100	13,921
AEON Co. Ltd. (a)	6,379	113,450
Aisin Seiki Co. Ltd.	1,000	54,573
Ajinomoto Co., Inc.	4,008	72,786
Alps Electric Co. Ltd.	1,266	31,339
ANA Holdings, Inc.	2,567	99,472
Asahi Glass Co. Ltd.	1,255	52,594
Astellas Pharma, Inc.	10,371	158,635
Bandai Namco Holdings, Inc.	1,375	44,500
Bridgestone Corp.	3,700	162,777
Brother Industries Ltd.	1,000	23,187
Canon, Inc.	5,468	198,370
Central Japan Railway Co.	867	165,460
Chiba Bank Ltd. (The)	4,628	37,838
Chugai Pharmaceutical Co. Ltd.	1,152	58,485
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	49,557
Dai Nippon Printing Co. Ltd.	1,329	27,618
Dai-ichi Life Holdings, Inc.	6,194	114,350
Daifuku Co. Ltd.	700	41,501
Daiichi Sankyo Co. Ltd.	2,713	91,010
Daikin Industries Ltd.	1,600	177,749
Daiwa House Industry Co. Ltd.	3,237	124,700
Daiwa Securities Group, Inc.	9,000	57,923
Denso Corp.	2,747	151,097
Disco Corp.	100	21,374
Don Quijote Holdings Co. Ltd.	792	45,390
East Japan Railway Co.	2,026	189,419
Eisai Co. Ltd.	1,325	85,312
FamilyMart UNY Holdings Co. Ltd.	563	46,907
FANUC Corp.	1,351	347,684
Fast Retailing Co. Ltd.	349	140,205
FUJIFILM Holdings Corp.	2,126	84,899
Fujitsu Ltd.	10,624	64,561
Hamamatsu Photonics KK	721	27,737
Hankyu Hanshin Holdings, Inc.	1,400	52,436
Hikari Tsushin, Inc.	100	16,131
Hino Motors Ltd.	1,486	19,325
Hirose Electric Co. Ltd. (a)	136	18,788
Hitachi Construction Machinery Co. Ltd. (a)	600	23,290
Hitachi High-Technologies Corp.	300	14,262

12 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hitachi Ltd.	24,247	176,606
Hitachi Metals Ltd.	2,092	24,587
Hoshizaki Corp.	352	31,381
HOYA Corp.	1,887	95,317
Hulic Co. Ltd.	1,600	17,436
Japan Airlines Co. Ltd.	2,789	113,557
Japan Exchange Group, Inc.	2,900	54,300
Japan Post Holdings Co. Ltd.	8,700	105,726
JTEKT Corp.	1,400	20,629
Kansai Paint Co. Ltd.	1,728	40,389
Kao Corp.	3,963	297,516
KDDI Corp.	8,418	216,801
Keikyu Corp. (a)	1,278	22,463
Keio Corp.	823	35,472
Kikkoman Corp.	1,309	53,070
Kintetsu Group Holdings Co. Ltd.	1,105	43,417
Komatsu Ltd.	6,046	202,535
Konami Holdings Corp.	600	30,556
Kose Corp. (a)	231	48,561
Kubota Corp.	6,994	123,287
Kuraray Co. Ltd.	3,300	57,216
Kyocera Corp.	1,813	102,794
Kyowa Hakko Kirin Co. Ltd.	1,406	30,535
Lawson, Inc. (a)	473	32,335
LINE Corp. (b)	200	7,871
Lion Corp.	2,000	41,044
LIXIL Group Corp.	1,800	39,929
M3, Inc.	1,000	45,948
Makita Corp.	1,592	78,858
Mazda Motor Corp. (a)	3,106	41,539
MEIJI Holdings Co. Ltd.	1,071	82,271
MINEBEA MITSUMI, Inc.	2,500	53,754
MISUMI Group, Inc.	1,700	47,083
Mitsubishi Chemical Holdings Corp.	11,860	115,475
Mitsubishi Electric Corp.	11,907	193,257
Mitsubishi Estate Co. Ltd.	6,808	114,044
Mitsubishi Gas Chemical Co., Inc.	1,500	36,199
Mitsubishi Tanabe Pharma Corp.	1,077	21,759
Mitsubishi UFJ Financial Group, Inc.	66,957	444,971
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,300	13,778
Mitsui Chemicals, Inc.	1,700	53,974
Mitsui Fudosan Co. Ltd.	5,200	125,534
Mizuho Financial Group, Inc.	139,273	253,808
Murata Manufacturing Co. Ltd.	1,026	141,621
NEC Corp.	1,130	31,763
NGK Insulators Ltd. (a)	1,900	32,912
NGK Spark Plug Co. Ltd.	1,049	25,277

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NH Foods Ltd.	500	20,530
Nidec Corp.	1,390	213,933
Nikon Corp.	2,113	38,194
Nintendo Co. Ltd. (a)	629	279,448
Nippon Express Co. Ltd.	394	26,069
Nippon Paint Holdings Co. Ltd. (a)	1,209	44,531
Nippon Telegraph & Telephone Corp.	6,620	308,843
Nissan Motor Co. Ltd. (a)	13,585	140,226
Nisshin Seifun Group, Inc.	1,486	29,528
Nissin Foods Holdings Co. Ltd.	599	41,559
Nitori Holdings Co. Ltd.	468	82,071
Nitto Denko Corp.	1,359	102,712
Nomura Holdings, Inc.	19,400	113,128
Nomura Research Institute Ltd.	700	33,074
NSK Ltd.	2,812	37,831
NTT Data Corp.	3,235	33,993
NTT DoCoMo, Inc.	5,997	152,884
Obayashi Corp.	4,100	45,165
Obic Co. Ltd.	300	25,280
Odakyu Electric Railway Co. Ltd. (a)	1,546	31,494
Oji Holdings Corp.	6,454	41,598
Omron Corp.	982	57,404
Ono Pharmaceutical Co. Ltd.	1,922	61,152
Oracle Corp. Japan	126	10,457
Oriental Land Co. Ltd.	1,097	112,242
ORIX Corp.	7,267	130,232
Otsuka Corp.	488	24,880
Otsuka Holdings Co. Ltd.	2,120	106,338
Pola Orbis Holdings, Inc.	500	20,844
Rakuten, Inc.	5,849	48,334
Recruit Holdings Co. Ltd.	7,679	192,464
Renesas Electronics Corp. (b)	3,100	31,164
Resona Holdings, Inc.	11,333	60,914
Ricoh Co. Ltd.	3,284	32,442
Rohm Co. Ltd.	476	45,182
Santen Pharmaceutical Co. Ltd.	2,000	33,492
Seiko Epson Corp.	1,559	27,017
Sekisui Chemical Co. Ltd.	2,572	45,105
Sekisui House Ltd.	3,370	61,664
Seven & I Holdings Co. Ltd.	6,001	257,037
Sharp Corp. (b)	899	26,924
Shimadzu Corp.	1,326	36,578
Shimano, Inc.	472	68,113
Shimizu Corp.	3,800	33,899
Shin-Etsu Chemical Co. Ltd.	3,437	358,511
Shionogi & Co. Ltd.	1,354	70,508
Shiseido Co. Ltd.	3,041	195,284

14 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Shizuoka Bank Ltd. (The)	3,469	33,360
SMC Corp.	372	151,329
SoftBank Group Corp.	4,145	309,181
Sohgo Security Services Co. Ltd.	400	19,657
Sompo Holdings, Inc.	1,837	74,018
Sony Financial Holdings, Inc.	732	13,366
Stanley Electric Co. Ltd.	800	30,037
Start Today Co. Ltd.	1,100	28,630
Subaru Corp.	3,753	124,235
Sumco Corp.	1,400	36,565
Sumitomo Chemical Co. Ltd.	13,000	75,422
Sumitomo Electric Industries Ltd.	4,473	68,363
Sumitomo Mitsui Financial Group, Inc.	7,553	320,431
Sumitomo Mitsui Trust Holdings, Inc.	2,016	82,412
Sundrug Co. Ltd. (a)	500	23,403
Suntory Beverage & Food Ltd.	900	43,812
Sysmex Corp.	826	75,052
T&D Holdings, Inc.	3,219	51,202
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,887
Taiyo Nippon Sanso Corp.	1,300	19,698
Takeda Pharmaceutical Co. Ltd.	3,559	173,541
TDK Corp.	614	54,700
Terumo Corp.	1,473	76,613
Tobu Railway Co. Ltd.	1,217	37,185
Toho Co. Ltd.	900	29,956
Tokyo Electron Ltd.	836	154,653
Tokyu Corp.	3,132	49,320
Toppan Printing Co. Ltd.	1,650	13,563
Toray Industries, Inc.	13,350	126,991
TOTO Ltd.	964	50,543
Toyota Industries Corp.	875	52,897
Toyota Motor Corp.	13,235	859,370
Trend Micro, Inc.	593	34,970
Tsuruha Holdings, Inc.	300	43,177
Unicharm Corp.	2,902	83,704
USS Co. Ltd.	1,400	28,654
West Japan Railway Co.	1,110	78,695
Yahoo Japan Corp.	7,000	32,766
Yakult Honsha Co. Ltd.	686	51,422
Yamada Denki Co. Ltd. (a)	4,523	27,485
Yamaha Corp.	844	37,072
Yamaha Motor Co. Ltd.	1,525	45,372
Yamato Holdings Co. Ltd.	2,095	52,660
Yaskawa Electric Corp.	1,300	58,962
		15,174,370

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Luxembourg - 0.4%
B&M European Value Retail SA	5,911	32,447
Eurofins Scientific SE	66	34,781
Tenaris SA	14,316	247,467
		314,695

Netherlands - 3.9%
Aalberts Industries NV	842	42,909
Aegon NV	15,648	105,574
AerCap Holdings NV (b)	1,027	52,089
Akzo Nobel NV	2,898	273,811
ASML Holding NV	2,533	502,277
ASR Nederland NV	905	38,696
Boskalis Westminster	596	17,469
CNH Industrial NV	10,626	131,306
ING Groep NV	26,638	449,522
Koninklijke Ahold Delhaize NV	12,934	306,483
Koninklijke DSM NV	2,483	246,803
Koninklijke KPN NV	21,807	65,573
Koninklijke Philips NV	6,060	232,049
Koninklijke Vopak NV	2,029	99,624
NN Group NV	2,180	96,857
NXP Semiconductors NV (b)	2,178	254,826
Philips Lighting NV (d)	788	29,627
QIAGEN NV (b)	1,512	48,865
Randstad Holding NV (a)	910	59,933
STMicroelectronics NV	3,138	69,807
Wolters Kluwer NV	2,220	118,070
		3,242,170

New Zealand - 0.0% (c)
Auckland International Airport Ltd.	5,035	22,342

Norway - 0.7%
DNB ASA	5,875	115,721
Gjensidige Forsikring ASA (a)	1,120	20,599
Marine Harvest ASA	3,663	74,042
Norsk Hydro ASA	13,209	78,352
Orkla ASA	6,346	68,391
Schibsted ASA, Class A	1,201	33,835
Telenor ASA	3,588	81,595
Yara International ASA	1,880	80,333
		552,868

16 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Portugal - 0.2%
EDP - Energias de Portugal SA	35,252	133,944
Jeronimo Martins SGPS SA	2,415	43,925
		177,869

Singapore - 1.4%
Broadcom Ltd.	1,909	449,856
CapitaLand Ltd.	8,541	23,389
City Developments Ltd.	2,130	21,224
DBS Group Holdings Ltd.	9,029	190,714
Oversea-Chinese Banking Corp. Ltd.	16,671	164,226
Singapore Airlines Ltd.	4,456	37,028
Singapore Exchange Ltd.	3,647	20,589
Singapore Telecommunications Ltd.	32,412	83,710
United Overseas Bank Ltd.	6,259	131,703
		1,122,439

South Korea - 3.9%
Amorepacific Corp.	243	70,222
AMOREPACIFIC Group	191	24,647
Celltrion Healthcare Co. Ltd. (b)	235	23,968
Coway Co. Ltd.	240	19,814
Hana Financial Group, Inc.	1,408	60,681
Hankook Tire Co. Ltd.	387	19,155
Hanon Systems	1,395	15,201
Hanwha Life Insurance Co. Ltd.	2,369	13,968
Hyundai Glovis Co. Ltd.	81	13,882
Hyundai Mobis Co. Ltd.	352	84,082
Hyundai Motor Co.	977	131,901
Industrial Bank of Korea	1,327	19,546
Kakao Corp.	181	22,285
KB Financial Group, Inc.	2,042	118,430
Kia Motors Corp.	1,501	44,964
KT Corp.	585	15,063
LG Chem Ltd.	439	160,248
LG Corp.	619	50,811
LG Display Co. Ltd.	866	21,092
LG Electronics, Inc.	617	63,660
LG Household & Health Care Ltd.	81	90,824
LG Uplus Corp.	1,386	16,098
Lotte Chemical Corp.	135	55,307
Mirae Asset Daewoo Co. Ltd.	1,626	14,250
NAVER Corp.	130	96,749
NCSoft Corp.	92	35,602
Netmarble Games Corp. (d)	122	16,945
Samsung Biologics Co. Ltd. (b)(d)	84	38,659
Samsung C&T Corp.	437	56,554

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Samsung Electro-Mechanics Co. Ltd.	270	27,479
Samsung Electronics Co. Ltd.	522	1,219,640
Samsung Fire & Marine Insurance Co. Ltd.	208	52,473
Samsung Life Insurance Co. Ltd.	461	50,213
Samsung SDI Co. Ltd.	274	49,677
Samsung SDS Co. Ltd.	165	39,568
Shinhan Financial Group Co. Ltd.	2,322	99,055
SillaJen, Inc. (b)	280	28,499
SK Hynix, Inc.	2,768	212,062
SK Telecom Co. Ltd.	230	49,872
Woori Bank	2,717	36,944
		3,280,090

Spain - 3.0%
Abertis Infraestructuras SA	4,228	94,783
Acciona SA (a)	235	17,867
Aena SME SA (d)	413	83,279
Amadeus IT Group SA, Class A	2,097	155,185
Banco Bilbao Vizcaya Argentaria SA	33,718	267,032
Banco de Sabadell SA	26,095	53,375
Banco Santander SA	81,761	535,157
Bankia SA	5,042	22,618
Bankinter SA	2,981	30,690
CaixaBank SA	16,814	80,163
Cellnex Telecom SA (d)	562	15,025
Enagas SA	6,676	182,821
Grifols SA	2,233	63,307
Iberdrola SA	56,384	414,614
Industria de Diseno Textil SA	5,784	181,841
Mapfre SA	5,102	16,974
Red Electrica Corp. SA	3,503	72,310
Siemens Gamesa Renewable Energy SA (a)	1,017	16,346
Telefonica SA	19,287	191,073
Zardoya Otis SA	1,320	13,300
		2,507,760

Sweden - 2.5%
Alfa Laval AB	1,585	37,561
Assa Abloy AB, Class B	5,227	113,298
Atlas Copco AB, Class A	5,520	239,743
Autoliv, Inc. (a)	466	68,008
Boliden AB	2,413	84,910
Electrolux AB, Series B	1,455	45,948
Essity AB, Class B (b)	4,451	123,351
Fastighets AB Balder, Class B (b)	1,160	29,193
Hennes & Mauritz AB, Class B (a)	4,986	74,487
Hexagon AB, Class B	1,112	66,374

18 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Husqvarna AB, Class B	2,454	23,724
ICA Gruppen AB	534	18,932
Industrivarden AB, Class C	1,574	36,709
Investment AB Latour, Class B	1,139	12,998
Kinnevik AB, Class B	1,257	45,413
Nordea Bank AB	15,393	164,704
Sandvik AB	5,800	106,263
Securitas AB, Class B	1,810	30,818
Skandinaviska Enskilda Banken AB, Class A	6,969	73,218
Skanska AB, Class B	2,201	45,127
SKF AB, Class B	2,219	45,461
Svenska Cellulosa AB SCA, Class B	5,009	53,529
Svenska Handelsbanken AB, Class A (a)	7,652	95,779
Swedbank AB, Class A	5,009	112,554
Tele2 AB, Class B	1,387	16,703
Telefonaktiebolaget LM Ericsson, Class B	14,692	93,558
Trelleborg AB, Class B	1,302	32,808
Volvo AB, Class B	11,078	202,776
		2,093,947

Switzerland - 7.7%
ABB Ltd.	12,230	290,807
Adecco Group AG	1,011	72,014
Baloise Holding AG	211	32,280
Banque Cantonale Vaudoise	15	12,142
Barry Callebaut AG	14	27,381
Chocoladefabriken Lindt & Sprungli AG PC	18	111,676
Cie Financiere Richemont SA	3,007	270,215
Clariant AG	2,183	52,224
Coca-Cola HBC AG	1,192	44,112
Dufry AG (b)	163	21,410
Ferguson plc	1,457	109,581
Flughafen Zuerich AG	125	27,607
Geberit AG	217	95,962
Givaudan SA	77	175,663
Helvetia Holding AG	25	14,903
Julius Baer Group Ltd.	1,091	67,142
Kuehne & Nagel International AG	316	49,772
Logitech International SA	791	29,034
Lonza Group AG	327	77,119
Nestle SA	22,752	1,798,352
Novartis AG	10,681	863,889
OC Oerlikon Corp. AG	840	14,847
Partners Group Holding AG	87	64,739
PSP Swiss Property AG	154	15,027
Roche Holding AG PC	3,956	907,495
Schindler Holding AG	92	19,274

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Schindler Holding AG PC	522	112,631
SGS SA	31	76,258
Sika AG	21	164,727
Sonova Holding AG	284	45,151
Straumann Holding AG	49	30,916
Swatch Group AG (The), Bearer Shares	283	124,872
Swiss Life Holding AG	132	47,040
Swiss Prime Site AG	328	31,742
Swiss Re AG	1,686	172,084
Swisscom AG (a)	97	48,122
Temenos Group AG	279	33,455
Vifor Pharma AG	225	34,695
Zurich Insurance Group AG	739	243,768
		6,430,128

Taiwan - 2.6%
Advanced Semiconductor Engineering, Inc.	39,808	58,078
Asustek Computer, Inc.	3,769	35,361
Catcher Technology Co. Ltd.	5,000	62,849
Cathay Financial Holding Co. Ltd.	50,952	91,365
Chunghwa Telecom Co. Ltd.	27,111	104,469
Delta Electronics, Inc.	12,319	55,473
E.Sun Financial Holding Co. Ltd.	29,775	20,123
Far EasTone Telecommunications Co. Ltd.	14,073	37,259
First Financial Holding Co. Ltd.	27,199	18,970
Fubon Financial Holding Co. Ltd.	50,000	86,625
Hua Nan Financial Holdings Co. Ltd.	8,832	5,325
MediaTek, Inc.	8,883	102,210
Mega Financial Holding Co. Ltd.	64,668	55,930
Nanya Technology Corp.	6,000	19,225
President Chain Store Corp.	5,828	58,980
Quanta Computer, Inc.	19,398	39,425
Siliconware Precision Industries Co. Ltd.	12,188	21,306
Taiwan Cooperative Financial Holding Co. Ltd.	24,664	14,581
Taiwan Mobile Co. Ltd.	15,748	59,026
Taiwan Semiconductor Manufacturing Co. Ltd.	138,240	1,170,920
United Microelectronics Corp.	60,518	31,893
Yuanta Financial Holding Co. Ltd.	12,616	5,822
		2,155,215

United Kingdom - 13.0%
3i Group plc	6,952	83,910
Admiral Group plc	1,294	33,492
Ashtead Group plc	3,946	107,595
ASOS plc (b)	481	47,055
AstraZeneca plc	8,314	571,515
Atlassian Corp. plc, Class A (b)	1,602	86,380

20 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Auto Trader Group plc (d)	5,281	25,958
Aviva plc	29,112	203,175
Barratt Developments plc	7,914	58,891
Bellway plc	860	36,804
Berkeley Group Holdings plc	1,004	53,372
BT Group plc	51,027	162,868
Bunzl plc	2,720	79,985
Burberry Group plc	3,193	76,110
Capita plc	5,056	10,227
Coca-Cola European Partners plc	2,133	88,861
Compass Group plc	12,330	251,766
ConvaTec Group plc (d)	8,606	24,010
Croda International plc	1,683	108,118
Direct Line Insurance Group plc	10,370	55,526
DS Smith plc	12,826	84,756
easyJet plc	2,980	67,175
GKN plc	12,767	82,754
GlaxoSmithKline plc	32,792	636,855
Halma plc	3,007	49,776
Hargreaves Lansdown plc	2,081	47,766
IHS Markit Ltd. (b)	3,146	151,763
Inchcape plc	2,303	22,328
Informa plc	6,010	60,558
InterContinental Hotels Group plc	1,280	76,688
International Consolidated Airlines Group SA	18,259	157,600
Intertek Group plc	1,197	78,353
Investec plc	6,858	53,001
ITV plc	28,841	58,382
J Sainsbury plc	19,645	65,899
Janus Henderson Group plc	1,715	56,749
JD Sports Fashion plc	2,987	14,088
John Wood Group plc	19,172	145,681
Johnson Matthey plc	2,453	104,648
Just Eat plc (b)	3,673	35,967
Kingfisher plc	16,242	66,630
Legal & General Group plc	43,225	156,615
Lloyds Banking Group plc	522,870	475,616
London Stock Exchange Group plc	2,228	129,007
Marks & Spencer Group plc	11,332	43,044
Melrose Industries plc (a)	15,649	50,704
Merlin Entertainments plc (d)	6,087	29,598
Micro Focus International plc	2,886	40,299
Mondi plc	4,644	124,822
National Grid plc	42,605	479,582
Next plc	1,120	74,871
NMC Health plc	585	27,896
Old Mutual plc	35,589	119,753

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pearson plc	5,749	60,611
Pennon Group plc	5,838	52,779
Persimmon plc	2,380	84,472
Prudential plc	18,768	468,987
RELX plc	10,739	220,599
Rentokil Initial plc	15,641	59,608
Rightmove plc	611	37,298
Royal Mail plc	7,234	54,904
RPC Group plc	5,062	55,034
RSA Insurance Group plc	7,498	66,383
Sage Group plc (The)	7,177	64,488
Schroders plc	1,924	86,327
Sky plc	13,424	244,479
Smiths Group plc	3,088	65,686
Spirax-Sarco Engineering plc	590	47,594
SSE plc	12,868	230,844
St James's Place plc	3,394	51,745
Standard Chartered plc	23,915	239,685
Standard Life Aberdeen plc	20,249	102,210
Subsea 7 SA	7,913	101,853
Tate & Lyle plc	4,637	35,416
Taylor Wimpey plc	24,558	63,622
TechnipFMC plc	13,490	397,281
Tesco plc (a)	84,017	243,163
Travis Perkins plc	1,704	29,544
Unilever plc	12,871	713,859
United Utilities Group plc	8,889	89,270
Vodafone Group plc	161,078	440,714
Weir Group plc (The)	1,657	46,448
Whitbread plc	1,408	73,085
WM Morrison Supermarkets plc	30,551	91,664
WPP plc	10,015	159,155
		10,813,649

United States - 0.0% (c)
Flex Ltd. (b)	2,401	39,208

Total Common Stocks (Cost $76,827,605)		82,350,162

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	553,382	553,382

Total Time Deposit (Cost $553,382)		553,382

22 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.58%	1,290,521	1,290,521

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,290,521)		1,290,521

TOTAL INVESTMENTS (Cost $78,671,508) - 101.2%		84,194,065
Other assets and liabilities, net - (1.2%)		(988,808)
NET ASSETS - 100.0%		83,205,257

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $2,295,785.
(b) Non-income producing security.
(c) Amount is less than 0.05%.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $639,032, which represents 0.8% of the net assets of the Fund as of March 31, 2018.

Abbreviations:
ADR:	American Depositary Receipt
PC:	Participation Certificate

At March 31, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	23.7%
Industrials	14.0%
Consumer Discretionary	11.3%
Information Technology	11.2%
Consumer Staples	10.0%
Health Care	9.5%
Materials	7.4%
Telecommunication Services	4.5%
Utilities	3.2%
Energy	2.7%
Real Estate	1.8%
Time Deposit	0.7%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.
See notes to financial statements.

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CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $78,671,508) - including $2,295,785 of securities on loan	$84,194,065
Cash denominated in foreign currency, at value (cost $105,308)	104,974
Receivable for capital shares sold	11,363
Dividends and interest receivable	233,464
Securities lending income receivable	2,767
Tax reclaims receivable	37,047
Receivable from affiliate	23,876
Directors' deferred compensation plan	12,647
Other assets	718
Total assets	84,620,921

LIABILITIES
Due to custodian	21,968
Payable for investments purchased	35,453
Payable for capital shares redeemed	444
Deposits for securities loaned	1,290,521
Payable to affiliates:
Investment advisory fee	10,475
Administrative fee	8,380
Distribution and service fees	3,948
Sub-transfer agency fee	496
Directors' deferred compensation plan	12,647
Accrued expenses	31,332
Total liabilities	1,415,664
NET ASSETS	$83,205,257

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$77,863,447
Accumulated undistributed net investment income	326,511
Accumulated net realized loss	(507,883)
Net unrealized appreciation	5,523,182
Total	$83,205,257

NET ASSET VALUE PER SHARE
Class A (based on net assets of $19,469,507 and 833,414 shares outstanding)	$23.36
Class I (based on net assets of $63,735,750 and 2,699,796 shares outstanding)	$23.61

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$24.52
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

24 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $75,236)	$689,491
Interest income	704
Securities lending income, net	5,642
Total investment income	695,837

EXPENSES
Investment advisory fee	49,714
Administrative fee	39,236
Distribution and service fees:
Class A	11,816
Class C	920
Directors' fees and expenses	801
Custodian fees	34,502
Transfer agency fees and expenses	16,921
Accounting fees	14,424
Professional fees	12,803
Registration fees	56,500
Reports to shareholders	5,414
Miscellaneous	13,632
Total expenses	256,683
Waiver and/or reimbursement of expenses by affiliate	(145,532)
Reimbursement of expenses-other	(718)
Net expenses	110,433
Net investment income	585,404

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(242,029)
Foreign currency transactions	(3,372)
(245,401)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	848,306
Foreign currency	207
848,513

Net realized and unrealized gain	603,112

Net increase in net assets resulting from operations	$1,188,516
See notes to financial statements.

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CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$585,404	$665,223
Net realized loss	(245,401)	(174,842)
Net change in unrealized appreciation (depreciation)	848,513	4,494,615
Net increase in net assets resulting from operations	1,188,516	4,984,996

Distributions to shareholders from:
Net investment income:
Class A shares	(109,069)	(83,082)
Class C shares	—	(4,826)
Class I shares	(789,465)	(47,539)
Class Y shares	—	(160,208)
Total distributions to shareholders	(898,534)	(295,655)

Capital share transactions:
Class A shares	13,550,718	1,683,167
Class C shares (a)	(437,424)	170,293
Class I shares	32,769,067	25,132,536
Class Y shares (a)	(9,188,848)	2,422,866
Net increase in net assets from capital share transactions	36,693,513	29,408,862

TOTAL INCREASE IN NET ASSETS	36,983,495	34,098,203

NET ASSETS
Beginning of period	46,221,762	12,123,559
End of period (including accumulated undistributed net investment income of $326,511 and $639,641, respectively)	$83,205,257	$46,221,762

(a) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

See notes to financial statements.

26 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,	Period Ended September 30,
CLASS A SHARES			2017	2016 (a)
Net asset value, beginning	$23.11		$20.03	$20.00
Income from investment operations:
Net investment income (b)	0.22		0.41	0.43
Net realized and unrealized gain (loss)	0.35		3.10	(0.38)
Total from investment operations	0.57		3.51	0.05
Distributions from:
Net investment income	(0.32)		(0.43)	(0.02)
Total distributions	(0.32)		(0.43)	(0.02)
Total increase in net asset value	0.25		3.08	0.03
Net asset value, ending	$23.36		$23.11	$20.03
Total return (c)	2.46%	(d)	17.98%	0.25%	(d)
Ratios to average net assets: (e)
Total expenses	0.98%	(f)	3.00%	5.53%	(f)
Net expenses	0.62%	(f)	0.62%	0.62%	(f)
Net investment income	1.88%	(f)	1.96%	2.47%	(f)
Portfolio turnover	12%	(d)	26%	35%	(d)
Net assets, ending (in thousands)	$19,470		$5,968	$3,714

(a) From October 30, 2015 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund
.

(f) Annualized.
See notes to financial statements.

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CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,	Period Ended September 30,
CLASS I SHARES			2017	2016 (a)
Net asset value, beginning	$23.32		$20.08	$20.00
Income from investment operations:
Net investment income (b)	0.22		0.63	0.51
Net realized and unrealized gain (loss)	0.39		3.00	(0.40)
Total from investment operations	0.61		3.63	0.11
Distributions from:
Net investment income	(0.32)		(0.39)	(0.03)
Total distributions	(0.32)		(0.39)	(0.03)
Total increase in net asset value	0.29		3.24	0.08
Net asset value, ending	$23.61		$23.32	$20.08
Total return (c)	2.65%	(d)	18.42%	0.56%	(d)
Ratios to average net assets: (e)
Total expenses	0.72%	(f)	1.43%	4.81%	(f)
Net expenses	0.27%	(f)	0.27%	0.27%	(f)
Net investment income	1.80%	(f)	2.85%	2.90%	(f)
Portfolio turnover	12%	(d)	26%	35%	(d)
Net assets, ending (in thousands)	$63,736		$30,815	$2,571

(a) From October 30, 2015 inception.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class C shares and Class Y shares. At the close of business on December 8, 2017, Class C shares were converted to Class A shares and Class Y shares converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 29

value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$6,304,346	$—		$—	$6,304,346
Ireland	83,136	1,084,953		—	1,168,089
Israel	130,512	91,288		—	221,800
Netherlands	334,152	2,908,018		—	3,242,170
Singapore	449,856	672,583		—	1,122,439
Sweden	68,008	2,025,939		—	2,093,947
United Kingdom	781,034	10,032,615		—	10,813,649
United States	39,208	—		—	39,208
Other Countries(1)	—	57,344,514		—	57,344,514
Total Common Stocks	$8,190,252	$74,159,910	(2)	$—	$82,350,162
Time Deposit	—	553,382		—	553,382
Short Term Investment of Cash Collateral for Securities Loaned	1,290,521	—		—	1,290,521
Total Investments	$9,480,773	$74,713,292		$—	$84,194,065

(1) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(2) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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At March 31, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% the Fund’s average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $49,714.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.62% and 0.27% for Class A and Class I, respectively, and prior to the close of business on December 8, 2017, 1.37 % and 0.37% for Class C and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $120,912.

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The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I (and Class C and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived the administrative fee through January 31, 2018. For the six months ended March 31, 2018, CRM was paid administrative fees of $39,236, of which $24,620 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $11,816 and $920 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $3,753 as its portion of the sales charge on sales of Class A shares and $58 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $1,191 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser, and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31 2018, the Fund’s allocated portion of such expense and reimbursement was $718, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $43,652,085 and $7,770,503, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $33,710 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2017, $33,710 are short-term.
Additionally, at September 30, 2017, the Fund had a capital loss of $34,395 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2018.

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The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$78,933,470
Gross unrealized appreciation	$6,583,537
Gross unrealized depreciation	(1,322,942)
Net unrealized appreciation (depreciation)	$5,260,595
NOTE 5 — OVERDRAFT ADVANCES
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSB) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSB at the current rate of interest charged by SSB for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSB. SSB has a lien on the Fund's assets to the extent of any overdraft. At March 31, 2018, the Fund had a payment due to SSB pursuant to the foregoing arrangement of $21,968. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018. The Fund’s average overdraft advances during the six months ended March 31, 2018 were not significant.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSB, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan was $2,295,785 and the total value of collateral received was $2,387,061, comprised of cash of $1,290,521 and U.S. Government and/or agencies securities of $1,096,540.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,387,061	$—	$—	$—	$2,387,061
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.

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NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	573,259	$13,507,117	190,314	$4,046,473
Reinvestment of distributions	4,353	102,689	4,263	81,457
Shares redeemed	(22,846)	(540,532)	(121,822)	(2,444,763)
Conversion from Class C	20,436	481,444	—	—
Net increase	575,202	$13,550,718	72,755	$1,683,167

Class C (1)
Shares sold	2,525	$58,247	12,399	$266,656
Reinvestment of distributions	—	—	253	4,826
Shares redeemed	(614)	(14,227)	(5,097)	(101,189)
Conversion to Class A	(20,667)	(481,444)	—	—
Net increase (decrease)	(18,756)	($437,424)	7,555	$170,293

Class I
Shares sold	1,104,631	$26,274,604	1,366,993	$28,762,562
Reinvestment of distributions	33,082	788,017	2,472	47,539
Shares redeemed	(172,695)	(4,117,967)	(175,844)	(3,677,565)
Conversion from Class Y	413,119	9,824,413	—	—
Net increase	1,378,137	$32,769,067	1,193,621	$25,132,536

Class Y (1)
Shares sold	32,376	$760,383	196,477	$4,230,805
Reinvestment of distributions	—	—	8,401	160,208
Shares redeemed	(5,322)	(124,818)	(94,660)	(1,968,147)
Conversion to Class I	(417,047)	(9,824,413)	—	—
Net increase (decrease)	(389,993)	($9,188,848)	110,218	$2,422,866

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At March 31, 2018, Calvert Aggressive Allocation Fund, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in aggregate 51.7% of the value of the outstanding shares of the Fund.

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NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-year period ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of its peer universe and its Lipper benchmark index for the one-year period ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert International Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert International Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

40 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24196 3.31.2018

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 24, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 24, 2018